UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2021

UBS Liquid Assets Government Fund

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six months ended October 31, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Fund’s yield was also low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2021 was 0.01% compared to 0.06% on April 30, 2021 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%, respectively. Economic activity then moderated as consumer spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States… Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal fund rate.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 47 days. At the end of the period on October 31, 2021, the Fund’s WAM was 46 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the six-month period. We decreased the Fund’s exposure to US Treasury obligations. In contrast, we increased the Fund’s exposures to repurchase agreements and US government agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.).

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2021	Ending account value[1] October 31, 2021	Expenses paid during period[2] 05/01/21 to 10/31/21	Expense ratio during the period

Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2021 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	(0.02)
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	(0.02)
Weighted average maturity[2]	46 days

Portfolio composition[3]
U.S. government agency obligations	43.5%
U.S. Treasury obligations	28.9
Repurchase agreements	28.9
Liabilities in excess of other assets	(1.3)
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
U.S. government agency obligations—43.5%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$8,000,000	$7,997,093
SOFR + 0.013%, 0.063%, due 11/01/21[2]	9,000,000	9,000,000
0.070%, due 08/10/22	5,000,000	4,999,963
0.070%, due 08/19/22	5,000,000	4,999,659
SOFR + 0.025%, 0.075%, due 11/01/21[2]	2,000,000	2,000,000
0.075%, due 11/01/21[2]	4,000,000	4,000,000
0.075%, due 11/01/21[2]	1,000,000	1,000,000
0.075%, due 11/01/21[2]	2,000,000	2,000,000
0.075%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.025%, 0.075%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.035%, 0.085%, due 11/01/21[2]	2,000,000	2,000,000
0.085%, due 11/01/21[2]	3,000,000	3,000,000
0.085%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.050%, 0.100%, due 11/21/22[2]	2,500,000	2,500,000
SOFR + 0.055%, 0.105%, due 11/01/21[2]	1,500,000	1,500,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	1,000,000	1,000,000
Series 0001, SOFR + 0.030%, 0.080%, due 11/01/21[2]	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.035%, 0.085%, due 11/01/21[2]	5,000,000	5,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	4,000,000	4,000,000
Federal Home Loan Bank 0.020%, due 11/15/21[1]	25,000,000	24,999,806
0.020%, due 01/06/22[1]	25,000,000	24,999,083
0.021%, due 11/10/21[1]	20,000,000	19,999,895
0.025%, due 12/22/21[1]	10,000,000	9,999,646
0.025%, due 12/27/21[1]	22,000,000	21,999,144
0.030%, due 12/22/21[1]	13,000,000	12,999,448
0.035%, due 12/08/21[1]	10,000,000	9,999,640
0.040%, due 11/12/21	10,000,000	9,999,997
0.040%, due 11/24/21[1]	11,000,000	10,999,719
0.042%, due 12/15/21[1]	12,000,000	11,999,384
0.043%, due 01/05/22[1]	10,000,000	9,999,224
0.043%, due 01/12/22[1]	10,000,000	9,999,140
0.044%, due 12/31/21[1]	10,000,000	9,999,267
0.045%, due 02/01/22	7,500,000	7,499,980
0.050%, due 01/05/22	10,000,000	9,999,908
0.050%, due 03/17/22	5,000,000	4,999,782
0.056%, due 04/22/22[1]	7,000,000	6,998,127
SOFR + 0.010%, 0.060%, due 11/01/21[2]	67,000,000	67,000,000
0.075%, due 07/15/22[1]	5,000,000	4,997,333

	Face amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.060%, 0.110%, due 11/01/21[2]	$3,000,000	$3,000,000
SOFR + 0.090%, 0.140%, due 11/01/21[2]	3,000,000	3,000,000
SOFR + 0.150%, 0.200%, due 11/01/21[2]	6,500,000	6,500,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.145%, due 11/01/21[2]	5,000,000	5,000,000
SOFR + 0.100%, 0.150%, due 11/01/21[2]	13,000,000	13,000,000
SOFR + 0.190%, 0.240%, due 11/01/21[2]	6,000,000	6,000,000
Federal National Mortgage Association 0.030%, due 12/15/21[1]	15,000,000	14,999,450
SOFR + 0.180%, 0.230%, due 11/01/21[2]	6,000,000	6,000,000
SOFR + 0.200%, 0.250%, due 11/01/21[2]	7,500,000	7,500,000
Total U.S. government agency obligations (cost—$432,484,688)		432,484,688
U.S. Treasury obligations—28.9%
U.S. Cash Management Bills 0.021%, due 12/14/21[1]	15,000,000	14,999,627
0.036%, due 01/25/22[1]	11,000,000	10,999,091
0.046%, due 01/18/22[1]	10,000,000	9,999,025
0.051%, due 12/28/21[1]	3,000,000	2,999,763
0.051%, due 02/01/22[1]	10,000,000	9,998,722
0.056%, due 03/01/22[1]	10,000,000	9,998,182
U.S. Treasury Bills 0.030%, due 11/18/21[1]	10,000,000	9,999,858
0.030%, due 11/26/21[1]	7,000,000	6,999,854
0.036%, due 11/12/21[1]	10,000,000	9,999,893
0.036%, due 12/02/21[1]	11,000,000	10,999,669
0.036%, due 12/23/21[1]	1,500,000	1,499,924
0.036%, due 12/30/21[1]	11,000,000	10,999,369
0.037%, due 12/09/21[1]	25,000,000	24,999,314
0.039%, due 02/10/22	20,000,000	19,997,938
0.046%, due 03/24/22[1]	10,000,000	9,998,213
0.049%, due 12/07/21[1]	10,000,000	9,999,515
0.051%, due 01/13/22[1]	4,000,000	3,999,594
0.051%, due 01/20/22[1]	10,000,000	9,998,889
0.051%, due 02/17/22[1]	10,000,000	9,998,500
0.051%, due 02/24/22[1]	10,000,000	9,998,403
0.051%, due 03/31/22[1]	11,000,000	10,997,708
0.056%, due 02/03/22[1]	10,000,000	9,998,564
0.056%, due 03/03/22[1]	10,000,000	9,998,136
0.061%, due 04/28/22[1]	10,000,000	9,997,033
0.080%, due 08/11/22[1]	4,000,000	3,997,532
0.360%, due 12/16/21[1]	15,000,000	14,999,531
U.S. Treasury Notes 0.125%, due 08/31/22	5,000,000	5,001,821
1.500%, due 09/15/22	7,000,000	7,086,278
1.875%, due 01/31/22	5,000,000	5,022,671
1.875%, due 02/28/22	2,000,000	2,011,911
Total U.S. Treasury obligations (cost—$287,594,528)		287,594,528

5

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Repurchase agreements—28.9%
Repurchase agreement dated 10/29/21 with MUFG Securities Americas Inc., 0.050% due 11/01/21, collateralized by $221,387,282 Federal Home Loan Mortgage Corp. obligations, 1.500% to 4.500% due 5/25/27 to 10/25/51, $61,471,099 Federal National Mortgage Association obligations, 2.301% to 4.000% due 9/25/22 to 7/25/48 and $60,152,716 Government National Mortgage Association obligations, 1.200% to 4.000% due 3/20/41 to 1/20/51; (value—$178,500,000); proceeds: $175,000,729	$175,000,000	$175,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $564,400 U.S. Treasury Note, 0.375% due 11/30/25; (value—$549,796); proceeds: $539,000	539,000	539,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with Goldman Sachs & Co., 0.050% due 11/01/21, collateralized by $110,851,100 U.S. Treasury Note, 1.625% due 10/31/26; (value—$114,138,022); proceeds: $111,900,466	$111,900,000	$111,900,000
Total repurchase agreements (cost—$287,439,000)		287,439,000
Total investments (cost—$1,007,518,216 which approximates cost for federal income tax purposes)—101.3%		1,007,518,216

Liabilities in excess of other assets—(1.3)%		(12,482,528)
Net assets—100.0%		$995,035,688

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$432,484,688	$—	$432,484,688
U.S. Treasury obligations	—	287,594,528	—	287,594,528
Repurchase agreements	—	287,439,000	—	287,439,000
Total	$—	$1,007,518,216	$—	$1,007,518,216

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronym

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2021 (unaudited)

Assets:
Investments, at value (cost—$720,079,216)	$720,079,216
Repurchase agreements, at value (cost—$287,439,000)	287,439,000
Total investments in securities, at value (cost—$1,007,518,216)	1,007,518,216
Cash	525,495
Receivable for interest	77,165
Receivable from affiliate	291
Other assets	39,103
Total assets	1,008,160,270

Liabilities:
Payable for investments purchased	12,998,182
Dividends payable to shareholders	9,682
Accrued expenses and other liabilities	116,718
Total liabilities	13,124,582

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$995,036,451
Distributable earnings (accumulated losses)	(763)
Net assets	$995,035,688
Shares outstanding	995,032,889
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2021 (unaudited)
Investment income:
Interest	$265,181
Expenses:
Investment advisory and administration fees	155,143
Transfer agency fees	42,285
Custody and fund accounting fees	24,740
Trustees fees	10,620
Professional services fees	44,980
Printing and shareholder report fees	16,688
Federal and state registration fees	27,251
Insurance expense	4,464
Other expenses	30,460
Total expenses	356,631
Fee waivers by investment advisor and administrator	(158,549)
Net expenses	198,082
Net investment income (loss)	67,099
Net realized gain (loss)	979
Net increase (decrease) in net assets resulting from operations	$68,078

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$67,099	$1,427,774
Net realized gain (loss)	979	—
Net increase (decrease) in net assets resulting from operations	68,078	1,427,774
Total distributions	(67,099)	(1,460,394)
Net increase (decrease) in net assets from beneficial interest transactions	(104,814,196)	86,901,359
Net increase (decrease) in net assets	(104,813,217)	86,868,739
Net assets:

Beginning of period	1,099,848,905	1,012,980,166
End of period	$995,035,688	$1,099,848,905

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.017	0.022	0.011	0.004
Net realized gain (loss)	0.000 [1]	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.017	0.022	0.011	0.004
Dividends from net investment income	(0.000)[1]	(0.001)	(0.017)	(0.022)	(0.011)	(0.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.15%	1.75%	2.16%	1.14%	0.42%
Ratios to average net assets:
Expenses before fee waivers	0.07%[3]	0.07%	0.07%	0.08%	0.10%	0.11%
Expenses after fee waivers	0.04%[3]	0.04%	0.04%	0.03%	0.05%	0.05%
Net investment income (loss)	0.01%[3]	0.14%	1.90%	2.20%	1.13%	0.45%
Supplemental data:
Net assets, end of period (000’s)	$995,036	$1,099,849	$1,012,980	$2,234,641	$1,099,902	$1,275,587

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Fund’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2021, its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2021, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

13

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

UBS AM may also voluntarily reimburse expenses in the event that Fund yields drop below a certain level. This additional undertakings is voluntary and not contractual and may be terminated at any time. At October 31, 2021, UBS AM owed the Fund $291 and for the period ended October 31, 2021, UBS AM voluntarily reimbursed expenses of $3,406, which is not subject to future recoupment. There is no guarantee that this additional voluntary amount will continue to be reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. This amount owed by or owed to UBS AM is shown at a net level on the statement of assets and liabilities.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Fund did not purchase or sell any securities (e.g., fixed income securities) in principal trades with Morgan Stanley. If any such transactions had occurred, Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	2,335,984,210	5,318,400,802
Shares repurchased	(2,440,896,950)	(5,233,319,145)
Dividends reinvested	98,544	1,819,702
Net increase (decrease) in shares outstanding	(104,814,196)	86,901,359

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2021 was ordinary income in the amount of $1,460,394.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2022.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would

14

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

July 2021 Board Meeting

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and

17

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2021 and (b) annualized performance information for each year in the ten-year period ended April 30, 2021. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for the five- and ten-year and since inception periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

18

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

19

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S217

UBS Ultra Short Income Fund

Semiannual Report  |  October 31, 2021

UBS Ultra Short Income Fund

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for UBS Ultra Short Income Fund (the “Fund”) for the six months ended October 31, 2021 (the “reporting period”).

Performance

For the six months ended October 31, 2021 (the “reporting period”), Class A shares of UBS Ultra Short Income Fund returned -0.04%, while Class P shares returned 0.01% and Class I shares returned 0.02% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML US 3-Month Treasury Bill (the “Index”) returned 0.01%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%, respectively. Economic activity then moderated as consumer spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States… Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal fund rate.

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s performance during the reporting period was relatively in line with the benchmark. The Fund’s yield advantage relative to the benchmark was offset by the negative impact of rising rates, generally in the front-end of the US fixed income markets and modestly wider credit spreads. Expectations of the Fed beginning to raise rates earlier and faster in 2022 were one of the main drivers of these yield and spread changes. (The yield spread or credit spread is the difference between the quoted rates of return on two different investments, usually of different credit qualities but similar maturities.)

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, asset-backed securities and commercial paper. It also had modest allocations to mortgage-backed securities and certificates of deposit.

1

UBS Ultra Short Income Fund

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

Scott Dolan Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 10/31/21 (unaudited)

	6 months	1 year	Inception[1]
Class A	(0.04)%	(0.03)%	1.34%
Class P	0.01%	0.07%	1.41%
Class I	0.02%	(0.01)%	1.40%
ICE BofAML US 3-Month Treasury Bill Index[2]	0.01%	0.06%	1.23%

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 27, 2021 prospectuses were as follows: Class A—0.44% and 0.35%; Class P—0.34% and 0.25%; and Class I—0.33% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2022 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value October 31, 2021	Expenses paid during period 05/01/21 to 10/31/21[1]	Expense ratio during the period

Class A
Actual	$1,000.00	$999.60	$1.76	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.44	1.79	0.35

Class P
Actual	$1,000.00	$1,000.10	$1.26	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.94	1.28	0.25

Class I
Actual	$1,000.00	$1,000.20	$1.16	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.05	1.17	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Ultra Short Income Fund

Portfolio statistics—(unaudited)1

As a percentage of net assets as of October 31, 2021

Top ten holdings
Energy Transfer LP, 0.355% due 11/02/21	2.9%

Intesa Funding LLC, 0.070% due 11/01/21	2.5

General Motors Financial Co., Inc., 0.300% due 11/08/21	2.3

BPCE SA, 3.000% due 05/22/22	2.2

Goldman Sachs Group, Inc., 5.750% due 01/24/22	2.1

AbbVie, Inc., 3.450% due 03/15/22	2.1

NatWest Markets PLC, 3.625% due 09/29/22	1.7

Credit Agricole SA, 3.375% due 01/10/22	1.5

Ford Credit Floorplan Master Owner Trust, 2.420% due 09/15/24	1.5

Credit Suisse Group Funding Guernsey Ltd., 3.800% due 09/15/22	1.4
Total	20.2%

Top five issuer breakdown by country or territory of origin
United States	77.5%
France	6.2
Canada	5.8
Germany	3.2
Japan	2.9
Total	95.6%

Asset allocation
Corporate bonds	50.5%
Asset-backed securities	25.1
Commercial paper	20.7
Mortgage-backed securities	5.0
Certificates of deposit	1.1
Short-term investments	0.1
Cash equivalents and liabilities in excess of other assets	(2.5)
Total	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

6

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Asset-backed securities—25.1%
BMW Vehicle Owner Trust,
Series 2018-A, Class A4, 2.510%, due 06/25/24	$1,429,824	$1,434,311
Canadian Pacer Auto Receivables Trust,
Series 2018-2A, Class A3, 3.270%, due 12/19/22[1]	116,888	117,130
Series 2021-1A, Class A2A, 0.240%, due 10/19/23[1]	4,500,000	4,497,806
CCG Receivables Trust,
Series 2019-1, Class A2, 2.800%, due 09/14/26[1]	795,274	801,380
Series 2021-1, Class A2, 0.300%, due 06/14/27[1]	2,164,725	2,158,393
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, due 04/15/31[1]	1,510,141	1,524,504
Series 2019-2A, Class A1, 1.950%, due 09/15/31[1]	1,947,509	1,962,455
Daimler Trucks Retail Trust,
Series 2019-1, Class A3, 2.770%, due 08/15/22[1]	187,910	188,343
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, due 03/22/24[1]	5,612,728	5,625,965
Series 2020-1, Class B, 2.980%, due 04/24/23[1]	2,737,000	2,799,011
Series 2020-1, Class C, 4.260%, due 06/22/23[1]	2,647,000	2,732,864
DLL LLC,
Series 2018-1, Class A4, 3.270%, due 04/17/26[1]	435,762	437,771
Series 2018-ST2, Class A4, 3.590%, due 06/20/24[1]	1,718,770	1,722,064
Series 2019-DA1, Class A3, 2.890%, due 04/20/23[1]	1,042,195	1,045,684
Series 2019-DA1, Class A4, 2.920%, due 04/20/27[1]	24,485,000	24,977,389
Series 2019-MA2, Class A3, 2.340%, due 09/20/23[1]	7,188,958	7,234,943
Series 2019-MT3, Class A3, 2.080%, due 02/21/23[1]	20,137,168	20,225,035
Series 2019-MT3, Class A4, 2.150%, due 09/21/26[1]	3,000,000	3,041,282
Enterprise Fleet Financing LLC,
Series 2018-2, Class A3, 3.340%, due 02/20/24[1]	1,738,159	1,740,171
Series 2018-3, Class A2, 3.380%, due 05/20/24[1]	1,415,338	1,419,741
Series 2018-3, Class A3, 3.550%, due 05/20/24[1]	16,520,000	16,652,735
Series 2019-1, Class A2, 2.980%, due 10/20/24[1]	2,581,285	2,592,655
Series 2019-2, Class A2, 2.290%, due 02/20/25[1]	6,887,056	6,958,099
Series 2019-3, Class A2, 2.060%, due 05/20/25[1]	17,155,545	17,334,758

	Face amount	Value
Asset-backed securities—(continued)
Series 2020-1, Class A2, 1.780%, due 12/22/25[1]	$11,856,239	$11,972,548
Series 2020-2, Class A2, 0.610%, due 07/20/26[1]	4,047,109	4,047,493
Enterprise Fleet Funding LLC,
Series 2021-1, Class A2, 0.440%, due 12/21/26[1]	6,000,000	5,982,809
Ford Credit Auto Lease Trust,
Series 2020-B, Class C, 1.700%, due 02/15/25	12,750,000	12,910,738
Ford Credit Auto Owner Trust,
Series 2017-1, Class A, 2.620%, due 08/15/28[1]	21,485,000	21,630,986
Series 2017-2, Class A, 2.360%, due 03/15/29[1]	22,500,000	22,893,579
Series 2017-2, Class B, 2.600%, due 03/15/29[1]	11,926,000	12,142,839
Series 2018-2, Class B, 3.610%, due 01/15/30[1]	10,000,000	10,471,040
Series 2019-A, Class A3, 2.780%, due 09/15/23	4,682,563	4,723,573
Ford Credit Floorplan Master Owner Trust,
Series 2018-2, Class A, 3.170%, due 03/15/25	11,480,000	11,892,722
Series 2019-3, Class A1, 2.230%, due 09/15/24	10,000,000	10,164,415
Series 2019-3, Class B, 2.420%, due 09/15/24	34,918,000	35,503,264
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A2A, 0.710%, due 10/20/22	722,754	723,164
Series 2020-2, Class B, 1.560%, due 07/22/24	4,750,000	4,803,105
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3, 2.810%, due 12/16/22	212,105	212,392
Series 2019-1, Class A3, 2.970%, due 11/16/23	699,278	703,970
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A, 2.700%, due 04/15/24[1]	22,200,000	22,451,855
Series 2019-1, Class B, 2.860%, due 04/15/24[1]	8,000,000	8,094,002
Series 2019-1, Class C, 3.060%, due 04/15/24[1]	3,515,000	3,557,743
Series 2020-1, Class A, 0.680%, due 08/15/25[1]	10,000,000	9,996,295
Series 2020-1, Class C, 1.480%, due 08/15/25[1]	3,430,000	3,458,773
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4, 2.830%, due 06/17/24[1]	1,502,551	1,504,184
Series 2019-1, Class A4, 3.210%, due 02/18/25[1]	1,667,000	1,704,611

7

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A3, 3.160%, due 01/17/23	$450,535	$452,957
Hyundai Auto Lease Securitization Trust,
Series 2019-B, Class A3, 2.040%, due 08/15/22[1]	5,075	5,079
Series 2019-B, Class B, 2.130%, due 11/15/23[1]	11,884,000	11,937,862
Series 2020-B, Class A4, 0.580%, due 06/17/24[1]	1,550,000	1,553,145
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3, 2.660%, due 06/15/23	5,089,987	5,122,332
John Deere Owner Trust,
Series 2018-B, Class A3, 3.080%, due 11/15/22	133,759	133,932
Kubota Credit Owner Trust,
Series 2018-1A, Class A4, 3.210%, due 01/15/25[1]	8,718,340	8,762,830
Series 2019-1A, Class A3, 2.460%, due 10/16/23[1]	2,186,149	2,210,934
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5, 2.330%, due 12/08/25[1]	2,188,091	2,202,591
Series 2016-AA, Class A4, 1.760%, due 01/17/23[1]	45,629	45,660
Series 2017-AA, Class A5, 2.680%, due 07/16/27[1]	3,000,000	3,041,346
Series 2017-B, Class A4, 2.410%, due 11/15/24[1]	2,622,513	2,640,124
Series 2018-A, Class A3, 3.200%, due 09/12/22[1]	80,844	80,918
Series 2019-B, Class A2, 2.070%, due 10/12/22[1]	513,910	514,511
NextGear Floorplan Master Owner Trust,
Series 2020-1A, Class A2, 1.550%, due 02/15/25[1]	28,022,000	28,369,274
Nissan Auto Lease Trust,
Series 2020-A, Class A4, 1.880%, due 04/15/25	4,500,000	4,547,071
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4, 2.280%, due 02/15/24	600,164	602,300
Series 2018-B, Class A3, 3.060%, due 03/15/23	259,956	261,063
Series 2018-C, Class A3, 3.220%, due 06/15/23	1,301,583	1,311,312
Series 2019-A, Class A3, 2.900%, due 10/16/23	3,386,702	3,418,353
Series 2020-A, Class A2, 1.450%, due 12/15/22	75,690	75,732
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%, due 10/15/24[1]	1,838,468	1,846,396
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.300%, due 05/22/23[1]	10,890,000	10,960,347

	Face amount	Value
Asset-backed securities—(concluded)
Series 2019-C, Class B, 2.170%, due 11/20/23[1]	$7,995,000	$8,100,357
Series 2020-A, Class A3, 1.740%, due 07/20/23[1]	25,000,000	25,224,805
Securitized Term Auto Receivables Trust,
Series 2019-1A, Class A3, 2.986%, due 02/27/23[1]	1,564,142	1,571,087
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class B, 2.820%, due 10/15/25	14,917,808	15,239,648
Tesla Auto Lease Trust,
Series 2020-A, Class A2, 0.550%, due 05/22/23[1]	5,629,138	5,632,474
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A3, 3.180%, due 03/15/23	3,676,504	3,702,824
Series 2019-A, Class A3, 2.910%, due 07/17/23	1,595,833	1,610,570
USAA Auto Owner Trust,
Series 2019-1, Class A3, 2.160%, due 07/17/23	4,167,288	4,178,332
Verizon Owner Trust,
Series 2018-A, Class B, 3.380%, due 04/20/23	6,700,000	6,746,848
Series 2019-A, Class C, 3.220%, due 09/20/23	2,700,000	2,753,164
Series 2019-B, Class A1A, 2.330%, due 12/20/23	950,877	958,761
Series 2019-B, Class C, 2.600%, due 12/20/23	14,450,000	14,734,740
World Financial Network Credit Card Master Trust,
Series 2019-A, Class A, 3.140%, due 12/15/25	20,800,000	20,976,850
Series 2019-B, Class A, 2.490%, due 04/15/26	21,500,000	21,799,979
Series 2019-B, Class M, 3.040%, due 04/15/26	3,705,000	3,763,856
Series 2019-C, Class M, 2.710%, due 07/15/26	16,180,000	16,476,919
World Omni Auto Receivables Trust,
Series 2018-B, Class A3, 2.870%, due 07/17/23	373,346	374,996
Series 2018-C, Class A3, 3.130%, due 11/15/23	745,991	751,499
Series 2018-C, Class A4, 3.270%, due 09/16/24	2,610,000	2,662,993
Series 2018-D, Class A3, 3.330%, due 04/15/24	499,631	504,867
Total asset-backed securities (cost—$598,091,386)		598,632,227

Certificates of deposit—1.1%
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 0.406%, due 12/10/21[2] (cost—$25,000,000)	25,000,000	25,009,257

8

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Commercial paper[3]—20.7%
American Electric Power Co., Inc. 0.213%, due 11/16/21	$5,276,000	$5,275,644
AT&T, Inc.
0.380%, due 11/16/21	15,000,000	14,998,987
0.387%, due 11/18/21	25,000,000	24,998,083
0.400%, due 12/14/21	3,000,000	2,999,383
Cigna Corp. 0.284%, due 02/11/22	20,000,000	19,988,042
Disney (Walt) Co. 0.230%, due 09/15/22	2,400,000	2,394,864
EI du Pont de Nemours & Co. 0.305%, due 12/01/21	25,000,000	24,996,387
Enel Finance America LLC
0.407%, due 03/03/22	15,000,000	14,987,760
0.407%, due 03/09/22	15,000,000	14,986,845
0.407%, due 04/01/22	15,000,000	14,983,124
0.407%, due 04/13/22	10,000,000	9,987,504
Energy Transfer LP 0.355%, due 11/02/21	70,000,000	69,997,620
General Motors Financial Co., Inc. 0.300%, due 11/08/21	55,000,000	54,995,799
Glencore Funding LLC 0.284%, due 11/05/21	25,000,000	24,999,295
Humana Inc. 0.264%, due 11/08/21	25,000,000	24,999,187
Hyundai Capital America
0.190%, due 11/02/21	11,000,000	10,999,878
0.300%, due 04/06/22	13,893,000	13,880,544
0.320%, due 02/03/22	21,400,000	21,390,082
Intesa Funding LLC 0.070%, due 11/01/21	59,000,000	58,997,680
Societe Generale NA
0.285%, due 12/29/21	25,000,000	24,996,569
0.285%, due 01/11/22	15,000,000	14,997,256
Volkswagen Credit, Inc.
0.325%, due 01/10/22	10,000,000	9,996,168
0.336%, due 03/01/22	10,000,000	9,992,723
Volkswagen Group of America Finance LLC 0.500%, due 11/10/21	4,000,000	3,999,628
Total commercial paper (cost—$494,378,670)		494,839,052

Corporate bonds—50.5%
Auto manufacturers—5.4%
American Honda Finance Corp.
3 mo. USD LIBOR + 0.350%, 0.471%, due 11/05/21[2]	10,035,000	10,035,330
3.375%, due 12/10/21	20,000,000	20,065,997
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.670%, 0.791%, due 11/05/21[1,2]	4,500,000	4,500,257
3 mo. USD LIBOR + 0.880%, 1.011%, due 02/22/22[1,2]	9,750,000	9,773,171
2.850%, due 01/06/22[1]	11,525,000	11,575,135
3.400%, due 02/22/22[1]	14,682,000	14,818,990
Toyota Motor Corp. 2.157%, due 07/02/22	4,425,000	4,474,482

	Face amount	Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.690%, 0.811%, due 01/11/22[2]	$4,000,000	$4,004,937
Series B, SOFR + 0.290%, 0.339%, due 09/13/24[2]	16,000,000	16,043,910
Volkswagen Group of America Finance LLC 0.750%, due 11/23/22[1]	5,000,000	5,003,218
3 mo. USD LIBOR + 0.940%, 1.063%, due 11/12/21[1,2]	7,000,000	7,001,680
2.900%, due 05/13/22[1]	21,786,000	22,072,989

		129,370,096

Banks—27.2%
Bank of Montreal
SOFR + 0.320%, 0.369%, due 07/09/24[2]	2,000,000	2,004,890
Bank of Nova Scotia,
Series FRN, SOFR + 0.445%, 0.494%, due 04/15/24[2]	26,882,000	27,002,834
Barclays PLC 3.684%, due 01/10/23[4]	10,000,000	10,059,030
BNP Paribas SA 2.950%, due 05/23/22[1]	18,070,000	18,322,826
BPCE SA 3.000%, due 05/22/22[1]	52,600,000	53,348,679
Canadian Imperial Bank of Commerce
SOFR + 0.400%, 0.449%, due 12/14/23[2]	4,577,000	4,589,296
SOFR + 0.420%, 0.469%, due 10/18/24[2]	15,000,000	15,022,350
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%, 1.185%, due 12/08/21[2]	16,099,000	16,099,001
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.700%, 0.816%, due 03/10/22[1,2]	14,800,000	14,834,028
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.830%, 0.951%, due 01/10/22[2]	2,150,000	2,153,403
Credit Agricole SA 3.375%, due 01/10/22[1]	35,983,000	36,190,534
Credit Suisse AG
SOFR + 0.450%, 0.499%, due 02/04/22[2]	4,750,000	4,753,943
Credit Suisse Group Funding Guernsey Ltd. 3.800%, due 09/15/22	32,994,000	33,932,556
Goldman Sachs Group, Inc.
SOFR + 0.490%, 0.539%, due 10/21/24[2]	5,000,000	4,999,366
3.200%, due 02/23/23	10,000,000	10,301,992
5.750%, due 01/24/22	49,820,000	50,438,457
ING Groep N.V. 3.150%, due 03/29/22	20,632,000	20,861,536

9

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%, 0.578%, due 11/24/21[1,2]	$15,000,000	$15,003,933
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.920%, 1.051%, due 02/22/22[2]	10,285,000	10,310,376
2.665%, due 07/25/22	20,000,000	20,325,402
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 1.061%, due 02/28/22[2]	4,630,000	4,642,270
2.953%, due 02/28/22	8,382,000	8,451,450
Morgan Stanley
SOFR + 0.700%, 0.750%, due 01/20/23[2]	8,515,000	8,529,301
2.625%, due 11/17/21	7,000,000	7,006,917
2.750%, due 05/19/22	21,000,000	21,272,896
3.750%, due 02/25/23	15,000,000	15,608,076
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.710%, 0.834%, due 11/04/21[1,2]	8,350,000	8,350,334
National Bank of Canada
2.100%, due 02/01/23	23,000,000	23,419,685
2.150%, due 10/07/22[1]	10,000,000	10,159,465
NatWest Markets PLC
SOFR + 0.530%, 0.579%, due 08/12/24[1,2]	7,570,000	7,597,513
3.625%, due 09/29/22[1,4]	40,000,000	41,147,626
Royal Bank of Canada
SOFR + 0.340%, 0.389%, due 10/07/24[2]	20,000,000	20,008,800
3 mo. USD LIBOR + 0.730%, 0.862%, due 02/01/22[2]	7,143,000	7,156,113
Sumitomo Mitsui Financial Group, Inc. 2.778%, due 10/18/22	20,000,000	20,444,832
Toronto-Dominion Bank
SOFR + 0.350%, 0.399%, due 09/10/24[2]	15,000,000	15,025,920
SOFR + 0.480%, 0.530%, due 01/27/23[2]	9,475,000	9,510,918
Truist Bank
SOFR + 0.200%, 0.249%, due 01/17/24[2]	7,000,000	6,999,735
US Bancorp
3 mo. USD LIBOR + 0.640%, 0.764%, due 01/24/22[2]	18,216,000	18,231,466
US Bank N.A. /Cincinnati OH
3 mo. USD LIBOR + 0.180%, 0.310%, due 01/21/22[2]	14,000,000	14,002,965
Wells Fargo & Co. 3.500%, due 03/08/22	5,022,000	5,078,137
Westpac Banking Corp.
3 mo. USD LIBOR + 0.850%, 0.971%, due 01/11/22[2]	6,000,000	6,009,838

		649,208,689

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—3.2%
American Express Co. 2.500%, due 08/01/22	$15,000,000	$15,202,570
2.750%, due 05/20/22	19,795,000	20,015,457
3.400%, due 02/27/23	10,000,000	10,350,687
Capital One Financial Corp. 3.050%, due 03/09/22	20,000,000	20,142,697
3.200%, due 01/30/23	10,000,000	10,304,777

		76,016,188

Electric—4.7%
Dominion Energy, Inc., Series B, 2.750%, due 01/15/22	18,320,000	18,371,688
DTE Energy Co. 2.250%, due 11/01/22	2,590,000	2,631,773
Series H, 0.550%, due 11/01/22	24,500,000	24,506,183
Duke Energy Corp. 3.050%, due 08/15/22	20,000,000	20,283,248
Duke Energy Florida LLC,
Series A, 3 mo. USD LIBOR + 0.250%, 0.372%, due 11/26/21[2]	5,000,000	5,000,960
Eversource Energy, Series K, 2.750%, due 03/15/22	3,000,000	3,020,632
Series T, SOFR + 0.250%, 0.299%, due 08/15/23[2]	7,000,000	6,988,660
National Rural Utilities Cooperative Finance Corp.,
Series D, SOFR + 0.330%, 0.380%, due 10/18/24[2]	15,000,000	15,012,592
NextEra Energy Capital Holdings, Inc. 0.650%, due 03/01/23	5,000,000	5,005,623
3 mo. USD LIBOR + 0.720%, 0.849%, due 02/25/22[2]	5,000,000	5,009,209
2.900%, due 04/01/22	6,398,000	6,464,010

		112,294,578

Gas—0.2%
CenterPoint Energy Resources Corp. 0.700%, due 03/02/23	5,000,000	4,986,044

Healthcare-services—0.1%
Aetna, Inc. 2.750%, due 11/15/22	3,025,000	3,077,147

Insurance—2.2%
Lincoln National Corp. 4.200%, due 03/15/22	26,238,000	26,598,089
Metropolitan Life Global Funding I
SOFR + 0.300%, 0.349%, due 09/27/24[1,2]	10,000,000	10,014,629

10

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Corporate bonds—(concluded)
Insurance—(concluded)
New York Life Global Funding
3 mo. USD LIBOR + 0.280%, 0.410%, due 01/21/22[1,2]	$15,425,000	$15,436,258

		52,048,976

Internet—0.6%
eBay, Inc. 2.750%, due 01/30/23	15,000,000	15,372,263

Miscellaneous manufacturers—0.4%
General Electric Co. 2.700%, due 10/09/22	7,500,000	7,650,585
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 0.728%, due 03/16/22[1,2]	2,300,000	2,304,902

		9,955,487

Oil & gas—0.4%
Phillips 66 4.300%, due 04/01/22	9,306,000	9,456,539

Pharmaceuticals—3.4%
AbbVie, Inc.
3 mo. USD LIBOR + 0.460%, 0.587%, due 11/19/21[2]	11,287,000	11,288,357
3.450%, due 03/15/22	48,997,000	49,298,603
Cigna Corp. 3.050%, due 11/30/22	10,000,000	10,251,263
CVS Health Corp. 2.750%, due 12/01/22	10,000,000	10,181,191

		81,019,414

Pipelines—0.9%
Enterprise Products Operating LLC 4.050%, due 02/15/22	20,000,000	20,206,852

Retail—0.1%
Home Depot, Inc.
3 mo. USD LIBOR + 0.310%, 0.430%, due 03/01/22[2]	1,325,000	1,326,178

Semiconductors—0.2%
Analog Devices, Inc.
SOFR + 0.250%, 0.299%, due 10/01/24[2]	5,000,000	5,005,081

Software—1.1%
Oracle Corp. 2.500%, due 05/15/22	26,300,000	26,510,011

Telecommunications—0.4%
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%, 1.118%, due 03/16/22[2]	9,300,000	9,330,969
Total corporate bonds (cost—$1,205,885,107)		1,205,184,512

	Face amount	Value
Mortgage-backed securities—5.0%
Angel Oak Mortgage Trust,
Series 2020-R1, Class A1, 0.990%, due 04/25/53[1,5]	$10,036,871	$10,013,200
Series 2021-1, Class A1, 0.909%, due 01/25/66[1,5]	7,797,135	7,778,527
Series 2021-4, Class A1, 1.035%, due 01/20/65[1,5]	5,118,267	5,080,828
Series 2021-5, Class A1, 0.951%, due 07/25/66[1,5]	8,346,369	8,303,063
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1, 1.373%, due 05/25/65[1,5]	5,694,227	5,713,308
COLT Funding LLC,
Series 2021-3R, Class A1, 1.051%, due 12/25/64[1,5]	4,399,428	4,384,323
COLT Mortgage Loan Trust,
Series 2021-2, Class A1, 0.924%, due 08/25/66[1,5]	2,126,651	2,113,841
Series 2021-3, Class A1, 0.956%, due 09/27/66[1,5]	5,456,442	5,405,070
Series 2021-HX1, Class A1, 1.110%, due 10/25/66[1,5]	9,981,183	9,930,685
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1, 0.857%, due 05/25/65[1,5]	1,496,092	1,491,016
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1, 0.715%, due 05/25/65[1,5]	2,390,216	2,380,501
GCAT Trust,
Series 2021-NQM4, Class A1, 1.093%, due 08/25/66[1,5]	7,427,677	7,373,583
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1, 1.017%, due 07/25/61[1,5]	4,489,469	4,471,371
MFA Trust,
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,5]	820,327	818,308
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,5]	2,288,874	2,284,332
Series 2021-NQM2, Class A1, 1.029%, due 11/25/64[1,5]	3,651,870	3,637,620
New Residential Mortgage Loan Trust,
Series 2021-NQM3, Class A1, 1.156%, due 11/27/56[1,5]	9,493,653	9,452,899
Verus Securitization Trust,
Series 2021-1, Class A1, 0.815%, due 01/25/66[1,5]	4,248,011	4,231,166
Series 2021-2, Class A1, 1.031%, due 02/25/66[1,5]	1,601,739	1,593,467
Series 2021-3, Class A1, 1.046%, due 06/25/66[1,5]	3,108,222	3,093,102
Series 2021-4, Class A1, 0.938%, due 07/25/66[1,5]	1,725,195	1,707,990
Series 2021-5, Class A1, 1.013%, due 09/25/66[1,5]	7,915,734	7,854,603
Series 2021-R1, Class A1, 0.820%, due 10/25/63[1,5]	8,612,809	8,599,244

11

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Mortgage-backed securities—(concluded)
Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,5]	$2,683,160	$2,675,508
Total mortgage-backed securities (cost—$120,936,447)		120,387,555

	Number of shares
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 0.030%[6] (cost—$2,526,258)	2,526,258	2,526,258

	Number of shares	Value
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%[6] (cost—$16,302,680)	16,302,680	$16,302,680
Total investments (cost—$2,463,120,548)—103.2%		2,462,881,541

Liabilities in excess of other assets—(3.2)%		(77,024,953)
Net assets—100.0%		$2,385,856,588

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$598,632,227	$—	$598,632,227
Certificates of deposit	—	25,009,257	—	25,009,257
Commercial paper	—	494,839,052	—	494,839,052
Corporate bonds	—	1,205,184,512	—	1,205,184,512
Mortgage-backed securities	—	120,387,555	—	120,387,555
Short-term investments	—	2,526,258	—	2,526,258
Investment of cash collateral from securities loaned	—	16,302,680	—	16,302,680
Total	$—	$2,462,881,541	$—	$2,462,881,541

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $810,242,397, represented 34.0% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[4]	Security, or portion thereof, was on loan at the period end.
[5]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[6]	Rates shown reflect yield at October 31, 2021.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

12

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2021 (unaudited)

Assets:
Investments, at value (cost—$2,463,120,548)[1]	$2,462,881,541
Cash	2,732,382
Receivable for investments sold	25,000,000
Receivable for fund shares sold	887,638
Receivable for interest and dividends	7,709,885
Other assets	1,693
Total assets	2,499,213,139

Liabilities:
Payable for cash collateral from securities loaned	16,302,680
Payable for investments purchased	72,731,701
Payable for fund shares redeemed	23,457,952
Dividends payable to shareholders	38,465
Payable to affiliate	444,640
Payable to custodian	117,719
Accrued expenses and other liabilities	263,394
Total liabilities	113,356,551
Net assets	$2,385,856,588

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,398,464,602
Distributable earnings (accumulated losses)	(12,608,014)
Net assets	$2,385,856,588

Class A
Net assets	$500,421,221
Shares outstanding	50,135,867
Net asset value and offering price per share	$9.98

Class P
Net assets	$1,785,263,173
Shares outstanding	179,047,205
Net asset value and offering price per share	$9.97

Class I
Net assets	$100,172,194
Shares outstanding	10,056,004
Net asset value and offering price per share	$9.96

[1]	Includes $15,981,174 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

13

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2021 (unaudited)
Investment income:
Interest	6,005,382
Securities lending	444
Total income	6,005,826
Expenses:
Investment advisory and administration fees	4,071,180
Service fees—Class A	290,944
Transfer agency and related services fees—Class A	41,047
Transfer agency and related services fees—Class P	103,917
Transfer agency and related services fees—Class I	45
Custody and fund accounting fees	55,506
Trustees fees	27,236
Professional services fees	59,681
Printing and shareholder report fees	30,869
Federal and state registration fees	95,212
Insurance expense	14,525
Interest expense	89
Other expenses	65,818
Total expenses	4,856,069
Fee waivers and/or expense reimbursements by advisor and administrator	(1,192,303)
Net expenses	3,663,766
Net investment income (loss)	2,342,060
Net realized gain (loss) on investments	72,715
Net change in unrealized appreciation (depreciation) on investments	(2,696,518)
Net realized and unrealized gain (loss) from investment activities	(2,623,803)
Net increase (decrease) in net assets resulting from operations	$(281,743)

See accompanying notes to financial statements.

14

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$2,342,060	$11,683,425
Net realized gain (loss)	72,715	195,182
Net change in unrealized appreciation (depreciation)	(2,696,518)	11,560,189
Net increase (decrease) in net assets resulting from operations	(281,743)	23,438,796
Total distributions—Class A	(373,818)	(4,343,302)
Total distributions—Class P	(2,196,773)	(8,511,560)
Total distributions—Class I	(249,298)	(718,375)
Total distributions	(2,819,889)	(13,573,237)
From beneficial interest transactions:

Proceeds from shares sold	712,775,932	4,764,547,697
Cost of shares redeemed	(1,702,426,405)	(3,551,556,042)
Shares issued on reinvestment of dividends and distributions	2,404,745	11,196,086
Net increase (decrease) in net assets from beneficial interest transactions	(987,245,728)	1,224,187,741
Net increase (decrease) in net assets	(990,347,360)	1,234,053,300
Net assets:

Beginning of period	3,376,203,948	2,142,150,648
End of period	$2,385,856,588	$3,376,203,948

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2021 (unaudited)	Years ended April 30,		For the period from May 29, 2018[1] to April 30, 2019
		2021	2020
Net asset value, beginning of period	$9.99	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.00 [4]	0.04	0.20	0.23
Net realized and unrealized gain (loss)	(0.00)[4]	0.04	(0.05)	(0.01)[3]
Net increase (decrease) from operations	(0.00)[4]	0.08	0.15	0.22
Dividends from net investment income	(0.01)	(0.04)	(0.20)	(0.22)
Distributions from net realized gains	—	(0.00)[4]	—	—
Total dividends and distributions	(0.01)	(0.04)	(0.20)	(0.22)
Net asset value, end of period	$9.98	$9.99	$9.95	$10.00
Total investment return[5]	(0.04)%	0.82%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.44%[6,7]	0.44%[7]	0.45%[7]	0.47%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.35%[6,7]	0.35%[7]	0.35%[7]	0.31%[6,7]
Net investment income (loss)	0.09%[6]	0.41%	2.01%	2.48%[6]
Supplemental data:
Net assets, end of period (000’s)	$500,421	$662,131	$1,226,267	$1,193,910
Portfolio turnover	38%	64%	53%	12%

Class P
	Six months ended October 31, 2021 (unaudited)	Years ended April 30,		For the period from May 29, 2018[1] to April 30, 2019
		2021	2020
Net asset value, beginning of period	$9.98	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.01	0.04	0.20	0.24
Net realized and unrealized gain (loss)	(0.01)	0.05	(0.04)	(0.02)[3]
Net increase (decrease) from operations	—	0.09	0.16	0.22
Dividends from net investment income	(0.01)	(0.05)	(0.21)	(0.23)
Distributions from net realized gains	—	(0.00)[4]	—	—
Total dividends and distributions	(0.01)	(0.05)	(0.21)	(0.23)
Net asset value, end of period	$9.97	$9.98	$9.94	$9.99
Total investment return[5]	0.01%	0.92%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.34%[6,7]	0.34%[7]	0.36%[7]	0.39%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.25%[6,7]	0.25%[7]	0.25%[7]	0.21%[6,7]
Net investment income (loss)	0.19%[6]	0.38%	2.04%	2.61%[6]
Supplemental data:
Net assets, end of period (000’s)	$1,785,263	$2,218,543	$915,463	$358,489
Portfolio turnover	38%	64%	53%	12%

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Six months ended October 31, 2021 (unaudited)	Years ended April 30,		For the period from May 29, 2018[1] to April 30, 2019
		2021	2020
Net asset value, beginning of period	$9.97	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.01	0.03	0.22	0.22
Net realized and unrealized gain (loss)	(0.01)	0.05	(0.05)	(0.00)[3,4]
Net increase (decrease) from operations	—	0.08	0.17	0.22
Dividends from net investment income	(0.01)	(0.05)	(0.22)	(0.23)
Distributions from net realized gains	—	(0.00)[4]	—	—
Total dividends and distributions	(0.01)	(0.05)	(0.22)	(0.23)
Net asset value, end of period	$9.96	$9.97	$9.94	$9.99
Total investment return[5]	0.02%	0.84%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.33%[6,7]	0.33%[7]	0.35%[7]	0.38%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.23%[6,7]	0.23%[7]	0.23%[7]	0.16%[6,7]
Net investment income (loss)	0.21%[6]	0.31%	2.25%	2.42%[6]
Supplemental data:
Net assets, end of period (000’s)	$100,172	$495,530	$421	$675
Portfolio turnover	38%	64%	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]	Amount represents less than $0.005 or $(0.005) per share.
[5]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[6]	Annualized.
[7]	Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

18

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable

19

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

20

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors.

21

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

At October 31, 2021, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

22

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2021, UBS AM is owed $402,821 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2022. For the period ended October 31, 2021, UBS AM waived $1,192,303 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/ reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2021, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025
Class A	$3,620,802	$939,941	$1,554,459	$864,807	$261,595
Class P	3,461,707	278,721	613,566	1,733,591	835,829
Class I	299,616	15,733	801	188,203	94,879

For the period ended October 31, 2021, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2021, the Fund owed UBS AM (US) $41,819 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2021, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $61,613 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and

23

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2021, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security types held as non-cash collateral
$15,981,174	$16,302,680	$—	$16,302,680	U.S. Treasury Notes and U.S. Treasury Bills

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended October 31, 2021, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$738,102	3	$89	1.440%

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $33,944,717. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down”

24

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended October 31, 2021, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $669,931,769 and $869,809,937, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2021:

			Class A
			Shares	Amount
Shares sold			4,596	$45,909
Shares repurchased			(16,156,511)	(161,406,701)
Dividends reinvested			31,888	318,587
Net increase (decrease)			(16,120,027)	$(161,042,205)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	71,415,065	$712,730,023	—	$—
Shares repurchased	(114,786,758)	(1,145,575,753)	(39,663,386)	(395,443,951)
Dividends reinvested	188,633	1,882,622	20,417	203,536
Net increase (decrease)	(43,183,060)	$(430,963,108)	(39,642,969)	$(395,240,415)

For the year ended April 30, 2021:

			Class A
			Shares	Amount
Shares sold			613,445	$6,136,466
Shares repurchased			(58,024,274)	(579,960,883)
Dividends reinvested			382,940	3,827,292
Net increase (decrease)			(57,027,889)	$(569,997,125)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	358,287,732	$3,577,584,082	118,304,286	$1,180,827,149
Shares repurchased	(228,866,731)	(2,285,505,566)	(68,702,281)	(686,089,593)
Dividends reinvested	683,300	6,823,909	54,581	544,885
Net increase (decrease)	130,104,301	$1,298,902,425	49,656,586	$495,282,441

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2021 was ordinary income in the amount of $13,573,237.

25

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2021 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized Appreciation (depreciation)
$2,463,120,548	$1,939,065	$(2,178,072)	$(239,007)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2021, the Fund had capital loss carryforwards of $10,565,348 in short-term and $1,243,500 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of October 31, 2021 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

The tax year beginning with the Fund’s inception in May 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), UBS Series Funds (the “Trust”) has adopted a liquidity risk management program (the “program”) with respect to its series, Ultra Short Income Fund (the “Fund”).

UBS Asset Management (Americas) Inc. (“UBS AM”) has been designated by the Trust’s Board to administer the program, and UBS AM has delegated the responsibility to carry out certain functions described in the program to an internal group which is comprised of representatives of various investment and non-investment areas of the firm. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining shareholders’ interests. The program is intended to provide a framework for the assessment, management and periodic review of the Fund’s liquidity risks, taking into consideration, as applicable, the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during both normal and reasonable foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The provisions of the program shall be administered for the Fund in a manner that is appropriately tailored to reflect the Fund’s particular liquidity risks. UBS AM’s process of determining the degree of liquidity of the Fund’s investments is supported by a third-party liquidity assessment vendor. In May 2021, UBS AM provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation (the “report”). The report covered the period from May 2, 2020 through May 1, 2021.

UBS AM’s report concluded that the program was reasonably designed to assess and manage the Fund’s liquidity risk, including during periods of market volatility and net redemptions. UBS AM reported that the program operated adequately and has been implemented effectively to assess and manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to the Fund’s prospectuses for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

27

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

July 2021 Board Meeting

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the

28

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2022 (excluding dividend expense, borrowing costs, interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-year and since inception periods ended April 30, 2021 and (b) annualized performance information for each year in the two-year period ended April 30, 2021. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was below the median for the one-year and since inception periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.)

Management discussed the reasons for underperformance, noting that the Fund’s net assets fluctuated significantly during the reporting period, coinciding with a volatile market during the COVID-19 pandemic, which resulted in the Fund seeing outflows earlier in the period and then making new investments later in the period, when inflows returned, in a lower interest rate environment. Management further noted that competitor funds increased exposure to higher risk, but also higher yielding, investments during the period, affecting the Fund’s relative performance.

Based on its review, the board concluded that the Fund’s investment performance was acceptable.

29

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

30

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1698

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2021

Limited Purpose Cash Investment Fund

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six months ended October 31, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Fund’s yield was also low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2021 was 0.01%, unchanged from 0.01% on April 30, 2021 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%, respectively. Economic activity then moderated as consumer spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States… Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal funds rate.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 45 days when the reporting period began. At period end on October 31, 2021, it was 44 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.

At the issuer level, we continued to invest heavily in repurchase agreements and US government securities with the goal of reducing risk and keeping the Fund highly liquid. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Limited Purpose Cash Investment Fund

Q.	What types of securities did the Fund emphasize?
A.	At the security level, we increased the Fund’s exposure to repurchase agreements. In contrast, we reduced the Fund’s exposures to US Treasury obligations and US government agency obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs – for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2021	Ending account value October 31, 2021[1]	Expenses paid during period 05/01/21 to 10/31/21[2]	Expense ratio during the period

Limited Purpose Cash Investment Fund
Actual	$1,000.00	$1,000.00	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2021 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	(0.07)
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	(0.07)
Weighted average maturity[2]	44 days

Portfolio composition[3]
Repurchase agreements	53.0%
U.S. Treasury obligations	47.7
U.S. government agency obligations	0.3
Liabilities in excess of other assets	(1.0)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
U.S. government agency obligations—0.3%
Federal Home Loan Bank 0.050%, due 03/17/22[1] (cost—$14,999,346)	$15,000,000	$14,998,216

U.S. Treasury obligations—47.7%
U.S. Cash Management Bill 0.035%, due 01/25/22[1]	51,000,000	50,993,497
0.042%, due 01/11/22[1]	95,000,000	94,989,696
0.046%, due 01/04/22[1]	30,000,000	29,996,800
0.046%, due 01/18/22[1]	51,000,000	50,992,265
0.051%, due 02/01/22[1]	52,000,000	51,992,027
0.056%, due 03/01/22[1]	47,000,000	46,990,678
U.S. Treasury Bills 0.028%, due 11/12/21[1]	79,000,000	78,999,030
0.028%, due 11/18/21[1]	73,000,000	72,998,185
0.030%, due 11/26/21[1]	19,000,000	18,999,254
0.037%, due 12/02/21[1]	85,000,000	84,995,590
0.040%, due 12/09/21[1]	107,000,000	106,992,828
0.040%, due 12/23/21[1]	147,000,000	146,982,482
0.041%, due 12/16/21[1]	32,000,000	31,997,000
0.042%, due 12/28/21[1]	62,000,000	61,991,902
0.042%, due 12/30/21[1]	140,000,000	139,981,071
0.042%, due 02/10/22[1]	154,000,000	153,976,237
0.044%, due 01/20/22[1]	77,000,000	76,990,161
0.046%, due 12/14/21[1]	50,000,000	49,995,968
0.046%, due 03/24/22[1]	52,000,000	51,988,123
0.047%, due 02/17/22[1]	126,000,000	125,978,265
0.047%, due 02/24/22[1]	144,000,000	143,973,550
0.047%, due 03/10/22[1]	150,000,000	149,967,750
0.049%, due 01/06/22[1]	70,000,000	69,991,017
0.050%, due 01/13/22[1]	80,000,000	79,990,240
0.051%, due 11/30/21[1]	21,000,000	20,999,027
0.056%, due 02/03/22[1]	50,000,000	49,991,854
0.056%, due 03/03/22[1]	49,000,000	48,990,037
0.061%, due 04/28/22[1]	48,000,000	47,984,573
0.080%, due 08/11/22[1]	22,000,000	21,981,322
U.S. Treasury Notes 0.125%, due 08/31/22	24,000,000	24,000,937

	Face amount	Value
U.S. Treasury obligations—(concluded)
1.500%, due 09/15/22	$32,000,000	$32,378,750
1.625%, due 12/31/21	90,000,000	90,224,400
1.875%, due 01/31/22	14,000,000	14,062,431
1.875%, due 02/28/22	7,000,000	7,041,497
Total U.S. Treasury obligations (cost—$2,330,511,655)		2,330,398,444

Repurchase agreements—52.9%
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $297,900 U.S. Treasury Bond, 1.375% due 08/15/50 and $2,306,698,200 U.S. Treasury Notes, 0.125% to 1.625% due 08/31/22 to 08/31/26; (value—$2,300,009,629); proceeds: $2,300,009,583	2,300,000,000	2,300,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $66,309,700 U.S. Treasury Bill, zero coupon due 01/18/22; (value—$66,300,019); proceeds: $65,000,054	65,000,000	65,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $240,814,400 U.S. Treasury Note, 0.875% due 11/15/30; (value—$228,480,076); proceeds: $224,000,933	224,000,000	224,000,000
Total repurchase agreements (cost—$2,589,000,000)		2,589,000,000
Total investments (cost—$4,934,511,001 which approximates cost for federal income tax purposes) —100.9%		4,934,396,660

Liabilities in excess of other assets—(0.9)%		(46,030,466)
Net assets—100.0%		$4,888,366,194

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$14,998,216	$—	$14,998,216
U.S. Treasury obligations	—	2,330,398,444	—	2,330,398,444
Repurchase agreements	—	2,589,000,000	—	2,589,000,000
Total	$—	$4,934,396,660	$—	$4,934,396,660

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2021 (unaudited)

Assets:
Investments, at value (cost—$2,345,511,001)	$2,345,396,660
Repurchase agreements, at value (cost—$2,589,000,000)	2,589,000,000
Total investments in securities, at value (cost—$4,934,511,001)	4,934,396,660
Cash	454,615
Receivable for interest	662,439
Total assets	4,935,513,714

Liabilities:
Payable for investments purchased	46,991,455
Dividends payable to shareholders	41,091
Payable to affiliate	114,974
Total liabilities	47,147,520
Net assets	$4,888,366,194

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$4,888,471,180
Distributable earnings (accumulated losses)	(104,986)
Net assets	$4,888,366,194
Shares outstanding	4,890,380,126
Net asset value per share	$0.9996

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2021 (unaudited)
Investment income:
Interest	$885,038
Expenses:
Investment management and administration fees	2,516,493
Trustees fees	37,053
Total expenses	2,553,546
Fee waivers and/or expense reimbursements by investment manager and administrator	(1,881,386)
Net expenses	672,160
Net investment income (loss)	212,878
Net realized gain (loss)	308
Net change in unrealized appreciation (depreciation)	(215,020)
Net realized and unrealized gain (loss)	(214,712)
Net increase (decrease) in net assets resulting from operations	$(1,834)

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$212,878	$4,184,636
Net realized gain (loss)	308	9,047
Net change in unrealized appreciation (depreciation)	(215,020)	(3,109,073)
Net increase (decrease) in net assets resulting from operations	(1,834)	1,084,610
Total distributions	(212,878)	(4,646,194)
Net increase (decrease) in net assets from beneficial interest transactions	1,672,032,050	(89,517,864)
Net increase (decrease) in net assets	1,671,817,338	(93,079,448)
Net assets:

Beginning of period	3,216,548,856	3,309,628,304
End of period	$4,888,366,194	$3,216,548,856

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from April 11, 2017[1] to April 30, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$0.9997	$1.0008	$0.9999	$0.9998	$1.0000	$1.0000
Net investment income (loss)	0.0000 [2]	0.0014	0.0179	0.0209	0.0109	0.0004
Net realized and unrealized gain (loss)	(0.0001)	(0.0010)	0.0009	0.0001	(0.0002)	0.0000 [2]
Net increase (decrease) from operations	(0.0001)	0.0004	0.0188	0.0210	0.0107	0.0004
Dividends from net investment income	(0.0000)[2]	(0.0014)	(0.0179)	(0.0209)	(0.0109)	(0.0004)
Distributions from net realized gains	—	(0.0001)	—	—	—	—
Total dividends, distributions and return of capital	(0.0000)[2]	(0.0015)	(0.0179)	(0.0209)	(0.0109)	(0.0004)
Net asset value, end of period	$0.9996	$0.9997	$1.0008	$0.9999	$0.9998	$1.0000
Total investment return[3]	0.00%	0.04%	1.89%	2.12%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[4]	0.12%	0.12%	0.12%	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.03%[4]	0.06%	0.06%	0.06%	0.06%	0.06%[4]
Net investment income (loss)	0.01%[4]	0.13%	1.84%	2.04%	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$4,888,366	$3,216,549	$3,309,628	$3,929,522	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2021, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other Funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2021, UBS AM is owed $467,594 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2022, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2021, UBS AM waived $1,276,772 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2021, UBS AM owed the Fund $257,044 in fee waivers.

UBS AM may also voluntarily reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2021, UBS AM owed the Fund $95,576 and for the period ended October 31, 2021, UBS AM voluntarily reimbursed expenses of $604,614, which is not subject to future recoupment. There is no guarantee that this additional voluntary amount will continue to be reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. This amount owed by or owed to UBS AM is shown at a net level on the statement of assets and liabilities.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At October 31, 2021, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Fund did not purchase or sell any securities (e.g., fixed income securities) in principal trades with Morgan Stanley. If any such transactions had occurred, Morgan Stanley would have received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2021		For the year ended April 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	10,138,860,845	$10,134,822,790	18,106,168,778	$18,104,088,596
Shares repurchased	(8,466,245,302)	(8,462,892,122)	(18,196,970,116)	(18,195,189,832)
Dividends reinvested	101,421	101,382	1,582,954	1,583,372
Net increase (decrease)	1,672,716,964	$1,672,032,050	(89,218,384)	$(89,517,864)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal period ended April 30, 2021 was ordinary income in the amount of $4,646,194.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(114,341)
Net unrealized appreciation (depreciation)	$(114,341)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2022.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2021, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

July 2021 Board Meeting

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

16

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one- and three-year and since inception periods ended April 30, 2021 and (b) annualized performance information for each year in the four-year period ended April 30, 2021. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was below the Performance Universe median for the one-year period, reasonably close to the median (within three basis points (that is, hundredths of a percentage point)—i.e., 0.03%) and ranking in the third quintile of the Performance Universe, above the median for the three-year period and at the median for the since inception period. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

17

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2021

UBS RMA Government Money Market Fund

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund for the six months ended October 31, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Fund’s yield was also low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2021 was 0.01%, versus 0.02% on April 30, 2021 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%, respectively. Economic activity then moderated as consumer spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States… Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal funds rate.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 34 days when the reporting period began. At period end on October 31, 2021, it was 32 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.

At the issuer level, we continued to invest in repurchase agreements backed by government securities as well as direct US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

1

UBS RMA Government Money Market Fund

Q.	What types of securities did the Government Master Fund emphasize?
A.

Over the review period, we increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we decreased its exposure to direct US Treasury obligations and to a lesser extent, US government agency obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2021	Ending account value October 31, 2021[2]	Expenses paid during period 05/01/21 to 10/31/21[3]	Expense ratio during the period

Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2021 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.50)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.49)
Weighted average maturity[2]	32 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2021 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$1,355,517,919, which approximates cost for federal income tax purposes)	$1,355,517,919
Receivable from affiliate	115,757
Other assets	85,294
Total assets	1,355,718,970

Liabilities:
Dividends payable to shareholders	9,334
Accrued expenses and other liabilities	382,873
Total liabilities	392,207

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,355,353,968 outstanding	$1,355,353,968
Distributable earnings (accumulated losses)	(27,205)
Net assets	$1,355,326,763
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the six months ended October 31, 2021 (unaudited)
Investment income:
Interest income allocated from Master Fund	$352,263
Expenses allocated from Master Fund	(534,858)
Expense waiver allocated from Master Fund	236,085
Net investment income allocated from Master Fund	53,490
Expenses:
Administration fees	529,922
Service fees	1,337,202
Transfer agency and related services fees	511,715
Accounting fees	4,114
Trustees’ fees	11,407
Professional fees	32,085
Reports and notices to shareholders	15,639
State registration fees	70,185
Insurance fees	4,825
Other expenses	8,918
Total expenses	2,526,012
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(2,526,012)
Net expenses	—
Net investment income (loss)	53,490
Net realized gain (loss) allocated from Master Fund	1,441
Net increase (decrease) in net assets resulting from operations	$54,931

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$53,490	$102,468
Net realized gain (loss) allocated from Master Fund	1,441	18,193
Net increase (decrease) in net assets resulting from operations	54,931	120,661
Total distributions	(53,490)	(155,297)
Net increase (decrease) in net assets from beneficial interest transactions	73,549,001	586,870,861
Net increase (decrease) in net assets	73,550,442	586,836,225
Net assets:

Beginning of period	1,281,776,321	694,940,096
End of period	$1,355,326,763	$1,281,776,321

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.000 [2]	0.013	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.000 [2]	0.013	0.017	0.007	0.001
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.013)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends, distributions and return of capital	(0.000)[2]	(0.000)[2]	(0.013)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.02%	1.30%	1.70%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.57%[5]	0.59%	0.51%	0.49%	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.06%[5]	0.16%	0.50%	0.49%	0.49%	0.41%[5]
Net investment income (loss)[4]	0.01%[5]	0.01%	1.65%	1.68%	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,355,327	$1,281,776	$694,940	$4,909,374	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (16.08% at October 31, 2021).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/

9

UBS RMA Government Money Market Fund

Notes to financial statements

distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2021, the Fund owed UBS AM for administrative services as follows:

Fund
RMA Government Fund	$97,054

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

10

UBS RMA Government Money Market Fund

Notes to financial statements

At October 31, 2021, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund
RMA Government Fund	$242,635

UBS AM and UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2021, UBS AM and UBS AM-US owed the Fund $455,446 and for the period ended October 31, 2021, UBS AM and UBS AM—US voluntarily waived fees and/or reimbursed expenses of $2,526,012 which is not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the six months ended October 31, 2021, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$268,358

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	12,856,507,007	22,002,365,227
Shares repurchased	(12,783,017,308)	(21,415,619,452)
Dividends reinvested	59,302	125,086
Net increase (decrease) in shares outstanding	73,549,001	586,870,861

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2021 was ordinary income in the amount of $155,297.

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2022.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of

11

UBS RMA Government Money Market Fund

Notes to financial statements

October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

13

Master Trust

Semiannual Report  |  October 31, 2021

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5%

hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2021	Ending account value October 31, 2021	Expenses paid during period[1] 05/01/21 to 10/31/21	Expense ratio during the period

Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
Repurchase agreements	52.6%
U.S. government agency obligations	29.3
U.S. Treasury obligations	19.5
Liabilities in excess of other assets	(1.4)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
U.S. government agency obligations—29.3%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,977,110
SOFR + 0.013%, 0.063%, due 11/01/21[2]	62,000,000	61,999,999
0.070%, due 08/10/22	37,000,000	36,999,726
0.070%, due 11/01/21	40,000,000	39,997,271
SOFR + 0.025%, 0.075%, due 11/01/21[2]	77,000,000	77,000,000
SOFR + 0.025%, 0.075%, due 11/01/21[2]	28,000,000	28,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	15,000,000	15,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	6,000,000	6,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	42,000,000	42,000,000
SOFR + 0.035%, 0.085%, due 11/01/21[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2,3]	40,000,000	40,000,000
SOFR + 0.050%, 0.100%, due 11/01/21[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.105%, due 11/01/21[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	2,000,000	2,000,000
Federal Home Loan Bank 0.030%, due 12/22/21[1]	75,000,000	74,996,813
0.040%, due 11/12/21	80,000,000	79,999,979
0.040%, due 11/24/21[1]	83,000,000	82,997,879
0.042%, due 12/15/21[1]	82,000,000	81,995,791
0.043%, due 01/05/22[1]	81,000,000	80,993,711
0.043%, due 01/12/22[1]	80,000,000	79,993,120
0.045%, due 02/01/22	60,000,000	59,999,844
0.050%, due 03/17/22	37,000,000	36,998,386
0.056%, due 04/22/22[1]	79,000,000	78,978,863
SOFR + 0.010%, 0.060%, due 11/01/21[2]	510,000,000	510,000,000
SOFR + 0.010%, 0.060%, due 10/07/22[2]	100,000,000	100,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.140%, due 11/01/21[2]	46,000,000	46,000,000
SOFR + 0.150%, 0.200%, due 11/01/21[2]	116,000,000	116,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.145%, due 11/01/21[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.150%, due 11/01/21[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.240%, due 11/01/21[2]	115,000,000	115,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.180%, 0.230%, due 11/01/21[2]	$115,000,000	$115,000,000
Total U.S. government agency obligations (cost—$2,474,428,492)		2,474,428,492

U.S. Treasury obligations—19.5%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	76,000,000	75,993,719
0.046%, due 01/11/22[1]	94,080,000	94,071,650
0.051%, due 02/01/22[1]	81,000,000	80,989,650
0.056%, due 03/01/22[1]	82,000,000	81,985,092
U.S. Treasury Bills 0.030%, due 11/26/21[1]	48,000,000	47,999,000
0.036%, due 12/02/21[1]	78,000,000	77,997,649
0.036%, due 12/23/21[1]	10,000,000	9,999,494
0.036%, due 12/30/21[1]	83,000,000	82,995,239
0.046%, due 03/24/22[1]	73,000,000	72,986,951
0.049%, due 12/07/21[1]	79,000,000	78,996,169
0.051%, due 11/30/21[1]	38,000,000	37,998,469
0.051%, due 12/28/21[1]	21,000,000	20,998,338
0.051%, due 02/10/22[1]	87,000,000	86,987,796
0.051%, due 02/17/22[1]	77,000,000	76,988,450
0.051%, due 02/24/22[1]	80,000,000	79,987,222
0.051%, due 03/31/22[1]	83,000,000	82,982,708
0.056%, due 02/03/22[1]	85,000,000	84,987,793
0.056%, due 03/03/22[1]	80,000,000	79,985,089
0.061%, due 04/28/22[1]	82,000,000	81,975,674
0.080%, due 08/11/22[1]	35,000,000	34,978,402
U.S. Treasury Notes 3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/02/21[2]	49,000,000	49,000,000
0.125%, due 08/31/22	39,000,000	39,014,203
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	70,000,000	70,003,840
1.500%, due 09/15/22	53,000,000	53,653,247
1.875%, due 01/31/22	38,000,000	38,172,301
1.875%, due 02/28/22	19,000,000	19,113,157
Total U.S. Treasury obligations (cost—$1,640,841,302)		1,640,841,302

Repurchase agreements—52.6%
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $992,500 U.S. Treasury Bond, 1.375% due 08/15/50 and $2,971,910,400 U.S. Treasury Notes, 0.250% to 1.625% due 04/30/23 to 08/31/26; (value—$2,950,012,333); proceeds: $2,950,012,292	2,950,000,000	2,950,000,000

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $816,100 U.S Treasury Bill, zero coupon due 01/20/22 and $181,562,100 U.S. Treasury Note, 2.500% due 01/15/22; (value—$184,620,035); proceeds: $181,000,151	$181,000,000	$181,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $842,184 Federal Home Loan Mortgage Corp. obligation, 2.500% due 09/01/51 and $522,564,075 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/31 to 10/01/51; (value—$510,000,000); proceeds: $500,002,083	500,000,000	500,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $199,055,000 Federal Home Loan Bank obligations, 0.680% to 4.150% due 02/24/26 to 06/01/38; (value—$204,002,086); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/01/21, collateralized by $21,474,300 Federal Home Loan Mortgage Corp. obligations, 2.274% to 6.000% due 05/01/27 to 09/01/51 and $229,494,603 Federal National Mortgage Association obligations, 1.500% to 6.000% due 11/01/26 to 10/01/51 (value—$204,000,000); proceeds: $200,001,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.190% due 01/27/22, collateralized by $221,514,810 Federal Home Loan Mortgage Corp. obligations, 0.030% to 14.774% due 08/15/33 to 10/15/61 and $723,870,752 Federal National Mortgage Association obligations, 2.500% to 5.961% due 04/25/36 to 10/25/51; (value—$103,000,000); proceeds: $100,047,500[4]	100,000,000	100,000,000
Repurchase agreement dated 10/29/21 with MUFG Securities Americas, Inc., 0.060% due 12/03/21, collateralized by $131,881,933 Federal Home Loan Mortgage Corp. obligations, 1.250% to 3.650% due 02/25/23 to 04/25/51 and $91,406,166 Federal National Mortgage Association obligations, 2.988% to 4.500% due 10/25/23 to 09/25/49 and $75,538,600 Government National Mortgage Association obligations, 1.500% to 2.000% due 02/20/51 to 03/16/62; (value—$204,000,000); proceeds: $200,011,667[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with Toronto-Dominion Bank, 0.050% due 11/01/21, collateralized by $217,428,422 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/26 to 09/01/51 and $9,473,383 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/45 to 07/20/51; (value—$102,000,000); proceeds: $100,000,417	$100,000,000	$100,000,000
Total repurchase agreements (cost—$4,431,000,000)		4,431,000,000
Total investments (cost—$8,546,269,794 which approximates cost for federal income tax purposes)—101.4%		8,546,269,794

Liabilities in excess of other assets—(1.4)%		(118,291,131)
Net assets—100.0%		$8,427,978,663

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$2,474,428,492	$—	$2,474,428,492
U.S. Treasury obligations	—	1,640,841,302	—	1,640,841,302
Repurchase agreements	—	4,431,000,000	—	4,431,000,000
Total	$—	$8,546,269,794	$—	$8,546,269,794

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Government Master Trust

Statement of assets and liabilities

October 31, 2021 (unaudited)

Assets:
Investments, at value (cost—$4,115,269,794)	$4,115,269,794
Repurchase agreements (cost—$4,431,000,000)	4,431,000,000
Total investments in securities, at value (cost—$8,546,269,794)	8,546,269,794
Cash	3,250,227
Receivable for interest	803,366
Total assets	8,550,323,387

Liabilities:
Payable for investments purchased	121,985,092
Payable to affiliate	359,632
Total liabilities	122,344,724
Net assets, at value	$8,427,978,663

See accompanying notes to financial statements.

Government Master Trust

Statement of operations

For the six months ended October 31, 2021 (unaudited)
Investment income:
Interest	$2,554,182
Expenses:
Investment advisory and administration fees	3,857,922
Trustees’ fees	26,901
Total expenses	3,884,823
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,709,671)
Net expenses	2,175,152
Net investment income (loss)	379,030
Net realized gain (loss)	9,171
Net increase (decrease) in net assets resulting from operations	$388,201

See accompanying notes to financial statements.

Government Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$379,030	$11,209,051
Net realized gain (loss)	9,171	256,465
Net increase (decrease) in net assets resulting from operations	388,201	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(395,102,394)	(8,951,448,030)
Net increase (decrease) in net assets	(394,714,193)	(8,939,982,514)
Net assets:

Beginning of period	8,822,692,856	17,762,675,370
End of period	$8,427,978,663	$8,822,692,856

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.01%[2]	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.00%	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,427,979	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from the geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Master Fund’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Fund is performed in an effort to ensure that amortized cost approximates market value.

Government Master Fund

Notes to financial statements

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is

Government Master Fund

Notes to financial statements

accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which the Master Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Master Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the US dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management

Government Master Fund

Notes to financial statements

Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2021, the Master Fund owed to (or was owed by) by UBS AM for investment advisory and administration services (or related waivers/reimbursements) as follows:

Fund	Amount owed to/(owed by) UBS AM
Government Master Fund	$359,632

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2021, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2021, UBS AM voluntarily waived $1,709,671, which is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Master Fund did not purchase or sell any securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

If any such transactions had occured, Morgan Stanley would have received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Government Master Fund

Notes to financial statements

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$81,246,315,452	$47,491,220,565
Withdrawals	(81,641,417,846)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(395,102,394)	$(8,951,448,030)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder fund) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Government Master Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, the Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears the Master Fund’s expenses in proportion to its investment in the Master Fund. Therefore, in making its determination regarding the Master Fund’s fees, the board assessed (i) the

Government Master Fund

Board approval of management contract (unaudited)

Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund and Select Government Investor Feeder Fund through August 31, 2022. The board also noted that management would pass through to the benefit of the Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size or, with respect to RMA Government Money Market Feeder Fund, funds selected based on utilization as a specialized “sweep fund” product (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fee, the Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the RMA Government Money Market Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 2 basis points (i.e., 0.02%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for the Master Fund continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Government Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering the Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2021 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2021. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with the Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Based on its review, the board concluded that the Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Fund and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Fund’s assets grew, whether the Master Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Fund. The board considered whether economies of scale in the provision of services to the Master Fund were being passed along to the Feeder Funds’ shareholders.

The board noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

32

Government Master Fund

Board approval of management contract (unaudited)

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

33

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1661

UBS Investor Funds

Semiannual Report  |  October 31, 2021

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select ESG Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (each a “Fund”), for the six months ended October 31, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Funds’ yield were also low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Select ESG Prime Investor Fund: 0.01% on October 31, 2021, unchanged from 0.01% on April 30, 2021.

•	UBS Select Government Investor Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Select Treasury Investor Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Prime Investor Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Tax-Free Investor Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Investor Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%, respectively. Economic activity then moderated as consumer spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States… Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal fund rate.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six month review period. When the reporting period began, the Master Fund had a WAM of 49 days. By the end of the period on October 31, 2021, the Master Fund’s WAM was 53 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we modestly increased the Master Fund’s exposures to repurchase agreements, commercial paper and certificates of deposit. Conversely, we decreased its allocation to time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Investor Fund invests was 51 days when the reporting period began. At period-end on October 31, 2021 it was 53 days. At the security level, we increased the Master Fund’s exposures to commercial paper and certificates of deposit. In contrast, we decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 34 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2021, it was 32 days. At the security level, we meaningfully increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we significantly reduced its allocation to direct US Treasury obligations and, to a lesser extent, US government agency obligations.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 43 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 33 days. At the security level, we meaningly increased the Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

2

UBS Investor Funds

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 53 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 58 days. Over the review period, we increased the Master Fund’s exposures to commercial paper, certificates of deposit and time deposits. Conversely, we decreased its exposure to repurchase agreements.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was 10 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and slightly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value October 31, 2021[2]	Expenses paid during period 05/01/21 to 10/31/21[3]	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,000.00	$0.75	0.15%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

UBS Select ESG Prime Investor Fund
Actual	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

UBS Select Government Investor Fund
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS Prime Investor Fund
Actual	$1,000.00	$1,000.10	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.43)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.43)
Weighted average maturity[2]	53 days

Table footnotes are on page 9

UBS Select ESG Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(2.65)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(2.61)
Weighted average maturity[2]	53 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, your shares of UBS Select Prime Investor and UBS Select ESG Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s and UBS Select ESG Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited) (continued)

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.54)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.54)
Weighted average maturity[2]	32 days

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.52)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.52)
Weighted average maturity[2]	33 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.45)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.45)
Weighted average maturity[2]	58 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.69)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.79)
Weighted average maturity[2]	7 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Investor Funds

Statement of assets and liabilities

October 31, 2021 (unaudited)

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$1,148,067,171	$6,770,258

Investments in Master Fund, at value	1,148,462,639	6,775,324
Receivable from affiliate	—	12,127
Other assets	30,003	7,073
Total assets	1,148,492,642	6,794,524

Liabilities:
Dividends payable to shareholders	9,817	58
Payable to affiliate	1,525	—
Accrued expenses and other liabilities	96,544	6,506
Total liabilities	107,886	6,564
Net assets	$1,148,384,756	$6,787,960
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,148,132,460; 6,790,570; 436,760,280; 1,049,702,091; 737,787,106 and 89,028,078 outstanding, respectively	$1,147,984,532	$6,793,192
Distributable earnings (accumulated losses)	400,224	(5,232)
Net assets	$1,148,384,756	$6,787,960
Net asset value per share	$1.0002	$0.9996

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$436,770,775	$1,049,733,524	$737,849,398	$89,048,229

436,770,775	1,049,733,524	737,849,398	89,048,229
18,651	30,883	9,773	13,778
22,131	24,418	23,003	15,599
436,811,557	1,049,788,825	737,882,174	89,077,606

3,689	9,016	6,310	780
—	—	—	—
46,218	77,247	85,070	48,748
49,907	86,263	91,380	49,528
$436,761,650	$1,049,702,562	$737,790,794	$89,028,078

$436,760,280	$1,049,702,091	$737,787,106	$89,028,078
1,370	471	3,688	—
$436,761,650	$1,049,702,562	$737,790,794	$89,028,078
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

11

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$1,076,181	$3,968
Expenses allocated from Master Fund	(662,364)	(3,588)
Expense waiver allocated from Master Fund	—	3,588
Net investment income allocated from Master Fund	413,817	3,968
Expenses:
Administration fees	661,664	3,595
Service and distribution fees	2,317,904	12,597
Transfer agency fees	76,212	265
Accounting fees	4,096	4,205
Trustees’ fees	12,833	8,352
Professional fees	30,886	38,951
Reports and notices to shareholders	30,678	2,525
State registration fees	—	13,907
Insurance fees	10,430	60
Other expenses	23,580	6,601
	3,168,283	91,058
Fee waivers and/or expense reimbursements by administrator and distributor	(2,820,674)	(87,451)
Net expenses	347,609	3,607
Net investment income (loss)	66,208	361
Net realized gain (loss) allocated from Master Fund	5,373	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(104,041)	(179)
Net increase (decrease) in net assets resulting from operations	$(32,460)	$182

12

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$154,544	$321,753	$646,179	$19,571
(235,169)	(595,173)	(428,666)	(50,620)
104,143	333,038	—	36,117
23,518	59,618	217,513	5,068

235,035	595,272	428,236	50,608
823,139	2,084,694	1,500,154	177,183
22,139	52,604	50,326	4,481
4,091	4,082	4,091	4,134
9,741	11,708	11,254	8,559
30,745	30,913	30,170	32,470
5,839	20,244	23,210	558
24,174	30,631	27,168	19,820
3,307	7,184	7,049	615
14,547	19,585	12,462	6,838
1,172,757	2,856,917	2,094,120	305,266
(1,172,757)	(2,856,861)	(1,919,468)	(305,266)
—	56	174,652	—
23,518	59,562	42,861	5,068
524	471	—	—
—	—	—	—
$24,042	$60,033	$42,861	$5,068

See accompanying notes to financial statements and the attached Master Trust financial statements

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$66,208	$697,069
Net realized gain (loss) allocated from Master Fund	5,373	(246)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(104,041)	(632,911)
Net increase (decrease) in net assets resulting from operations	(32,460)	63,912
Total distributions	(66,207)	(724,803)
Net increase (decrease) in net assets from beneficial interest transactions	(403,487,610)	(2,245,734,378)
Net increase (decrease) in net assets	(403,586,277)	(2,246,395,269)
Net assets:

Beginning of period	1,551,971,033	3,798,366,302
End of period	$1,148,384,756	$1,551,971,033

	UBS Select ESG Prime Investor Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$361	$5,445
Net realized gain (loss) allocated from Master Fund	—	255
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(179)	(6,536)
Net increase (decrease) in net assets resulting from operations	182	(836)
Total distributions	(360)	(19,841)
Net increase (decrease) in net assets from beneficial interest transactions	(980,602)	(11,992,582)
Net increase (decrease) in net assets	(980,780)	(12,013,259)
Net assets:

Beginning of period	7,768,740	19,781,999
End of period	$6,787,960	$7,768,740

See accompanying notes to financial statements and the attached Master Trust financial statements

14

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$23,518	$78,385
Net realized gain (loss) allocated from Master Fund	524	17,958
Net increase (decrease) in net assets resulting from operations	24,042	96,343
Total distributions	(23,518)	(97,079)
Net increase (decrease) in net assets from beneficial interest transactions	(90,105,723)	(651,616,183)
Net increase (decrease) in net assets	(90,105,199)	(651,616,919)
Net assets:

Beginning of period	526,866,849	1,178,483,768
End of period	$436,761,650	$526,866,849

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$59,562	$175,840
Net realized gain (loss) allocated from Master Fund	471	—
Net increase (decrease) in net assets resulting from operations	60,033	175,840
Total distributions	(59,562)	(175,840)
Net increase (decrease) in net assets from beneficial interest transactions	(246,107,465)	(1,360,406,136)
Net increase (decrease) in net assets	(246,106,994)	(1,360,406,136)
Net assets:

Beginning of period	1,295,809,556	2,656,215,692
End of period	$1,049,702,562	$1,295,809,556

See accompanying notes to financial statements and the attached Master Trust financial statements

15

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$42,861	$532,053
Net realized gain (loss) allocated from Master Fund	—	3,688
Net increase (decrease) in net assets resulting from operations	42,861	535,741
Total distributions	(42,861)	(554,330)
Net increase (decrease) in net assets from beneficial interest transactions	(267,956,529)	(1,394,082,958)
Net increase (decrease) in net assets	(267,956,529)	(1,394,101,547)
Net assets:

Beginning of period	1,005,747,323	2,399,848,870
End of period	$737,790,794	$1,005,747,323

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$5,068	$16,568
Net increase (decrease) in net assets resulting from operations	5,068	16,568
Total distributions	(5,068)	(16,568)
Net increase (decrease) in net assets from beneficial interest transactions	(15,427,171)	(215,130,467)
Net increase (decrease) in net assets	(15,427,171)	(215,130,467)
Net assets:

Beginning of period	104,455,249	319,585,716
End of period	$89,028,078	$104,455,249

See accompanying notes to financial statements and the attached Master Trust financial statements

16

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0003	$1.0005	$1.0002	$1.0001	$1.0002	$1.0000
Net investment income (loss)	0.0000 [1]	0.0002	0.0155	0.0193	0.0099	0.0025
Net realized and unrealized gain (loss)	(0.0001)	(0.0002)	0.0003	0.0001	(0.0001)	0.0004
Net increase (decrease) from operations	(0.0001)	0.0000 [1]	0.0158	0.0194	0.0098	0.0029
Dividends from net investment income	(0.0000)[1]	(0.0002)	(0.0155)	(0.0193)	(0.0099)	(0.0025)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0002)
Total dividends and distributions	(0.0000)[1]	(0.0002)	(0.0155)	(0.0193)	(0.0099)	(0.0027)
Net asset value, end of period	$1.0002	$1.0003	$1.0005	$1.0002	$1.0001	$1.0002
Total investment return[2]	0.00%	0.00%	1.59%	1.96%	0.99%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%[4]	0.58%	0.57%	0.57%	0.63%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.15%[4]	0.27%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.01%[4]	0.03%	1.52%	2.02%	1.06%	0.22%
Supplemental data:
Net assets, end of period (000’s)	$1,148,385	$1,551,971	$3,798,366	$2,941,321	$707,025	$248,749

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

17

UBS Select ESG Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$0.9996	$1.0007	$1.0000
Net investment income (loss)	0.0000 [2]	0.0002	0.0029
Net realized gain (loss)	—	(0.0002)	0.0007
Net increase (decrease) from operations	0.0000 [2]	—	0.0036
Dividends from net investment income	(0.0000)[2]	(0.0002)	(0.0029)
Distributions from net realized gains	—	(0.0009)	—
Total dividends and distributions	(0.0000)[2]	(0.0011)	(0.0029)
Net asset value, end of period	$0.9996	$0.9996	$1.0007
Total investment return[3]	0.01%	0.00%	0.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	2.63%[5]	1.45%	3.58%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.10%[5]	0.21%	0.35%[5]
Net investment income (loss)[4]	0.01%[5]	0.03%	0.81%[5]
Supplemental data:
Net assets, end of period (000’s)	$6,788	$7,769	$19,782

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

18

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from August 17, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.000 [2]	0.014	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.000 [2]	0.014	0.017	0.007	0.001
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.014)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.014)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	1.39%	1.74%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.60%[5]	0.59%	0.58%	0.62%	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.06%[5]	0.19%	0.45%	0.45%	0.45%	0.43%[5]
Net investment income (loss)[4]	0.01%[5]	0.01%	1.27%	1.81%	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$436,762	$526,867	$1,178,484	$569,581	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

19

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.014	0.017	0.007	0.001
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.014	0.017	0.007	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	1.35%	1.74%	0.73%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%[4]	0.58%	0.57%	0.58%	0.63%	0.65%
Expenses after fee waivers and/or expense reimbursements[3]	0.04%[4]	0.18%	0.44%	0.45%	0.45%	0.39%
Net investment income (loss)[3]	0.01%[4]	0.01%	1.21%	1.81%	0.78%	0.07%
Supplemental data:
Net assets, end of period (000’s)	$1,049,703	$1,295,810	$2,656,216	$1,239,535	$435,888	$193,675

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

20

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.015	0.019	0.010	0.003
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.015	0.019	0.010	0.003
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.015)	(0.019)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.015)	(0.019)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.03%	1.54%	1.91%	0.97%	0.27%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.59%[4]	0.58%	0.57%	0.58%	0.64%	1.26%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.27%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.01%[4]	0.03%	1.48%	1.98%	1.04%	0.42%
Supplemental data:
Net assets, end of period (000’s)	$737,791	$1,005,747	$2,399,849	$1,516,370	$368,536	$89,533

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

21

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.009	0.010	0.006	0.001
Net realized gain (loss)	—	—	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.009	0.010	0.006	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.010)	(0.006)	(0.001)
Distributions from net realized gains	—	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.010)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.89%	1.03%	0.56%	0.14%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.70%[4]	0.64%	0.64%	0.63%	0.80%	1.11%
Expenses after fee waivers and/or expense reimbursements[3]	0.03%[4]	0.12%	0.43%	0.45%	0.45%	0.42%
Net investment income (loss)[3]	0.01%[4]	0.01%	0.83%	1.02%	0.63%	0.16%
Supplemental data:
Net assets, end of period (000’s)	$89,028	$104,455	$319,586	$188,615	$123,642	$46,649

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

22

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select ESG Prime Investor Fund (“ESG Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, ESG Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016, Government Investor Fund commenced operations on August 17, 2016 and ESG Prime Investor Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.06% for Prime Investor Fund, 0.87% for ESG Prime Investor Fund, 5.18% for Government Investor Fund, 4.13% for Treasury Investor Fund, 26.52% for Prime CNAV Investor Fund and 11.59% for Tax-Free Investor Fund at October 31, 2021).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

23

UBS Investor Funds

Notes to financial statements (unaudited)

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund and ESG Prime Investor Fund calculate their net asset values to four decimals (e.g., $1.0000) using market-based pricing and expect that their share prices will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, ESG, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2021, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

24

UBS Investor Funds

Notes to financial statements (unaudited)

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2021, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Investor Fund	$99,873
ESG Prime Investor Fund	577
Government Investor Fund	37,318
Treasury Investor Fund	91,467
Prime CNAV Investor Fund	64,228
Tax-Free Investor Fund	7,903

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2022 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.50%.

25

UBS Investor Funds

Notes to financial statements (unaudited)

At October 31, 2021, UBS AM owed the Funds, and for the period ended October 31, 2021, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$89,494	$571,309
ESG Prime Investor Fund	12,988	76,657
Government Investor Fund	18,673	238,681
Treasury Investor Fund	45,773	472,253
Prime CNAV Investor Fund	52,835	386,442
Tax-Free Investor Fund	1,338	100,102

UBS AM may recoup from each fund any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2021, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Total fee waivers/expense reimbursements subject to repayment	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025
Prime Investor Fund	$6,409,127	$1,287,529	$2,474,806	$2,075,483	$571,309
ESG Prime Investor Fund	335,030	—	70,511	187,862	76,657
Government Investor Fund	1,960,093	371,929	650,865	698,618	238,681
Treasury Investor Fund	3,809,115	626,529	1,249,025	1,461,308	472,253
Prime CNAV Investor Fund	3,805,899	685,603	1,415,924	1,317,930	386,442
Tax-Free Investor Fund	866,375	253,692	274,670	237,911	100,102

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the period ended October 31, 2021, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
ESG Prime Investor Fund	0.25	0.10
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

26

UBS Investor Funds

Notes to financial statements (unaudited)

At October 31, 2021, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$349,554
ESG Prime Investor Fund	2,020
Government Investor Fund	130,614
Treasury Investor Fund	320,135
Prime CNAV Investor Fund	224,797
Tax-Free Investor Fund	27,660

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. At October 31, 2021, UBS AM—US owed the Funds and for the period ended October 31, 2021, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$49,939	$331,128
ESG Prime Investor Fund	289	1,800
Government Investor Fund	18,659	117,593
Treasury Investor Fund	45,733	297,814
Prime CNAV Investor Fund	32,114	214,308
Tax-Free Investor Fund	3,951	25,311

UBS AM and UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2021, UBS AM and UBS AM—US owed the Funds and for the period ended October 31, 2021, UBS AM and UBS AM— US voluntarily waived/reimbursed the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM and UBS AM—US	Amounts waived and/or reimbursed by UBS AM and UBS AM—US
Prime Investor Fund	$308,469	$1,918,237
ESG Prime Investor Fund	1,447	8,994
Government Investor Fund	149,251	816,483
Treasury Investor Fund	350,979	2,086,794
Prime CNAV Investor Fund	213,849	1,318,718
Tax-Free Investor Fund	44,052	179,853

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. These amounts owed by or owed to UBS AM—US or UBS AM are shown at a net level on the statement of assets and liabilities.

27

UBS Investor Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2021 and April 30, 2021 were as follows:

Prime Investor Fund

	For the six months ended October 31, 2021:		For the year ended April 30, 2021:
	Shares	Amount	Shares	Amount
Shares sold	65,828,041	$65,847,278	1,088,859,820	$1,089,390,127
Shares repurchased	(469,262,081)	(469,400,678)	(3,335,552,933)	(3,336,903,321)
Dividends reinvested	65,776	65,790	1,777,934	1,778,816
Net increase (decrease)	(403,368,264)	$(403,487,610)	(2,244,915,179)	$(2,245,734,378)

ESG Prime Investor Fund

	For the six months ended October 31, 2021:		For the year ended April 30, 2021:
	Shares	Amount	Shares	Amount
Shares sold	25,010	$25,000	27,797,264	$27,814,235
Shares repurchased	(1,006,292)	(1,005,966)	(39,815,242)	(39,829,053)
Dividends reinvested	364	364	22,224	22,236
Net increase (decrease)	(980,918)	$(980,602)	(11,995,754)	$(11,992,582)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	63,176,492	272,618,031
Shares repurchased	(153,305,280)	(924,336,383)
Dividends reinvested	23,065	102,169
Net increase (decrease) in shares outstanding	(90,105,723)	(651,616,183)

Treasury Investor Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	270,212,758	1,390,351,119
Shares repurchased	(516,378,267)	(2,750,929,236)
Dividends reinvested	58,044	171,981
Net increase (decrease) in shares outstanding	(246,107,465)	(1,360,406,136)

28

UBS Investor Funds

Notes to financial statements (unaudited)

Prime CNAV Investor Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	47,420,337	836,959,901
Shares repurchased	(315,419,327)	(2,232,253,596)
Dividends reinvested	42,461	1,210,737
Net increase (decrease) in shares outstanding	(267,956,529)	(1,394,082,958)

Tax-Free Investor Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	43,191,118	110,471,991
Shares repurchased	(58,623,176)	(325,632,739)
Dividends reinvested	4,887	30,281
Net increase (decrease) in shares outstanding	(15,427,171)	(215,130,467)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2021 was as follows:

	2021
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$724,803	$—
UBS Select ESG Prime Investor Fund	—	19,841	—
UBS Select Government Investor Fund	—	97,079	—
UBS Select Treasury Investor Fund	—	175,840	—
UBS Prime Investor Fund	—	554,330	—
UBS Tax-Free Investor Fund	16,568	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2022.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for the ESG Prime Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

29

UBS Investor Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Investor Fund invests) and for Master Trust—Prime CNAV Mater Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on the Funds’ Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

Master Trust

Semiannual Report  |  October 31, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value October 31, 2021	Expenses paid during period 05/01/21 to 10/31/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.60	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Japan	11.5
Canada	9.0
France	6.9
Germany	6.7
Total	51.4%

Portfolio composition[2]
Commercial paper	65.2%
Repurchase agreements	19.5
Certificates of deposit	10.2
Time deposits	5.1
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.1%
Japan	10.7
Canada	8.0
Singapore	7.2
Sweden	5.7
Total	55.7%

Portfolio composition[2]
Commercial paper	67.7%
Repurchase agreements	21.3
Certificates of deposit	6.4
Time deposits	4.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
Repurchase agreements	52.6%
U.S. government agency obligations	29.3
U.S. Treasury obligations	19.5
Liabilities in excess of other assets	(1.4)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	33 days

Portfolio composition[2]
Repurchase agreements	55.2%
U.S. Treasury obligations	46.8
Liabilities in excess of other assets	(2.0)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	58 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	12.8
Japan	10.7
France	8.9
Germany	8.4
Total	58.1%

Portfolio composition[2]
Commercial paper	72.0%
Repurchase agreements	11.0
Certificates of deposit	10.0
Time deposits	6.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.4%
Tax-exempt commercial paper	9.6
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.2%
Banking-non-U.S.—9.4%
Bank of Montreal 0.160%, due 04/08/22	$33,000,000	$32,998,965
0.200%, due 07/13/22	19,000,000	18,992,261
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,966,114
MUFG Bank Ltd. 0.140%, due 04/08/22	33,000,000	32,993,362
0.150%, due 01/18/22	35,000,000	35,002,752
Norinchukin Bank 0.150%, due 11/22/21	85,000,000	85,003,964
0.150%, due 02/25/22	42,000,000	41,999,994
0.190%, due 11/05/21	85,000,000	85,001,816
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	32,000,000	32,004,629
Sumitomo Mitsui Banking Corp. 0.160%, due 11/18/21	40,000,000	40,001,843
SOFR + 0.110%, 0.160%, due 04/14/22[1]	33,000,000	33,001,135
0.200%, due 04/27/22	32,000,000	31,993,606
Sumitomo Mitsui Trust Bank Ltd. 0.120%, due 11/17/21	55,000,000	55,001,306
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	16,000,000	16,000,424
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	28,000,000	28,000,000

		600,962,171

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	50,000,000	50,004,836
Total certificates of deposit (cost—$651,000,000)		650,967,007

Commercial paper[2]—65.2%
Asset-backed-miscellaneous—15.3%
Albion Capital Corp. 0.140%, due 01/20/22	33,000,000	32,987,598
0.142%, due 12/23/21	36,466,000	36,458,367
Barton Capital Corp. 0.080%, due 11/04/21	40,000,000	39,999,440
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,400
0.140%, due 02/24/22	26,000,000	25,988,069
0.150%, due 04/12/22	35,500,000	35,470,712
0.180%, due 11/05/21	44,000,000	43,999,358
LMA Americas LLC 0.120%, due 11/30/21	40,000,000	39,996,551
0.150%, due 02/04/22	36,000,000	35,986,966
0.150%, due 02/10/22	23,000,000	22,991,030
0.150%, due 02/14/22	20,300,000	20,291,718
0.160%, due 04/07/22	22,000,000	21,983,084
0.170%, due 11/08/21	20,000,000	19,999,517
0.170%, due 11/10/21	6,000,000	5,999,824

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Nieuw Amsterdam Receivables Corp. BV 0.110%, due 11/12/21	$16,000,000	$15,999,446
Old Line Funding LLC 0.130%, due 01/11/22	82,000,000	81,981,627
0.140%, due 01/24/22	32,000,000	31,990,875
0.150%, due 03/30/22	50,000,000	49,967,700
0.160%, due 02/10/22	30,000,000	29,989,167
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	25,000,000	24,998,926
0.110%, due 12/13/21	45,000,000	44,994,375
0.115%, due 01/06/22	49,000,000	48,989,106
Starbird Funding Corp. 0.100%, due 01/06/22	10,000,000	9,997,777
Thunder Bay Funding LLC 0.160%, due 03/04/22[3]	47,000,000	46,976,312
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	44,000,000	43,999,449
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	43,000,000	43,004,106
Victory Receivables Corp. 0.095%, due 11/02/21	53,812,000	53,811,504
0.115%, due 12/08/21	48,600,000	48,594,654

		972,441,658

Banking-non-U.S.—48.3%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	22,000,000	22,000,373
0.190%, due 11/29/21	31,000,000	30,998,131
0.200%, due 12/21/21	31,000,000	30,996,805
ASB Finance Ltd. 0.170%, due 03/25/22	35,000,000	34,980,277
0.185%, due 04/06/22	39,000,000	38,973,818
0.220%, due 11/24/21	67,000,000	66,996,274
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	41,000,000	41,001,358
0.230%, due 04/07/22	24,750,000	24,736,030
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	71,000,000	70,970,405
Barclays Bank PLC 0.120%, due 11/23/21	63,000,000	62,995,800
0.140%, due 12/14/21	54,700,000	54,692,242
BNZ International Funding Ltd. 0.150%, due 04/01/22	33,000,000	32,979,531
0.170%, due 11/15/21	47,000,000	46,998,424
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	33,000,000	32,999,288
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,993,583
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	37,000,000	36,975,957
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,929,300
0.300%, due 10/21/22	31,000,000	30,905,931

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DBS Bank Ltd. 0.100%, due 11/18/21	$36,000,000	$35,997,960
0.145%, due 04/01/22	31,000,000	30,976,528
0.160%, due 11/15/21	40,000,000	39,998,206
Dexia Credit Local SA 0.095%, due 11/02/21	35,000,000	34,999,716
0.105%, due 12/01/21	49,000,000	48,995,957
0.150%, due 03/17/22	65,000,000	64,961,601
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	255,000,000	254,998,258
Erste Finance LLC 0.070%, due 11/04/21	230,000,000	229,996,396
Federation des Caisses Desjardins du Quebec 0.050%, due 11/03/21	60,000,000	59,999,550
0.050%, due 11/04/21	50,000,000	49,999,550
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	34,000,000	33,999,735
Mizuho Bank Ltd. 0.115%, due 12/13/21	30,000,000	29,997,563
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	29,000,000	29,002,665
National Bank of Canada 0.140%, due 02/14/22	36,000,000	35,986,392
0.170%, due 03/25/22	39,000,000	38,974,998
0.175%, due 05/20/22	21,000,000	20,975,369
Nordea Bank Abp 0.090%, due 12/14/21	25,000,000	24,997,445
NRW Bank 0.055%, due 11/05/21	50,000,000	49,999,319
0.060%, due 11/02/21	120,000,000	119,999,066
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	33,000,000	32,973,088
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	31,000,000	31,002,640
0.180%, due 07/01/22	31,000,000	30,951,054
Skandinaviska Enskilda Banken AB 0.170%, due 04/01/22	35,000,000	34,975,445
0.180%, due 11/18/21	45,000,000	44,998,250
0.185%, due 04/18/22	30,000,000	29,974,208
0.200%, due 02/11/22	40,000,000	39,987,167
Societe Generale SA 0.050%, due 11/02/21	73,000,000	72,999,432
0.050%, due 11/05/21	130,000,000	129,998,231
Sumitomo Mitsui Banking Corp. 0.125%, due 11/01/21	42,350,000	42,349,823
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	30,000,000	29,995,967
0.140%, due 02/07/22	63,000,000	62,976,139
0.150%, due 01/28/22	16,000,000	15,995,106
0.170%, due 11/10/21	23,000,000	22,999,571
Svenska Handelsbanken AB 0.130%, due 02/18/22	36,000,000	35,989,360
0.210%, due 12/16/21	35,000,000	34,996,453

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB 0.150%, due 02/23/22	$33,000,000	$32,988,632
Toronto-Dominion Bank 0.060%, due 11/02/21	50,000,000	49,999,555
0.150%, due 03/21/22	25,000,000	24,984,608
0.240%, due 05/05/22	45,000,000	44,956,290
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,956,522
0.205%, due 02/07/22	43,000,000	42,983,473
0.220%, due 05/03/22	44,000,000	43,952,260
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	45,000,000	45,002,576
0.180%, due 12/01/21	45,000,000	44,997,071
0.200%, due 09/09/22	34,000,000	33,915,510
0.270%, due 10/12/22	33,000,000	32,903,981

		3,068,782,213

Banking-U.S.—1.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,958,690
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,980,816

		103,939,506
Total commercial paper (cost—$4,145,129,516)		4,145,163,377

Time deposits—5.1%
Banking-non-U.S.—5.1%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	210,000,000	210,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	63,000,000	63,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	50,000,000	50,000,000
Total time deposits (cost—$323,000,000)		323,000,000

Repurchase agreements—19.5%
Repurchase agreement dated 10/29/21 with Barclays Bank PLC, 0.050% due 11/01/21, collateralized by $208,687,184 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.500% due 05/01/51 to 10/01/51; (value—$204,000,000); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.160% due 11/01/21, collateralized by $317,290,244 various asset-backed convertible bonds, zero coupon to 8.294% due 06/15/22 to 09/25/66; (value—$187,570,549); proceeds: $175,002,333	175,000,000	175,000,000

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $111,698,328 various asset-backed convertible bonds, zero coupon to 8.625% due 12/29/21 to 05/15/51; (value—$54,228,913); proceeds: $50,000,833	$50,000,000	$50,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $194,732,100 U.S. Treasury Note, 1.625% due 04/30/23; (value—$200,000,905); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.300% due 11/05/21, collateralized by $171,192,746 various asset-backed convertible bonds, 3.750% to 8.250% due 02/15/23 to 01/31/29; (value—$81,000,000); proceeds: $75,004,375[4]	75,000,000	75,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.300% due 11/05/21, collateralized by $22,888,079 various asset-backed convertible bonds, zero coupon to 8.750% due 11/15/22 to 10/15/45 and $19,616 shares of an equity security; (value—$59,398,052); proceeds: $54,003,150[4]	54,000,000	54,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.400% due 12/03/21, collateralized by $28,304,910 various asset-backed convertible bonds, zero coupon to 5.000% due 02/15/22 to 12/01/50 and $320,100 shares of equity securities; (value—$55,014,440); proceeds: $50,019,444[4]	50,000,000	50,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $685,356,863 Government National Mortgage Association obligations, 3.000% due 08/20/47 to 08/20/49; (value—$204,000,000); proceeds: $200,000,833	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.720% due 02/01/22, collateralized by $219,116,850 various asset-backed convertible bonds, zero coupon to 9.350% due 03/01/22 to 12/31/99 and $3,982 shares of various equity securities; (value—$250,938,518); proceeds: $235,446,500[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,239,000,000)		1,239,000,000
Total investments (cost—$6,358,129,516 which approximates cost for federal income tax purposes)—100.0%		6,358,130,384

Other assets in excess of liabilities—0.00%†		2,664,853
Net assets—100.0%		$6,360,795,237

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$650,967,007	$—	$650,967,007
Commercial paper	—	4,145,163,377	—	4,145,163,377
Time deposits	—	323,000,000	—	323,000,000
Repurchase agreements	—	1,239,000,000	—	1,239,000,000
Total	$—	$6,358,130,384	$—	$6,358,130,384

At October 31, 2021, there were no transfers in or out of Level 3.

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—6.4%
Banking-non-U.S.—6.0%
Bank of Montreal 0.160%, due 04/08/22	$4,000,000	$3,999,874
0.200%, due 06/23/22	3,000,000	2,999,287
MUFG Bank Ltd. 0.140%, due 04/08/22	2,000,000	1,999,598
Norinchukin Bank 0.110%, due 11/29/21	5,000,000	5,000,129
0.150%, due 11/22/21	6,000,000	6,000,280
0.190%, due 11/05/21	3,000,000	3,000,064
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/24/22	5,000,000	4,999,393
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	2,000,000	2,000,289
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	5,000,000	5,000,119
SOFR + 0.110%, 0.160%, due 04/14/22[1]	4,000,000	4,000,137
0.200%, due 04/27/22	4,000,000	3,999,201
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.134%, due 11/17/21[1]	2,000,000	2,000,074
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	2,000,000	2,000,000

		46,998,445

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	3,000,000	3,000,290
Total certificates of deposit (cost—$50,000,000)		49,998,735

Commercial paper[2]—67.7%
Asset-backed-miscellaneous—25.5%
Albion Capital Corp. 0.140%, due 01/20/22	4,000,000	3,998,497
Atlantic Asset Securitization LLC 0.060%, due 11/01/21	1,500,000	1,499,990
SOFR + 0.070%, 0.120%, due 03/30/22[1,3]	10,000,000	10,000,000
Barton Capital SA 0.070%, due 11/01/21	15,000,000	14,999,897
Chariot Funding LLC 0.095%, due 11/16/21	13,000,000	12,999,402
Fairway Finance Corp. 0.135%, due 02/22/22	5,500,000	5,497,519
0.140%, due 02/24/22	2,000,000	1,999,082
0.150%, due 04/12/22	5,000,000	4,995,875
0.180%, due 11/05/21	3,000,000	2,999,956
0.180%, due 11/15/21	2,750,000	2,749,882
Gotham Funding Corp. 0.100%, due 01/05/22	10,000,000	9,997,677

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.115%, due 11/08/21	$5,000,000	$4,999,897
LMA Americas LLC 0.120%, due 11/30/21	2,000,000	1,999,827
0.150%, due 02/04/22	4,000,000	3,998,552
0.150%, due 02/10/22	3,000,000	2,998,830
0.170%, due 11/10/21	1,750,000	1,749,949
Manhattan Asset Funding Co. LLC 0.095%, due 11/08/21	14,000,000	13,999,662
Nieuw Amsterdam Receivables Corp. 0.095%, due 11/12/21	12,000,000	11,999,585
0.110%, due 11/12/21	4,000,000	3,999,861
Old Line Funding LLC 0.120%, due 01/20/22	10,000,000	9,997,349
0.130%, due 01/11/22	2,000,000	1,999,552
0.140%, due 01/24/22	3,000,000	2,999,144
0.160%, due 02/23/22	4,000,000	3,998,323
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	3,000,000	2,999,871
0.110%, due 12/13/21	6,000,000	5,999,250
0.110%, due 12/16/21	9,000,000	8,998,776
Starbird Funding Corp. 0.060%, due 11/01/21	28,000,000	27,999,809
Thunder Bay Funding LLC 0.140%, due 01/10/22	5,000,000	4,998,996
0.160%, due 03/04/22[3]	5,000,000	4,997,480
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	2,000,000	1,999,975
Victory Receivables Corp. 0.095%, due 11/02/21	5,000,000	4,999,954

		199,472,419

Banking-non-U.S.—39.4%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	1,000,000	1,000,017
0.190%, due 11/29/21	2,000,000	1,999,879
0.200%, due 12/21/21	2,000,000	1,999,794
ASB Finance Ltd. 0.090%, due 11/10/21	5,000,000	4,999,887
0.185%, due 04/06/22	3,000,000	2,997,986
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,987,344
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	3,000,000	3,000,099
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	4,000,000	3,998,333
0.140%, due 03/09/22	4,000,000	3,998,151
Barclays Bank PLC 0.120%, due 11/23/21	8,000,000	7,999,467
0.130%, due 11/12/21	8,000,000	7,999,754
0.140%, due 12/14/21	6,000,000	5,999,149
BNZ International Funding Ltd.
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	4,000,000	3,999,914

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	$2,500,000	$2,498,375
0.240%, due 05/04/22	2,500,000	2,497,598
Commonwealth Bank of Australia 0.265%, due 10/14/22	3,000,000	2,991,162
0.300%, due 10/21/22	4,000,000	3,987,862
DBS Bank Ltd. 0.130%, due 02/01/22	3,000,000	2,998,797
0.140%, due 12/21/21	3,000,000	2,999,536
0.145%, due 04/01/22	4,000,000	3,996,971
0.160%, due 11/15/21	2,500,000	2,499,888
DBS Group Holdings Ltd. 0.220%, due 04/01/22	7,000,000	6,995,359
Dexia Credit Local SA 0.105%, due 12/01/21	6,000,000	5,999,505
0.150%, due 03/17/22	8,000,000	7,995,274
Erste Finance LLC 0.070%, due 11/04/21	25,000,000	24,999,608
Kreditanstalt fuer Wiederaufbau 0.200%, due 01/26/22	2,000,000	1,999,510
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	3,500,000	3,499,973
0.115%, due 11/08/21	4,000,000	3,999,921
National Australia Bank Ltd. 0.100%, due 01/18/22	7,000,000	6,998,567
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	3,000,000	3,000,276
National Bank of Canada 0.140%, due 02/14/22	4,000,000	3,998,488
0.140%, due 02/15/22	4,000,000	3,998,474
0.170%, due 03/25/22	3,300,000	3,297,884
0.170%, due 05/20/22	4,000,000	3,995,308
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/03/22	3,000,000	2,998,876
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	4,000,000	4,000,341
0.180%, due 07/01/22	4,000,000	3,993,684
0.210%, due 12/08/21	2,000,000	1,999,816
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,995,157
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/21	6,000,000	5,999,837
0.150%, due 12/20/21	3,000,000	2,999,666
0.160%, due 11/09/21	3,000,000	2,999,936
0.185%, due 04/18/22	4,000,000	3,996,561
0.200%, due 12/10/21	2,500,000	2,499,784
0.200%, due 02/11/22	1,000,000	999,679
0.210%, due 01/05/22	2,000,000	1,999,679
Societe Generale SA 0.050%, due 11/05/21	10,000,000	9,999,864
Sumitomo Mitsui Trust Bank Ltd. 0.125%, due 12/02/21	6,000,000	5,999,541
0.140%, due 02/07/22	8,000,000	7,996,970
0.150%, due 01/28/22	4,000,000	3,998,777
Svenska Handelsbanken AB 0.095%, due 11/05/21	5,000,000	4,999,932

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
0.110%, due 11/22/21	$3,000,000	$2,999,860
0.130%, due 02/18/22	4,000,000	3,998,818
0.160%, due 02/18/22	3,000,000	2,999,113
0.170%, due 11/19/21	1,800,000	1,799,927
0.210%, due 12/16/21	2,000,000	1,999,797
Swedbank AB 0.150%, due 02/23/22	4,000,000	3,998,622
Toronto-Dominion Bank 0.060%, due 11/02/21	15,000,000	14,999,867
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	2,000,000	2,000,206
0.240%, due 05/05/22	3,000,000	2,997,086
United Overseas Bank Ltd. 0.100%, due 11/16/21	8,000,000	7,999,672
0.165%, due 06/01/22	4,000,000	3,995,031
0.190%, due 02/07/22	3,000,000	2,998,847
0.220%, due 05/03/22	3,000,000	2,996,745
Westpac Banking Corp. 0.180%, due 11/15/21	2,000,000	1,999,934
0.185%, due 11/18/21	2,000,000	1,999,922
0.195%, due 09/07/22	4,500,000	4,488,928
0.270%, due 10/12/22	4,000,000	3,988,361
Westpac Securities NZ Ltd. 0.130%, due 02/07/22	7,825,000	7,823,090
0.200%, due 11/15/21	2,000,000	1,999,934

		308,789,970

Banking-U.S.—2.8%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	2,000,000	2,000,000
0.215%, due 01/03/22	1,500,000	1,499,780
Collateralized Commercial Paper FLEX Co. LLC 0.160%, due 01/20/22	2,000,000	1,999,424
0.180%, due 04/08/22	2,000,000	1,998,372
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/22/22	2,000,000	1,999,104
0.200%, due 05/20/22	4,000,000	3,994,993
Cooperatieve Rabobank UA 0.150%, due 11/10/21	3,000,000	2,999,930
0.160%, due 05/06/22	3,000,000	2,998,016
0.170%, due 11/29/21	2,500,000	2,499,849

		21,989,468
Total commercial paper (cost—$530,254,194)		530,251,857

Time deposit—4.5%
Banking-non-U.S.—4.5%
Mizuho Bank Ltd. 0.070%, due 11/01/21 (cost—$35,000,000)	35,000,000	35,000,000

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—21.3%
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.400% due 12/03/21, collateralized by $1,075,000 asset-backed convertible bonds, 3.375% due 08/15/26; (value—$1,100,733); proceeds: $1,000,389[4]	$1,000,000	$1,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $162,651,200 U.S. Treasury Notes, 2.125% due 9/30/24; (value—$169,320,061); proceeds: $166,000,692	166,000,000	166,000,000
Total repurchase agreements (cost—$167,000,000)		167,000,000
Total investments (cost—$782,254,194 which approximates cost for federal income tax purposes)—99.9%		782,250,592

Other assets in excess of liabilities—0.1%		585,282
Net assets—100.0%		$782,835,874

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$49,998,735	$—	$49,998,735
Commercial paper	—	530,251,857	—	530,251,857
Time deposit	—	35,000,000	—	35,000,000
Repurchase agreements	—	167,000,000	—	167,000,000
Total	$—	$782,250,592	$—	$782,250,592

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $35,998,308, represented 4.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. government agency obligations—29.3%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,977,110
SOFR + 0.013%, 0.063%, due 11/01/21[2]	62,000,000	61,999,999
0.070%, due 08/10/22	37,000,000	36,999,726
0.070%, due 08/19/22	40,000,000	39,997,271
SOFR + 0.025%, 0.075%, due 11/01/21[2]	77,000,000	77,000,000
SOFR + 0.025%, 0.075%, due 11/01/21[2]	28,000,000	28,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	15,000,000	15,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	6,000,000	6,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	42,000,000	42,000,000
SOFR + 0.035%, 0.085%, due 11/01/21[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2,3]	40,000,000	40,000,000
SOFR + 0.050%, 0.100%, due 11/01/21[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.105%, due 11/01/21[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	2,000,000	2,000,000
Federal Home Loan Bank 0.030%, due 12/22/21[1]	75,000,000	74,996,813
0.040%, due 11/12/21	80,000,000	79,999,979
0.040%, due 11/24/21[1]	83,000,000	82,997,879
0.042%, due 12/15/21[1]	82,000,000	81,995,791
0.043%, due 01/05/22[1]	81,000,000	80,993,711
0.043%, due 01/12/22[1]	80,000,000	79,993,120
0.045%, due 02/01/22	60,000,000	59,999,844
0.050%, due 03/17/22	37,000,000	36,998,386
0.056%, due 04/22/22[1]	79,000,000	78,978,863
SOFR + 0.010%, 0.060%, due 11/01/21[2]	510,000,000	510,000,000
SOFR + 0.010%, 0.060%, due 10/07/22[2]	100,000,000	100,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.140%, due 11/01/21[2]	46,000,000	46,000,000
SOFR + 0.150%, 0.200%, due 11/01/21[2]	116,000,000	116,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.145%, due 11/01/21[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.150%, due 11/01/21[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.240%, due 11/01/21[2]	115,000,000	115,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.180%, 0.230%, due 11/01/21[2]	$115,000,000	$115,000,000
Total U.S. government agency obligations (cost—$2,474,428,492)		2,474,428,492

U.S. Treasury obligations—19.5%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	76,000,000	75,993,719
0.046%, due 01/11/22[1]	94,080,000	94,071,650
0.051%, due 02/01/22[1]	81,000,000	80,989,650
0.056%, due 03/01/22[1]	82,000,000	81,985,092
U.S. Treasury Bills 0.030%, due 11/26/21[1]	48,000,000	47,999,000
0.036%, due 12/02/21[1]	78,000,000	77,997,649
0.036%, due 12/23/21[1]	10,000,000	9,999,494
0.036%, due 12/30/21[1]	83,000,000	82,995,239
0.046%, due 03/24/22[1]	73,000,000	72,986,951
0.049%, due 12/07/21[1]	79,000,000	78,996,169
0.051%, due 11/30/21[1]	38,000,000	37,998,469
0.051%, due 12/28/21[1]	21,000,000	20,998,338
0.051%, due 02/10/22[1]	87,000,000	86,987,796
0.051%, due 02/17/22[1]	77,000,000	76,988,450
0.051%, due 02/24/22[1]	80,000,000	79,987,222
0.051%, due 03/31/22[1]	83,000,000	82,982,708
0.056%, due 02/03/22[1]	85,000,000	84,987,793
0.056%, due 03/03/22[1]	80,000,000	79,985,089
0.061%, due 04/28/22[1]	82,000,000	81,975,674
0.080%, due 08/11/22[1]	35,000,000	34,978,402
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/02/21[2]	49,000,000	49,000,000
0.125%, due 08/31/22	39,000,000	39,014,203
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	70,000,000	70,003,840
1.500%, due 09/15/22	53,000,000	53,653,247
1.875%, due 01/31/22	38,000,000	38,172,301
1.875%, due 02/28/22	19,000,000	19,113,157
Total U.S. Treasury obligations (cost—$1,640,841,302)		1,640,841,302

Repurchase agreements—52.6%
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $992,500 U.S. Treasury Bond, 1.375% due 08/15/50 and $2,971,910,400 U.S. Treasury Notes, 0.250% to 1.625% due 04/30/23 to 08/31/26; (value—$2,950,012,333); proceeds: $2,950,012,292	2,950,000,000	2,950,000,000

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $816,100 U.S Treasury Bill, zero coupon due 01/20/22 and $181,562,100 U.S. Treasury Note, 2.500% due 01/15/22; (value—$184,620,035); proceeds: $181,000,151	$181,000,000	$181,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $842,184 Federal Home Loan Mortgage Corp. obligation, 2.500% due 09/01/51 and $522,564,075 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/31 to 10/01/51; (value—$510,000,000); proceeds: $500,002,083	500,000,000	500,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $199,055,000 Federal Home Loan Bank obligations, 0.680% to 4.150% due 02/24/26 to 06/01/38; (value—$204,002,086); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/01/21, collateralized by $21,474,300 Federal Home Loan Mortgage Corp. obligations, 2.274% to 6.000% due 05/01/27 to 09/01/51 and $229,494,603 Federal National Mortgage Association obligations, 1.500% to 6.000% due 11/01/26 to 10/01/51 (value—$204,000,000); proceeds: $200,001,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.190% due 01/27/22, collateralized by $221,514,810 Federal Home Loan Mortgage Corp. obligations, 0.030% to 14.774% due 08/15/33 to 10/15/61 and $723,870,752 Federal National Mortgage Association obligations, 2.500% to 5.961% due 04/25/36 to 10/25/51; (value—$103,000,000); proceeds: $100,047,500[4]	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with MUFG Securities Americas, Inc., 0.060% due 12/03/21, collateralized by $131,881,933 Federal Home Loan Mortgage Corp. obligations, 1.250% to 3.650% due 02/25/23 to 04/25/51 and $91,406,166 Federal National Mortgage Association obligations, 2.988% to 4.500% due 10/25/23 to 09/25/49 and $75,538,600 Government National Mortgage Association obligations, 1.500% to 2.000% due 02/20/51 to 03/16/62; (value—$204,000,000); proceeds: $200,011,667[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Toronto-Dominion Bank, 0.050% due 11/01/21, collateralized by $217,428,422 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/26 to 09/01/51 and $9,473,383 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/45 to 07/20/51; (value—$102,000,000); proceeds: $100,000,417	100,000,000	100,000,000
Total repurchase agreements (cost—$4,431,000,000)		4,431,000,000
Total investments (cost—$8,546,269,794 which approximates cost for federal income tax purposes)—101.4%		8,546,269,794

Liabilities in excess of other assets—(1.4)%		(118,291,131)
Net assets—100.0%		$8,427,978,663

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$2,474,428,492	$—	$2,474,428,492
U.S. Treasury obligations	—	1,640,841,302	—	1,640,841,302
Repurchase agreements	—	4,431,000,000	—	4,431,000,000
Total	$—	$8,546,269,794	$—	$8,546,269,794

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—46.8%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	$464,000,000	$463,961,656
0.046%, due 01/04/22[1]	45,590,000	45,586,353
0.046%, due 01/11/22[1]	220,000,000	219,980,475
0.046%, due 01/18/22[1]	230,000,000	229,977,575
0.051%, due 02/01/22[1]	232,000,000	231,970,356
0.056%, due 03/01/22[1]	256,000,000	255,953,458
U.S. Treasury Bills 0.030%, due 11/18/21[1]	326,480,000	326,475,375
0.030%, due 11/26/21[1]	216,000,000	215,995,500
0.036%, due 11/12/21[1]	307,000,000	306,996,717
0.036%, due 12/02/21[1]	363,000,000	362,989,060
0.036%, due 12/23/21[1]	31,322,000	31,320,416
0.036%, due 12/30/21[1]	468,000,000	467,973,156
0.041%, due 12/09/21[1]	324,000,000	323,986,320
0.043%, due 03/24/22[1]	250,000,000	249,957,795
0.046%, due 03/24/22[1]	462,000,000	461,917,417
0.049%, due 12/07/21[1]	246,000,000	245,988,069
0.051%, due 11/23/21[1]	250,000,000	249,992,361
0.051%, due 11/30/21[1]	105,200,000	105,195,763
0.051%, due 12/28/21[1]	63,480,000	63,474,974
0.051%, due 01/13/22[1]	102,096,300	102,085,948
0.051%, due 01/20/22[1]	257,917,100	257,888,442
0.051%, due 01/27/22[1]	257,901,500	257,870,337
0.051%, due 02/10/22[1]	244,000,000	243,965,772
0.051%, due 02/17/22[1]	235,603,500	235,568,159
0.051%, due 02/24/22[1]	243,000,000	242,961,187
0.051%, due 03/31/22[1]	468,000,000	467,902,499
0.056%, due 02/03/22[1]	250,000,000	249,964,097
0.056%, due 03/03/22[1]	244,000,000	243,954,520
0.061%, due 04/28/22[1]	258,000,000	257,923,461
0.080%, due 08/11/22[1]	107,000,000	106,933,971
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/01/21[2]	614,210,000	614,235,328
3 mo.Treasury money market yield + 0.034%, 0.089%, due 11/02/21[2]	468,575,000	468,592,011
3 mo.Treasury money market yield + 0.035%, 0.090%, due 11/01/21[2]	250,000,000	250,000,000
3 mo.Treasury money market yield + 0.049%, 0.104%, due 11/01/21[2]	852,950,000	853,041,964
3 mo.Treasury money market yield + 0.055%, 0.110%, due 07/31/22[2]	250,000,000	249,998,110
0.125%, due 08/31/22	117,000,000	117,042,609
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	1,030,000,000	1,030,109,433
3 mo.Treasury money market yield + 0.154%, 0.209%, due 01/31/22[2]	250,000,000	249,978,797
1.500%, due 09/15/22	156,000,000	157,922,765
1.750%, due 06/15/22	150,000,000	151,562,786

	Face Amount	Value
U.S. Treasury obligations—(concluded)
1.875%, due 01/31/22	$142,000,000	$142,643,862
1.875%, due 02/28/22	71,000,000	71,422,850
Total U.S. Treasury obligations (cost—$11,883,261,704)		11,883,261,704

Repurchase agreements—55.2%
Repurchase agreement dated 10/29/21 with Barclays Capital, Inc., 0.050% due 11/01/21, collateralized by $148,019,300 U.S. Treasury Bonds, 1.875% to 3.875% due 8/15/40 to 2/15/46, $806,379,200 U.S. Treasury Notes, 0.089% to 3.125% due 10/31/21 to 5/15/30 and $34,712,300 U.S. Treasury Bill, zero coupon due 2/24/22; (value—$1,020,000,042); proceeds: $1,000,004,167	1,000,000,000	1,000,000,000

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $27,059,400 U.S. Treasury Bonds, 2.750% to 6.250% due 8/15/23 to 2/15/47, $1,181,300 U.S. Treasury Inflation Index Bonds, 2.375% to 3.625% due 1/15/25 to 4/15/28, $6,113,800 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 1/15/23 to 7/15/27, $18,331,100 U.S. Treasury Notes, 0.089% to 2.625% due 1/31/22 to 5/15/29, $2,246,800 U.S. Treasury Bills, zero coupon due 11/12/21 to 4/14/22, $35,601,285 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 5/15/48 and $30,551,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 11/15/48; (value—$102,000,000); proceeds: $100,000,417

	100,000,000	100,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $2,810,100 U.S. Treasury Bond, 1.375% due 8/15/50 and $10,178,093,200 U.S. Treasury Notes, 0.125% to 2.875% due 5/15/23 to 8/31/26; (value—$10,570,044,107); proceeds: $10,570,044,042	10,570,000,000	10,570,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $56,423,300 U.S. Treasury Note, 2.500% due 1/15/22; (value—$57,120,020); proceeds: $56,000,047	56,000,000	56,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/21 with Goldman Sachs & Co., 0.050% due 11/02/21, collateralized by $198,161,900 U.S. Treasury Note, 1.750% due 11/15/29; (value—$204,000,062); proceeds: $200,001,944	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with JP Morgan Securities USA LLC, 0.050% due 11/01/21, collateralized by $202,394,800 U.S. Treasury Note, 2.500% due 1/15/22 and $509,199,000 U.S. Treasury Bills, zero coupon due 12/14/21 to 1/25/22; (value—$714,000,179); proceeds: $700,002,917	700,000,000	700,000,000
Repurchase agreement dated 10/28/2021 with JP Morgan Securities LLC, 0.050% due 11/04/2021, collateralized by $300 U.S. Treasury Bond, 7.500% due 11/15/24, $441,481,700 U.S. Treasury Notes, 0.125% to 2.500% due 8/15/23 to 10/15/24 and $82 U.S. Treasury Bond STRIP, zero coupon due 8/15/23; (value—$459,000,010); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $31,229,900 U.S. Treasury Notes, 0.625% due 07/31/26; (value—$30,498,044); proceeds: $29,900,125	29,900,000	29,900,000
Repurchase agreement dated 10/29/21 with Mizuho Securities USA LLC, 0.050% due 11/01/21, collateralized by $99,121,200 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 5/15/28; (value—$102,000,009); proceeds: $100,000,417	100,000,000	100,000,000

Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/21 with MUFG Securities Americas Inc., 0.050% due 11/01/21, collateralized by $131,175,400 U.S. Treasury Bonds, 1.875% to 5.500% due 8/15/28 to 2/15/50, $24,232,900 U.S. Treasury Inflation Index Bonds, 0.750% to 3.375% due 4/15/32 to 2/15/47, $354,187,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/22 to 7/15/30, $145,614,400 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 11/15/30, $5,400,100 U.S. Treasury Bill, zero coupon due 3/10/22, $35,055,000 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/26 to 8/15/30 and $2,919,900 U.S. Treasury Bond Principal STRIP, zero coupon due 2/15/50; (value—$816,000,170); proceeds: $800,003,333

$800,000,000	$800,000,000
Total repurchase agreements (cost—$14,005,900,000)	14,005,900,000
Total investments (cost—$25,889,161,704 which approximates cost for federal income tax purposes)—102.0%	25,889,161,704

Liabilities in excess of other assets—(2.0)%	(500,598,423)
Net assets—100.0%	$25,388,563,281

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,883,261,704	$—	$11,883,261,704
Repurchase agreements	—	14,005,900,000	—	14,005,900,000
Total	$—	$25,889,161,704	$—	$25,889,161,704

At October 31, 2021, there were no transfers in or out of Level 3.

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—9.3%
Bank of Montreal 0.160%, due 04/08/22	$15,000,000	$15,000,000
0.200%, due 07/13/22	13,000,000	13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
MUFG Bank Ltd. 0.140%, due 04/08/22	15,000,000	15,000,000
Norinchukin Bank 0.110%, due 11/29/21	10,000,000	10,000,000
0.150%, due 11/22/21	40,000,000	40,000,000
0.150%, due 02/25/22	8,000,000	8,000,000
0.190%, due 11/05/21	40,000,000	40,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	26,000,000	26,000,000
SOFR + 0.110%, 0.160%, due 04/14/22[1]	15,000,000	15,000,000
0.200%, due 04/27/22	15,000,000	15,000,000
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	8,000,000	8,000,000

		258,000,000

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	20,000,000	20,000,000
Total certificates of deposit (cost—$278,000,000)		278,000,000

Commercial paper[2]—72.0%
Asset-backed-miscellaneous—17.8%
Albion Capital Corp. 0.140%, due 01/20/22	15,084,000	15,079,307
0.142%, due 12/23/21	15,000,000	14,996,967
Antalis SA 0.070%, due 11/02/21	10,000,000	9,999,981
Barton Capital Corp. 0.080%, due 11/04/21	10,000,000	9,999,933
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,963
0.140%, due 02/24/22	12,000,000	11,994,633
0.180%, due 11/05/21	23,000,000	22,999,540
LMA Americas LLC 0.120%, due 11/30/21	18,000,000	17,998,260
0.150%, due 02/10/22	11,000,000	10,995,371
0.160%, due 04/07/22	28,000,000	27,980,462
Old Line Funding LLC 0.130%, due 01/11/22	16,000,000	15,995,898
0.160%, due 02/10/22	20,000,000	19,991,022
0.160%, due 02/23/22	21,000,000	20,989,360
0.210%, due 02/14/22	20,000,000	19,987,750

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	$12,000,000	$11,999,533
0.110%, due 12/13/21	20,000,000	19,997,433
0.115%, due 01/06/22	23,000,000	22,995,151
Starbird Funding Corp. 0.060%, due 11/01/21	12,000,000	12,000,000
0.100%, due 01/06/22	15,000,000	14,997,250
Thunder Bay Funding LLC 0.140%, due 01/10/22	27,000,000	26,992,650
0.150%, due 04/04/22	39,000,000	38,974,975
0.160%, due 03/04/22[3]	20,000,000	19,989,067
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	20,000,000	20,000,000
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.095%, due 11/02/21	25,000,000	24,999,934
0.140%, due 01/12/22	28,085,000	28,077,136

		495,026,576

Banking-non-U.S.—51.5%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	10,000,000	10,000,000
0.190%, due 11/29/21	17,000,000	16,997,488
0.200%, due 12/21/21	17,000,000	16,995,278
ASB Finance Ltd. 0.185%, due 04/06/22	18,000,000	17,985,570
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	20,000,000	20,000,000
0.230%, due 04/07/22	11,000,000	10,988,966
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	34,000,000	33,984,133
Barclays Bank PLC 0.120%, due 11/23/21	29,000,000	28,997,873
0.140%, due 12/14/21	26,000,000	25,995,652
BNZ International Funding Ltd. 0.150%, due 04/01/22	15,000,000	14,990,562
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	15,000,000	15,000,000
Caisse des Depots et Consignations 0.190%, due 01/26/22	20,000,000	19,990,922
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	16,000,000	15,984,258
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,971,903
0.300%, due 10/21/22	14,000,000	13,958,700
DBS Bank Ltd. 0.100%, due 11/18/21	17,000,000	16,999,197
0.145%, due 04/01/22	15,000,000	14,990,877
Dexia Credit Local SA 0.095%, due 11/02/21	10,000,000	9,999,974
0.105%, due 12/01/21	22,000,000	21,998,075
0.150%, due 03/17/22	31,000,000	30,982,433

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	$115,000,000	$115,000,000
Erste Finance LLC 0.070%, due 11/04/21	110,000,000	109,999,358
Federation des Caisses Desjardins du Quebec 0.040%, due 11/01/21	50,000,000	50,000,000
0.050%, due 11/03/21	40,000,000	39,999,889
0.050%, due 11/04/21	25,000,000	24,999,896
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	16,000,000	15,999,949
0.115%, due 11/08/21	16,000,000	15,999,642
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	14,000,000	14,000,000
National Bank of Canada 0.140%, due 02/14/22	17,000,000	16,993,058
0.170%, due 03/25/22	18,000,000	17,987,760
0.175%, due 05/20/22	10,000,000	9,990,278
Nordea Bank Abp 0.090%, due 12/14/21	15,000,000	14,998,387
NRW Bank 0.055%, due 11/03/21	75,000,000	74,999,771
0.055%, due 11/05/21	25,000,000	24,999,847
0.060%, due 11/02/21	20,000,000	19,999,967
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	15,000,000	14,990,375
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	15,000,000	15,000,000
0.180%, due 07/01/22	15,000,000	14,981,850
0.200%, due 12/08/21	19,100,000	19,096,074
Skandinaviska Enskilda Banken AB 0.105%, due 12/09/21	20,000,000	19,997,783
0.150%, due 12/20/21	20,000,000	19,995,917
0.185%, due 04/18/22	15,000,000	14,987,050
0.200%, due 12/10/21	22,500,000	22,495,125
Societe Generale SA 0.050%, due 11/02/21	32,000,000	31,999,956
0.050%, due 11/05/21	60,000,000	59,999,667
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	22,000,000	21,995,869
0.140%, due 02/07/22	29,000,000	28,988,948
0.150%, due 01/28/22	7,000,000	6,997,433
Svenska Handelsbanken AB 0.130%, due 02/18/22	17,000,000	16,993,309
0.180%, due 11/09/21	20,000,000	19,999,200
Swedbank AB 0.150%, due 02/23/22	15,000,000	14,992,875

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Toronto-Dominion Bank 0.060%, due 11/02/21	$15,000,000	$14,999,975
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	20,000,000	20,000,000
0.150%, due 03/21/22	13,000,000	12,992,417
0.240%, due 05/05/22	20,000,000	19,975,333
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,984,983
0.220%, due 05/03/22	23,000,000	22,974,278
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	20,000,000	20,000,000
0.200%, due 09/09/22	16,000,000	15,972,267
0.270%, due 10/12/22	15,000,000	14,961,188

		1,434,151,535

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 04/08/22	15,000,000	14,988,150
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	15,000,000	14,983,334
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,989,253
0.170%, due 11/29/21	12,550,000	12,548,341

		73,509,078
Total commercial paper (cost—$2,002,687,189)		2,002,687,189

Time deposits—6.9%
Banking-non-U.S.—6.9%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	52,000,000	52,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	40,000,000	40,000,000
Total time deposits (cost—$192,000,000)		192,000,000

Repurchase agreements—11.0%
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $60,544,422 various asset-backed convertible bonds zero coupon to 6.750% due 1/01/22 to 12/31/99; (value—$53,817,378); proceeds: $50,000,833	50,000,000	50,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $110,000 various asset-backed convertible bonds 2.000% to 2.500% due 1/26/22 to 6/18/29, $24,000 Federal Farm Credit Bank, 2.040% to 3.460% due 7/18/34 to 12/22/45, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $4,600,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.150% due 12/11/25 to 7/13/40, $17,650,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 5/15/22 to 1/15/33, $252,400 U.S. Treasury Bonds, 2.500% to 7.500% due 8/15/23 to 2/15/45, $9,967,600 U.S. Treasury Inflation Index Bonds, 0.750% to 1.750% due 1/15/28 to 2/15/49, $19,003,500 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/24 to 1/15/26, $9,972,600 U.S. Treasury Notes, 0.125% to 2.750% due 1/15/22 to 11/15/26, $4,795,200 U.S. Treasury Bills, zero coupon due 11/02/21 to 10/06/22, $40,050,558 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/25 to 11/15/47 and $566,800 U.S. Treasury Bonds Principal STRIPs, zero coupon due 2/15/45 to 8/15/46; (value—$102,001,112); proceeds: $100,000,417

	$100,000,000	$100,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $11,083,200 U.S. Treasury Note, 2.500% due 1/15/22; (value—$11,220,056); proceeds: $11,000,009	11,000,000	11,000,000

Repurchase agreement dated 10/29/21 with Goldman Sachs & Co., 0.050% due 11/01/21, collateralized by $1,000,000 Federal Farm Credit Bank, 0.205% due 12/13/21, $8,150,000 Federal Home Loan Bank obligations, zero coupon to 5.500% due 11/26/21 to 7/15/36, $3,928,000 Federal Home Loan Mortgage Corp. obligations, 2.375% due 1/13/22, $4,000 Federal National Mortgage Association obligations, 1.375% due 9/06/22, $300 U.S. Treasury Bond, 6.125% due 8/15/29, $3,200 U.S. Treasury Notes, 2.250% to 2.625% due 3/31/25 to 8/15/27, $500 U.S. Treasury Bill, zero coupon due 2/08/22 and $6,872,581 U.S. Treasury Bonds STRIPs, zero coupon due 8/15/32 to 8/15/48; (value—$22,338,000); proceeds: $21,900,091

	21,900,000	21,900,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with JP Morgan, 0.400% due 12/03/21, collateralized by $30,139,000 various asset-backed convertible bonds 3.250% to 4.000% due 6/15/24 to 10/15/37; (value—$38,500,173); proceeds: $35,013,611[4]	$35,000,000	$35,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $24,691,123 various asset-backed convertible bonds zero coupon to 13.000% due 1/15/22 to 6/01/50; (value—$26,348,453); proceeds: $25,047,500[4]	25,000,000	25,000,000
Repurchase agreement dated 10/29/21with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $59,432,870 various asset-backed convertible bonds zero coupon to 11.000% due 1/15/22 to 06/05/2115 and $4,622 shares of various equity securities; (value—$69,154,831); proceeds: $65,123,500[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$2,780,587,189 which approximates cost for federal income tax purposes)—99.9%		2,780,587,189

Other assets in excess of liabilities—0.1%		2,082,084
Net assets—100.0%		$2,782,669,273

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$278,000,000	$—	$278,000,000
Commercial paper	—	2,002,687,189	—	2,002,687,189
Time deposits	—	192,000,000	—	192,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$2,780,587,189	$—	$2,780,587,189

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $191,989,067, represented 6.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—90.4%
Alaska—1.7%
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$800,000	$800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		13,235,000

Arizona—0.9%
Arizona Health Facilities Authority, (Banner Health Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	6,000,000	6,000,000
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), Refunding, Revenue Bonds 0.030%, VRD	900,000	900,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		7,300,000

California—0.9%
California Health Facilities Financing Authority Revenue, (CommonSpirit Health Obligated Group), Revenue Bonds, Series C, 0.060%, VRD	2,500,000	2,500,000
City of Irvine, (Assessment District No.03-19), Series A, 0.010%, VRD	500,000	500,000
City of Irvine, (Reassessment District No. 85-7A) 0.010%, VRD	1,684,000	1,684,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.020%, VRD	400,000	400,000
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds, Series A-1, 0.020%, VRD	1,940,000	1,940,000

		7,024,000

Colorado—1.0%
City & County of Denver CO,Refunding, COP, Series A2, 0.030%, VRD	600,000	600,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.060%, VRD	5,000,000	5,000,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Colorado Health Facilities Authority, (Children’s Hospital Colorado Obligated Group), Refunding, Revenue Bonds 0.030%, VRD	$250,000	$250,000
0.060%, VRD	2,000,000	2,000,000

		7,850,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority, (Yale University), Revenue Bonds, Series V-1, 0.010%, VRD	300,000	300,000
Series V-2, 0.010%, VRD	200,000	200,000

		500,000

Delaware—0.2%
Delaware State Economic Development Authority, (YMCA of Delaware), Revenue Bonds 0.060%, VRD	1,245,000	1,245,000

District of Columbia—1.4%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.050%, VRD	11,000,000	11,000,000

Florida—1.3%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.060%, VRD	2,450,000	2,450,000
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.030%, VRD	5,500,000	5,500,000
Series C, 0.050%, VRD	400,000	400,000
Sarasota County Public Hospital District, (Sarasota Memorial Hospital), Refunding, Revenue Bonds, Series B, 0.060%, VRD	1,605,000	1,605,000

		9,955,000

Illinois—16.6%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.060%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.070%, VRD	19,700,000	19,700,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, (Edward-Elmhurst Healthcare Obligated Group), Revenue Bonds, Series D, 0.050%, VRD	$10,000,000	$10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.060%, VRD	9,110,000	9,110,000
Illinois Finance Authority, (Hospital Sisters Services Obligated Group), Refunding, Revenue Bonds 0.050%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds 0.030%, VRD	510,000	510,000
0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre Co.), Revenue Bonds 0.080%, VRD	6,815,000	6,815,000
0.080%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago Medical Center Obligated Group), Revenue Bonds, Series E-1, 0.060%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	22,600,000	22,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,016,000	13,016,000

		127,601,000

Indiana—7.2%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	24,020,000	24,020,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.050%, VRD	27,700,000	27,700,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.030%, VRD	3,650,000	3,650,000

		55,370,000

Louisiana—0.1%
Louisiana Public Facilities Authority, (Christus Health Obligated Group), Refunding, Revenue Bonds, Series B2, 0.040%, VRD	620,000	620,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—0.5%
Maryland Economic Development Corp., (Howard Hughes Medical Institute), Revenue Bonds, Series A, 0.060%, VRD	$1,180,000	$1,180,000
Montgomery County Housing Development Corp. Opportunities Commission, Revenue Bonds, Series A, 0.060%, VRD	2,400,000	2,400,000

		3,580,000

Massachusetts—0.8%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds, Series Y, 0.040%, VRD	700,000	700,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		5,955,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.030%, VRD	1,700,000	1,700,000

Minnesota—0.7%
City of Minneapolis MN, (Fairview Health Services Obligated Group), Refunding, Revenue Bonds 0.060%, VRD	1,700,000	1,700,000
Midwest Consortium of Municipal Utilities, (Draw Down-Association Financing Program), Revenue Bonds, Series B, 0.050%, VRD	650,000	650,000
Rochester Minnesota Health Care Facilities, (Mayo Clinic), Revenue Bonds, Series A, 0.050%, VRD	3,100,000	3,100,000

		5,450,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds,
Series A, 0.030%, VRD	1,385,000	1,385,000
Series A, 0.030%, VRD	1,525,000	1,525,000
Series A, 0.060%, VRD	1,845,000	1,845,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$755,000	$755,000
Series B, 0.030%, VRD	1,800,000	1,800,000
Series B, 0.030%, VRD	2,050,000	2,050,000
Series B, 0.060%, VRD	600,000	600,000
Series C, 0.030%, VRD	1,000,000	1,000,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series C, 0.030%, VRD	1,780,000	1,780,000
Series D, 0.030%, VRD	1,900,000	1,900,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	2,350,000	2,350,000
Series F, 0.030%, VRD	1,725,000	1,725,000
Series G, 0.030%, VRD	795,000	795,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Series H, 0.030%, VRD	5,425,000	5,425,000
Series L, 0.030%, VRD	600,000	600,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	900,000	900,000

		33,335,000

Missouri—3.1%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health Credit Group), Revenue Bonds,
Series C-3, 0.050%, VRD	10,000,000	10,000,000
Series C-5, 0.060%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (BJC Healthcare Obligated Group), Revenue Bonds, Series D, 0.060%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.040%, VRD	5,620,000	5,620,000

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	$2,200,000	$2,200,000

		23,615,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.030%, VRD	5,455,000	5,455,000
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.030%, VRD	5,005,000	5,005,000

		10,460,000

Nevada—0.1%
County of Clark Department of Aviation, Revenue Bonds, Series D-2A, 0.070%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.030%, VRD	410,000	410,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—15.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.030%, VRD	10,250,000	10,250,000
Subseries L-4, 0.030%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.050%, VRD	4,790,000	4,790,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.040%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	19,430,000	19,430,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series A-3, 0.050%, VRD	$8,675,000	$8,675,000
Series C6, 0.060%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.060%, VRD	2,400,000	2,400,000
Series BB-5, 0.020%, VRD	8,700,000	8,700,000
Series DD-2, 0.030%, VRD	6,560,000	6,560,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, (Consolidated Edison Co of New York Inc.), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C, 0.030%, VRD	4,350,000	4,350,000
Series C, 0.040%, VRD	5,170,000	5,170,000
Subseries B-3, 0.040%, VRD	13,095,000	13,095,000

		115,510,000

North Carolina—0.6%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.030%, VRD	4,305,000	4,305,000

Ohio—4.4%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds, Series A-R, 0.050%, VRD	9,800,000	9,800,000
Series B-R, 0.050%, VRD	3,040,000	3,040,000
County of Montgomery, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	4,100,000	4,100,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, (Cleveland Clinic Health System Obligated Group), Revenue Bonds, Series D-1, 0.050%, VRD	$3,170,000	$3,170,000
Series F, 0.030%, VRD	4,125,000	4,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		33,925,000

Oregon—0.6%
Clackamas County Hospital Facility Authority, (Legacy Health Obligated Group), Revenue Bonds, Series B, 0.050%, VRD	400,000	400,000
Oregon State Facilities Authority, (PeaceHealth Obligated Group), Refunding, Revenue Bonds, Series A, 0.030%, VRD	4,300,000	4,300,000

		4,700,000

Pennsylvania—6.6%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.050%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.080%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.050%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 0.050%, VRD	5,000,000	5,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.050%, VRD	2,400,000	2,400,000

		50,520,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute Technology), Refunding, Revenue Bonds 0.080%, VRD	$840,000	$840,000

Tennessee—1.5%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.050%, VRD	700,000	700,000
Montgomery County Public Building Authority, Revenue Bonds 0.050%, VRD	3,200,000	3,200,000
0.050%, VRD	7,600,000	7,600,000

		11,500,000

Texas—9.9%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.060%, VRD	12,955,000	12,955,000
City of Houston TX Combined Utility System Revenue First lien, Refunding, Revenue Bonds, Series B-4, 0.050%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.030%, VRD	14,445,000	14,445,000
Harris County Cultural Education Facilities Finance Corp., (Texas Children’s Hospital Obligated Group), Refunding, Revenue Bonds, Series C, 0.030%, VRD	2,000,000	2,000,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds, Series A-1, 0.030%, VRD	5,300,000	5,300,000
Series A-2, 0.030%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.060%, VRD	8,115,000	8,115,000
Lower Neches Valley Authority Industrial Development Corp., (Exxon Capital Ventures Inc.), Refunding, Revenue Bonds 0.040%, VRD	1,000,000	1,000,000
0.040%, VRD	11,130,000	11,130,000
Subseries A-3, 0.030%, VRD	100,000	100,000

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp., (Exxon Mobil Corp.), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$4,400,000	$4,400,000
State of Texas, GO Bonds, Series B-R, 0.050%, VRD	800,000	800,000
Series C, 0.060%, VRD	10,000,000	10,000,000

		75,805,000

Utah—1.2%
City of Murray UT, (IHC Health Services Inc. Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	9,455,000	9,455,000

Virginia—3.0%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), Revenue Bonds,
Series A, 0.070%, VRD	1,800,000	1,800,000
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), Revenue Bonds, Series B, 0.060%, VRD	1,700,000	1,700,000

		22,705,000

Washington—1.2%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.040%, VRD	9,400,000	9,400,000

Wisconsin—2.7%
Public Finance Authority, (WakeMed Obligated Group), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	10,100,000	10,100,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health, Inc.), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		21,115,000
Total municipal bonds (cost—$694,540,000)		694,540,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—9.6%
California—1.3%
San Francisco City & County Public Utilities Commission Power Revenue 0.080%, due 11/16/21	$10,000,000	$10,000,000

Colorado—1.3%
Lower Colorado River Authority 0.100%, due 01/06/22	10,000,000	10,000,000

District of Columbia—0.4%
District Of Columbia 0.080%, due 11/02/21	3,000,000	3,000,000

Florida—1.3%
Florida Local Government Finance Commission 0.060%, due 11/02/21	10,000,000	10,000,000

Minnesota—1.3%
City of Rochester MN 0.100%, due 11/04/21	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—4.0%
Board of Regents of the University of Texas System 0.080%, due 12/02/21	$25,000,000	$25,000,000
0.080%, due 12/02/21	1,350,000	1,350,000
City of Garland TX 0.060%, due 11/17/21	4,000,000	4,000,000

		30,350,000
Total tax-exempt commercial paper (cost—$73,350,000)		73,350,000
Total investments (cost—$767,890,000 which approximates cost for federal income tax purposes)—100.0%		767,890,000

Other assets in excess of liabilities—0.00%†		166,861
Net assets—100.0%		$768,056,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$694,540,000	$—	$694,540,000
Tax-exempt commercial paper	—	73,350,000	—	73,350,000
Total	$—	$767,890,000	$—	$767,890,000

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
BSBY	Bloomberg Short-Term Bank Yield Index
GO	General Obligation
COP	Certificate of Participation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate

SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2021 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$5,119,129,516	$615,254,194	$4,115,269,794	$11,883,261,704	$2,472,687,189	$767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—

Investments, at value
Investments	5,119,130,384	615,250,592	4,115,269,794	11,883,261,704	2,472,687,189	767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—
Cash	2,655,475	537,796	3,250,227	2,971,377	2,103,576	522,166
Receivable for investments sold	—	—	—	—	—	4,445,023
Receivable for interest	535,850	21,936	803,366	3,349,779	215,952	34,663
Receivable from affiliate	—	25,550	—	—	—	—
Total assets	6,361,321,709	782,835,874	8,550,323,387	25,895,482,860	2,782,906,717	772,891,852

Liabilities:
Payable for investments purchased	—	—	121,985,092	505,954,083	—	4,820,087
Payable to affiliate	526,472	—	359,632	965,496	237,444	14,904
Total liabilities	526,472	—	122,344,724	506,919,579	237,444	4,834,991
Net assets, at value	$6,360,795,237	$782,835,874	$8,427,978,663	$25,388,563,281	$2,782,669,273	$768,056,861

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$5,981,315	$407,608	$2,554,182	$7,259,800	$2,622,334	$154,802
Expenses:
Investment advisory and administration fees	3,655,764	363,182	3,857,922	13,569,704	1,723,459	393,249
Trustees’ fees and expenses	25,140	8,725	26,901	72,987	14,956	8,845
Total expenses	3,680,904	371,907	3,884,823	13,642,691	1,738,415	402,094
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(371,907)	(1,709,671)	(7,749,799)	—	(287,492)
Net expenses	3,680,904	—	2,175,152	5,892,892	1,738,415	114,602
Net investment income (loss)	2,300,411	407,608	379,030	1,366,908	883,919	40,200
Net realized gain (loss)	30,021	—	9,171	10,309	—	—
Net change in unrealized appreciation (depreciation)	(576,233)	(26,214)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$1,754,199	$381,394	$388,201	$1,377,217	$883,919	$40,200

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$2,300,411	$25,391,678
Net realized gain (loss)	30,021	(1,170)
Net change in unrealized appreciation (depreciation)	(576,233)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	1,754,199	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(2,464,068,091)	(7,719,748,147)
Net increase (decrease) in net assets	(2,462,313,892)	(7,697,644,749)
Net assets:

Beginning of period	8,823,109,129	16,520,753,878
End of period	$6,360,795,237	$8,823,109,129

	ESG Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$407,608	$575,115
Net realized gain (loss)	—	1,551
Net change in unrealized appreciation (depreciation)	(26,214)	(24,570)
Net increase (decrease) in net assets resulting from operations	381,394	552,096
Net increase (decrease) in net assets from beneficial interest transactions	171,946,390	536,344,294
Net increase (decrease) in net assets	172,327,784	536,896,390
Net assets:

Beginning of period	610,508,090	73,611,700
End of period	$782,835,874	$610,508,090

	Government Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$379,030	$11,209,051
Net realized gain (loss)	9,171	256,465
Net increase (decrease) in net assets resulting from operations	388,201	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(395,102,394)	(8,951,448,030)
Net increase (decrease) in net assets	(394,714,193)	(8,939,982,514)
Net assets:

Beginning of period	8,822,692,856	17,762,675,370
End of period	$8,427,978,663	$8,822,692,856

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$1,366,908	$29,139,827
Net realized gain (loss)	10,309	(2)
Net increase (decrease) in net assets resulting from operations	1,377,217	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(7,288,004,899)	(2,157,669,635)
Net increase (decrease) in net assets	(7,286,627,682)	(2,128,529,810)
Net assets:

Beginning of period	32,675,190,963	34,803,720,773
End of period	$25,388,563,281	$32,675,190,963

	Prime CNAV Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$883,919	$12,383,882
Net realized gain (loss)	—	13,975
Net increase (decrease) in net assets resulting from operations	883,919	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(1,667,622,067)	(3,058,221,326)
Net increase (decrease) in net assets	(1,666,738,148)	(3,045,823,469)
Net assets:

Beginning of period	4,449,407,421	7,495,230,890
End of period	$2,782,669,273	$4,449,407,421

	Tax-Free Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$40,200	$598,064
Net increase (decrease) in net assets resulting from operations	40,200	598,064
Net increase (decrease) in net assets from beneficial interest transactions	(46,208,788)	(1,759,955,281)
Net increase (decrease) in net assets	(46,168,588)	(1,759,357,217)
Net assets:

Beginning of period	814,225,449	2,573,582,666
End of period	$768,056,861	$814,225,449

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.06%[1]	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[2]	0.03%	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of period (000’s)	$6,360,795	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	—%[2]	—%	0.00%[2]
Net investment income (loss)	0.11%[2]	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.06%	0.22%	0.47%
Net assets, end of period (000’s)	$782,836	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.01%[2]	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.00%	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,427,979	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[2]	0.01%	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of period (000’s)	$25,388,563	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%[1]	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[2]	0.03%	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of period (000’s)	$2,782,669	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.03%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[2]	0.01%	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of period (000’s)	$768,057	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

Master Trust

Notes to financial statements (unaudited)

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the US dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Master Trust

Notes to financial statements (unaudited)

At October 31, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services (or related waivers/reimbursements) as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$526,472
ESG Prime Master Fund	(25,550)
Government Master Fund	359,632
Treasury Master Fund	965,496
Prime CNAV Master Fund	237,444
Tax-Free Master Fund	14,904

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$1,709,671
Treasury Master Fund	7,749,799
Tax-Free Master Fund	287,492

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until December 31, 2021. For the period ended October 31, 2021, UBS AM voluntarily waived $371,907 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	4,790,000

Master Trust

Notes to financial statements (unaudited)

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$1,345,456,782	$9,072,253,790
Withdrawals	(3,809,524,873)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(2,464,068,091)	$(7,719,748,147)

ESG Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$740,937,827	$1,132,688,561
Withdrawals	(568,991,437)	(596,344,267)
Net increase (decrease) in beneficial interest	$171,946,390	$536,344,294

Government Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$81,246,315,452	$47,491,220,565
Withdrawals	(81,641,417,846)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(395,102,394)	$(8,951,448,030)

Treasury Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$27,891,228,654	$54,430,506,105
Withdrawals	(35,179,233,553)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(7,288,004,899)	$(2,157,669,635)

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$185,195,878	$5,114,679,407
Withdrawals	(1,852,817,945)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(1,667,622,067)	$(3,058,221,326)

Tax-Free Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$194,596,000	$402,602,443
Withdrawals	(240,804,788)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$(46,208,788)	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$169,000
Gross unrealized depreciation	(168,132)
Net unrealized appreciation (depreciation)	$868

ESG Prime Master Fund

Gross unrealized appreciation	$17,536
Gross unrealized depreciation	(21,138)
Net unrealized appreciation (depreciation)	$(3,602)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of a Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Master Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2022. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (or, with respect to RMA Government Money Market Feeder Fund, funds selected based on utilization as a specialized “sweep fund” product) (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with Select ESG Prime Preferred Feeder Fund’s total expenses and Select ESG Prime Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select ESG Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select ESG Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the RMA Government Money Market Feeder Fund’s Actual Management Fee the lowest in the Expense Group).

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 2 basis points (i.e., 0.02%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by less than 4 basis points (i.e., 0.04%) and 1 basis point (i.e., 0.01%), respectively, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2021 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2021. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select ESG Prime Institutional Feeder Fund and the Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception, and the performance of the Select ESG Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-year period and at the corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) It was noted that each fund commenced operations in January 2020.

Management explained that the Select ESG Prime Investor Feeder Fund’s relative underperformance was largely attributed to the exceptionally low interest rate environment and the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select ESG Prime Investor Feeder Fund was compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select ESG Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select ESG Prime Investor Feeder Fund’s performance was below the Performance Group median by 3 basis points (i.e., 0.03%) for the one-year period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

since inception, except for the one-year period when performance of the Prime Investor Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 2 basis points (i.e., 0.02%) for the one-year period.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, except for the one-year period when the Tax-Free Reserves Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the third quintile in the one-year period. The Board noted the improved relative performance of the Tax-Free Investor Feeder Fund over prior periods.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1662

UBS Preferred Funds

Semiannual Report  |  October 31, 2021

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Funds’ yields were also low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.01% on October 31, 2021, versus 0.03% as of April 30, 2021.

•	UBS Select ESG Prime Preferred Fund: 0.07% on October 31, 2021, versus 0.08% on April 30, 2021.

•	UBS Select Government Preferred Fund: 0.01% as of October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Select Treasury Preferred Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Prime Preferred Fund: 0.01% on October 31, 2021, versus 0.02% as of April 30, 2021.

•	UBS Tax-Free Preferred Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%, respectively. Economic activity then moderated as consumer

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

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UBS Preferred Funds

spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States... Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal fund rate.

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 49 days. By the end of the period on October 31, 2021, the Master Fund’s WAM was 53 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we modestly increased the Master Fund’s exposures to repurchase agreements, commercial paper and certificates of deposit. Conversely, we decreased its allocation to time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Preferred Fund invests was 51 days when the reporting period began. It was 53 days at period-end on October 31, 2021. At the security level, we increased the Master Fund’s exposures to commercial paper and certificates of deposit. In contrast, we decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 34 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2021, it was 32 days. At the security level, we meaningfully increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we significantly reduced its allocation to direct US Treasury obligations and, to a lesser extent, US government agency obligations.

2

UBS Preferred Funds

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 43 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 33 days. At the security level, we meaningly increased the Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 53 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 58 days. Over the review period, we increased the Master Fund’s exposures to commercial paper, certificates of deposit and time deposits. Conversely, we decreased its exposure to repurchase agreements.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was 10 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and slightly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

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UBS Preferred Funds

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value[2] October 31, 2021	Expenses paid during period[3] 05/01/21 to 10/31/21	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,000.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,000.40	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS Prime Preferred Fund
Actual	$1,000.00	$1,000.10	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.03)
Seven-day effective yield before fee waivers[1]	(0.03)
Weighted average maturity[2]	53 days

UBS Select ESG Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.07%
Seven-day effective yield after fee waivers[1]	0.07
Seven-day current yield before fee waivers[1]	(0.07)
Seven-day effective yield before fee waivers[1]	(0.07)
Weighted average maturity[2]	53 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.11)
Weighted average maturity[2]	32 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.12)
Weighted average maturity[2]	33 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.04)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.03)
Weighted average maturity[2]	58 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.13)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.13)
Weighted average maturity[2]	7 days
Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax- Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2021 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$1,335,632,426	$622,571,780
Investments in Master Fund, at value	1,335,448,792	622,550,595
Receivable from affiliate	—	—
Total assets	1,335,448,792	622,550,595

Liabilities:
Dividends payable to shareholders	13,731	35,924
Payable to affiliate	35,981	7,594
Total liabilities	49,712	43,518
Net assets	$1,335,399,080	$622,507,077
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,335,202,201; 622,207,319; 3,919,369,912; 12,581,854,345; 649,000,397 and 28,347,376 outstanding, respectively	$1,335,577,047	$622,528,070
Distributable earnings (accumulated losses)	(177,967)	(20,993)
Net assets	$1,335,399,080	$622,507,077
Net asset value per share	$1.0001	$1.0005

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$3,919,362,884	$12,581,893,212	$649,020,782	$28,331,786
3,919,362,884	12,581,893,212	649,020,782	28,331,786
98,560	68,176	—	15,849
3,919,461,444	12,581,961,388	649,020,782	28,347,635

32,957	102,249	6,435	259
—	—	11,732	—
32,957	102,249	18,167	259
$3,919,428,487	$12,581,859,139	$649,002,615	$28,347,376
$3,919,369,912	$12,581,854,345	$649,000,397	$28,347,331
58,575	4,794	2,218	45
$3,919,428,487	$12,581,859,139	$649,002,615	$28,347,376
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

11

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$1,174,214	$304,030
Expenses allocated from Master Fund	(725,048)	(278,272)
Expense waiver allocated from Master Fund	—	278,272
Net investment income allocated from Master Fund	449,166	304,030
Expenses:
Administration fees	569,575	214,260
Trustees’ fees	10,422	8,280
	579,997	222,540
Fee waivers and/or expense reimbursements by administrator	(292,710)	(111,301)
Net expenses	287,287	111,239
Net investment income (loss)	161,879	192,791
Net realized gain (loss) allocated from Master Fund	5,860	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(113,767)	(21,878)
Net increase (decrease) in net assets resulting from operations	$53,972	$170,913

12

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$1,183,915	$3,797,600	$727,299	$6,423
(1,802,775)	(7,259,541)	(481,428)	(16,444)
799,137	4,189,481	—	11,668
180,277	727,540	245,871	1,647

1,426,487	5,777,638	376,108	6,233
15,853	36,867	9,008	6,926
1,442,340	5,814,505	385,116	13,159
(1,442,340)	(5,813,705)	(206,035)	(13,159)
—	800	179,081	—
180,277	726,740	66,790	1,647
4,033	4,795	—	—
—	—	—	—
$184,310	$731,535	$66,790	$1,647

See accompanying notes to financial statements and the attached Master Trust financial statements

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$161,879	$3,206,660
Net realized gain (loss) allocated from Master Fund	5,860	(193)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(113,767)	(537,497)
Net increase (decrease) in net assets resulting from operations	53,972	2,668,970
Total distributions	(161,879)	(3,226,081)
Net increase (decrease) in net assets from beneficial interest transactions	(261,025,212)	(1,322,203,233)
Net increase (decrease) in net assets	(261,133,119)	(1,322,760,344)
Net assets:

Beginning of period	1,596,532,199	2,919,292,543
End of period	$1,335,399,080	$1,596,532,199

	UBS Select ESG Prime Preferred Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$192,791	$158,305
Net realized gain (loss) allocated from Master Fund	—	416
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(21,878)	(4,998)
Net increase (decrease) in net assets resulting from operations	170,913	153,723
Total distributions	(192,792)	(158,528)
Net increase (decrease) in net assets from beneficial interest transactions	222,457,026	392,639,810
Net increase (decrease) in net assets	222,435,147	392,635,005
Net assets:

Beginning of period	400,071,930	7,436,925
End of period	$622,507,077	$400,071,930

See accompanying notes to financial statements and the attached Master Trust financial statements

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$180,277	$4,299,442
Net realized gain (loss) allocated from Master Fund	4,033	132,423
Net increase (decrease) in net assets resulting from operations	184,310	4,431,865
Total distributions	(180,278)	(4,423,318)
Net increase (decrease) in net assets from beneficial interest transactions	(169,267,245)	(5,865,094,589)
Net increase (decrease) in net assets	(169,263,213)	(5,865,086,042)
Net assets:

Beginning of period	4,088,691,700	9,953,777,742
End of period	$3,919,428,487	$4,088,691,700

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$726,740	$10,436,525
Net realized gain (loss) allocated from Master Fund	4,795	(1)
Net increase (decrease) in net assets resulting from operations	731,535	10,436,524
Total distributions	(726,740)	(10,436,525)
Net increase (decrease) in net assets from beneficial interest transactions	(6,353,111,362)	3,010,044,347
Net increase (decrease) in net assets	(6,353,106,567)	3,010,044,346
Net assets:

Beginning of period	18,934,965,706	15,924,921,360
End of period	$12,581,859,139	$18,934,965,706

See accompanying notes to financial statements and the attached Master Trust financial statements

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$66,790	$1,652,429
Net realized gain (loss) allocated from Master Fund	—	2,218
Net increase (decrease) in net assets resulting from operations	66,790	1,654,647
Total distributions	(66,790)	(1,668,207)
Net increase (decrease) in net assets from beneficial interest transactions	(772,884,456)	160,657,155
Net increase (decrease) in net assets	(772,884,456)	160,643,595
Net assets:

Beginning of period	1,421,887,071	1,261,243,476
End of period	$649,002,615	$1,421,887,071

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$1,647	$35,443
Net increase (decrease) in net assets resulting from operations	1,647	35,443
Total distributions	(1,647)	(35,443)
Net increase (decrease) in net assets from beneficial interest transactions	(7,543,711)	(244,351,518)
Net increase (decrease) in net assets	(7,543,711)	(244,351,518)
Net assets:

Beginning of period	35,891,087	280,242,605
End of period	$28,347,376	$35,891,087

See accompanying notes to financial statements and the attached Master Trust financial statements

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0002	$1.0005	$1.0001	$1.0001	$1.0002	$1.0000
Net investment income (loss)	0.0001	0.0013	0.0186	0.0226	0.0137	0.0061
Net realized and unrealized gain (loss)	(0.0001)	(0.0003)	0.0004	(0.0000)[1]	(0.0001)	0.0011
Net increase (decrease) from operations	0.0000 [1]	0.0010	0.0190	0.0226	0.0136	0.0072
Dividends from net investment income	(0.0001)	(0.0013)	(0.0186)	(0.0226)	(0.0137)	(0.0061)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0009)
Total dividends and distributions	(0.0001)	(0.0013)	(0.0186)	(0.0226)	(0.0137)	(0.0070)
Net asset value, end of period	$1.0001	$1.0002	$1.0005	$1.0001	$1.0001	$1.0002
Total investment return[2]	0.00%	0.10%	1.92%	2.28%	1.37%	0.72%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.12%	0.08%	0.13%
Net investment income (loss)[3]	0.02%[4]	0.15%	1.87%	2.29%	1.40%	0.44%
Supplemental data:
Net assets, end of period (000’s)	$1,335,399	$1,596,532	$2,919,293	$2,751,367	$1,732,540	$599,760

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0005	$1.0007	$1.0000
Net investment income (loss)	0.0003	0.0018	0.0038
Net realized and unrealized gain (loss)	—	(0.0002)	0.0007
Net increase (decrease) from operations	0.0003	0.0016	0.0045
Dividends from net investment income	(0.0003)	(0.0018)	(0.0038)
Distributions from net realized gains	—	(0.0000)[2]	—
Total dividends and distributions	(0.0003)	(0.0018)	(0.0038)
Net asset value, end of period	$1.0005	$1.0005	$1.0007
Total investment return[3]	0.04%	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.04%[5]	0.04%	0.04%[5]
Net investment income (loss)[4]	0.07%[5]	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$622,507	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 28, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.001	0.017	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.001	0.017	0.020	0.010	0.003
Dividends from net investment income	(0.000)[2]	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.06%	1.70%	2.05%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.06%[5]	0.13%	0.14%	0.14%	0.14%	0.09%[5]
Net investment income (loss)[4]	0.01%[5]	0.07%	1.57%	2.03%	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,919,428	$4,088,692	$9,953,778	$3,609,757	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.017	0.020	0.010	0.003
Net realized gain (loss)	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.017	0.020	0.010	0.003
Dividends from net investment income	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.06%	1.66%	2.06%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.04%[4]	0.11%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.01%[4]	0.07%	1.50%	2.00%	1.04%	0.36%
Supplemental data:
Net assets, end of period (000’s)	$12,581,859	$18,934,966	$15,924,921	$5,627,247	$9,248,153	$10,356,105

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.018	0.023	0.013	0.006
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.018	0.023	0.013	0.006
Dividends from net investment income	(0.000)[1]	(0.001)	(0.018)	(0.023)	(0.013)	(0.006)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.001)	(0.018)	(0.023)	(0.013)	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.13%	1.86%	2.23%	1.28%	0.58%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.01%[4]	0.14%	1.72%	2.21%	1.25%	0.62%
Supplemental data:
Net assets, end of period (000’s)	$649,003	$1,421,887	$1,261,243	$554,709	$403,597	$502,930

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.012	0.013	0.009	0.004
Net realized gain (loss)	—	—	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.012	0.013	0.009	0.004
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.012)	(0.013)	(0.009)	(0.004)
Distributions from net realized gains	—	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.012)	(0.013)	(0.009)	(0.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.02%	1.19%	1.34%	0.87%	0.42%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.03%[4]	0.12%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.01%[4]	0.03%	1.12%	1.28%	0.89%	0.53%
Supplemental data:
Net assets, end of period (000’s)	$28,347	$35,891	$280,243	$406,314	$1,263,859	$899,845

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

22

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (20.99% for Prime Preferred Fund, 79.52% for ESG Prime Preferred Fund, 46.51% for Government Preferred Fund, 49.56% for Treasury Preferred Fund, 23.32% for Prime CNAV Preferred Fund, and 3.69% for Tax-Free Preferred Fund at October 31, 2021).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2021, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2021, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Preferred Fund	$93,751
ESG Prime Preferred Fund	42,901
Government Preferred Fund	263,697
Treasury Preferred Fund	825,002
Prime CNAV Preferred Fund	51,677
Tax-Free Preferred Fund	2,066

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2021, UBS AM owed the Funds the following, representing reductions in administration fees for independent trustees’ fees and expenses:

Fund
Prime Preferred Fund	10,422
ESG Prime Preferred Fund	8,280
Government Preferred Fund	15,853
Treasury Preferred Fund	36,868
Prime CNAV Preferred Fund	9,008
Tax-Free Preferred Fund	6,927

25

UBS Preferred Funds

Notes to financial statements (unaudited)

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2022 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2021, UBS AM owed the Funds and for the period ended October 31, 2021, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$46,875	$290,004
ESG Prime Preferred Fund	27,027	111,301
Government Preferred Fund	131,848	721,221
Treasury Preferred Fund	412,501	2,907,217
Prime CNAV Preferred Fund	25,838	192,563
Tax-Free Preferred Fund	1,033	6,580

In addition, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2021, and for the period ended October 31, 2021, UBS AM voluntarily waived/reimbursed the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived/ reimbursed by UBS AM
Prime Preferred Fund	$473	$2,706
Government Preferred Fund	214,556	721,119
Treasury Preferred Fund	443,809	2,906,488
Prime CNAV Preferred Fund	5,099	13,472
Tax-Free Preferred Fund	9,955	6,579

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2021 and April 30, 2021 were as follows:

Prime Preferred Fund

For the six months ended October 31, 2021:
	Shares	Amount
Shares sold	1,128,915,409	$1,129,157,111
Shares repurchased	(1,390,063,826)	(1,390,380,053)
Dividends reinvested	197,691	197,730
Net increase (decrease)	(260,950,726)	$(261,025,212)

For the year ended April 30, 2021:
	Shares	Amount
Shares sold	4,833,018,729	$4,834,744,587
Shares repurchased	(6,158,640,546)	(6,160,769,475)
Dividends reinvested	3,820,016	3,821,655
Net increase (decrease)	(1,321,801,801)	$(1,322,203,233)

26

UBS Preferred Funds

Notes to financial statements (unaudited)

ESG Prime Preferred Fund

For the six months ended October 31, 2021:
	Shares	Amount
Shares sold	728,762,062	$729,137,269
Shares repurchased	(506,575,623)	(506,832,778)
Dividends reinvested	152,459	152,535
Net increase (decrease)	222,338,898	$222,457,026

For the year ended April 30, 2021:
	Shares	Amount
Shares sold	569,523,852	$569,816,703
Shares repurchased	(177,213,823)	(177,303,716)
Dividends reinvested	126,758	126,823
Net increase (decrease)	392,436,787	$392,639,810

Government Preferred Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	79,734,283,036	151,039,929,375
Shares repurchased	(79,903,648,846)	(156,908,575,455)
Dividends reinvested	98,565	3,551,491
Net increase (decrease) in shares outstanding	(169,267,245)	(5,865,094,589)

Treasury Preferred Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	28,265,534,677	87,847,403,994
Shares repurchased	(34,619,329,851)	(84,848,189,244)
Dividends reinvested	683,812	10,829,597
Net increase (decrease) in shares outstanding	(6,353,111,362)	3,010,044,347

Prime CNAV Preferred Fund
	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	59,208,789	3,726,373,031
Shares repurchased	(832,169,844)	(3,567,882,356)
Dividends reinvested	76,599	2,166,480
Net increase (decrease) in shares outstanding	(772,884,456)	160,657,155

27

UBS Preferred Funds

Notes to financial statements (unaudited)

Tax-Free Preferred Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	1,600,001	60,676,979
Shares repurchased	(9,145,369)	(305,167,663)
Dividends reinvested	1,657	139,166
Net increase (decrease) in shares outstanding	(7,543,711)	(244,351,518)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2021 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Preferred Fund	$—	$3,226,081	$—
UBS Select ESG Prime Preferred Fund	—	158,528	—
UBS Select Government Preferred Fund	—	4,423,318	—
UBS Select Treasury Preferred Fund	—	10,436,525	—
UBS Prime CNAV Preferred Fund	—	1,668,207	—
UBS Tax-Free Preferred Fund	35,443	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2022.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for the ESG Prime Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Preferred Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

31

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value October 31, 2021	Expenses paid during period 05/01/21 to 10/31/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.60	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

32

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Japan	11.5
Canada	9.0
France	6.9
Germany	6.7
Total	51.4%

Portfolio composition[2]
Commercial paper	65.2%
Repurchase agreements	19.5
Certificates of deposit	10.2
Time deposits	5.1
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.1%
Japan	10.7
Canada	8.0
Singapore	7.2
Sweden	5.7
Total	55.7%

Portfolio composition[2]
Commercial paper	67.7%
Repurchase agreements	21.3
Certificates of deposit	6.4
Time deposits	4.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
Repurchase agreements	52.6%
U.S. government agency obligations	29.3
U.S. Treasury obligations	19.5
Liabilities in excess of other assets	(1.4)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	33 days

Portfolio composition[2]
Repurchase agreements	55.2%
U.S. Treasury obligations	46.8
Liabilities in excess of other assets	(2.0)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	58 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	12.8
Japan	10.7
France	8.9
Germany	8.4
Total	58.1%

Portfolio composition[2]
Commercial paper	72.0%
Repurchase agreements	11.0
Certificates of deposit	10.0
Time deposits	6.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.4%
Tax-exempt commercial paper	9.6
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.2%
Banking-non-U.S.—9.4%
Bank of Montreal 0.160%, due 04/08/22	$33,000,000	$32,998,965
0.200%, due 07/13/22	19,000,000	18,992,261
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,966,114
MUFG Bank Ltd. 0.140%, due 04/08/22	33,000,000	32,993,362
0.150%, due 01/18/22	35,000,000	35,002,752
Norinchukin Bank 0.150%, due 11/22/21	85,000,000	85,003,964
0.150%, due 02/25/22	42,000,000	41,999,994
0.190%, due 11/05/21	85,000,000	85,001,816
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	32,000,000	32,004,629
Sumitomo Mitsui Banking Corp. 0.160%, due 11/18/21	40,000,000	40,001,843
SOFR + 0.110%, 0.160%, due 04/14/22[1]	33,000,000	33,001,135
0.200%, due 04/27/22	32,000,000	31,993,606
Sumitomo Mitsui Trust Bank Ltd. 0.120%, due 11/17/21	55,000,000	55,001,306
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	16,000,000	16,000,424
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	28,000,000	28,000,000

		600,962,171

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	50,000,000	50,004,836
Total certificates of deposit (cost—$651,000,000)		650,967,007

Commercial paper[2]—65.2%
Asset-backed-miscellaneous—15.3%
Albion Capital Corp. 0.140%, due 01/20/22	33,000,000	32,987,598
0.142%, due 12/23/21	36,466,000	36,458,367
Barton Capital Corp. 0.080%, due 11/04/21	40,000,000	39,999,440
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,400
0.140%, due 02/24/22	26,000,000	25,988,069
0.150%, due 04/12/22	35,500,000	35,470,712
0.180%, due 11/05/21	44,000,000	43,999,358
LMA Americas LLC 0.120%, due 11/30/21	40,000,000	39,996,551
0.150%, due 02/04/22	36,000,000	35,986,966
0.150%, due 02/10/22	23,000,000	22,991,030
0.150%, due 02/14/22	20,300,000	20,291,718
0.160%, due 04/07/22	22,000,000	21,983,084
0.170%, due 11/08/21	20,000,000	19,999,517
0.170%, due 11/10/21	6,000,000	5,999,824

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Nieuw Amsterdam Receivables Corp. BV 0.110%, due 11/12/21	$16,000,000	$15,999,446
Old Line Funding LLC 0.130%, due 01/11/22	82,000,000	81,981,627
0.140%, due 01/24/22	32,000,000	31,990,875
0.150%, due 03/30/22	50,000,000	49,967,700
0.160%, due 02/10/22	30,000,000	29,989,167
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	25,000,000	24,998,926
0.110%, due 12/13/21	45,000,000	44,994,375
0.115%, due 01/06/22	49,000,000	48,989,106
Starbird Funding Corp. 0.100%, due 01/06/22	10,000,000	9,997,777
Thunder Bay Funding LLC 0.160%, due 03/04/22[3]	47,000,000	46,976,312
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	44,000,000	43,999,449
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	43,000,000	43,004,106
Victory Receivables Corp. 0.095%, due 11/02/21	53,812,000	53,811,504
0.115%, due 12/08/21	48,600,000	48,594,654

		972,441,658

Banking-non-U.S.—48.3%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	22,000,000	22,000,373
0.190%, due 11/29/21	31,000,000	30,998,131
0.200%, due 12/21/21	31,000,000	30,996,805
ASB Finance Ltd. 0.170%, due 03/25/22	35,000,000	34,980,277
0.185%, due 04/06/22	39,000,000	38,973,818
0.220%, due 11/24/21	67,000,000	66,996,274
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	41,000,000	41,001,358
0.230%, due 04/07/22	24,750,000	24,736,030
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	71,000,000	70,970,405
Barclays Bank PLC 0.120%, due 11/23/21	63,000,000	62,995,800
0.140%, due 12/14/21	54,700,000	54,692,242
BNZ International Funding Ltd. 0.150%, due 04/01/22	33,000,000	32,979,531
0.170%, due 11/15/21	47,000,000	46,998,424
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	33,000,000	32,999,288
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,993,583
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	37,000,000	36,975,957
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,929,300
0.300%, due 10/21/22	31,000,000	30,905,931

39

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DBS Bank Ltd. 0.100%, due 11/18/21	$36,000,000	$35,997,960
0.145%, due 04/01/22	31,000,000	30,976,528
0.160%, due 11/15/21	40,000,000	39,998,206
Dexia Credit Local SA 0.095%, due 11/02/21	35,000,000	34,999,716
0.105%, due 12/01/21	49,000,000	48,995,957
0.150%, due 03/17/22	65,000,000	64,961,601
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	255,000,000	254,998,258
Erste Finance LLC 0.070%, due 11/04/21	230,000,000	229,996,396
Federation des Caisses Desjardins du Quebec 0.050%, due 11/03/21	60,000,000	59,999,550
0.050%, due 11/04/21	50,000,000	49,999,550
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	34,000,000	33,999,735
Mizuho Bank Ltd. 0.115%, due 12/13/21	30,000,000	29,997,563
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	29,000,000	29,002,665
National Bank of Canada 0.140%, due 02/14/22	36,000,000	35,986,392
0.170%, due 03/25/22	39,000,000	38,974,998
0.175%, due 05/20/22	21,000,000	20,975,369
Nordea Bank Abp 0.090%, due 12/14/21	25,000,000	24,997,445
NRW Bank 0.055%, due 11/05/21	50,000,000	49,999,319
0.060%, due 11/02/21	120,000,000	119,999,066
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	33,000,000	32,973,088
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	31,000,000	31,002,640
0.180%, due 07/01/22	31,000,000	30,951,054
Skandinaviska Enskilda Banken AB 0.170%, due 04/01/22	35,000,000	34,975,445
0.180%, due 11/18/21	45,000,000	44,998,250
0.185%, due 04/18/22	30,000,000	29,974,208
0.200%, due 02/11/22	40,000,000	39,987,167
Societe Generale SA 0.050%, due 11/02/21	73,000,000	72,999,432
0.050%, due 11/05/21	130,000,000	129,998,231
Sumitomo Mitsui Banking Corp. 0.125%, due 11/01/21	42,350,000	42,349,823
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	30,000,000	29,995,967
0.140%, due 02/07/22	63,000,000	62,976,139
0.150%, due 01/28/22	16,000,000	15,995,106
0.170%, due 11/10/21	23,000,000	22,999,571
Svenska Handelsbanken AB 0.130%, due 02/18/22	36,000,000	35,989,360
0.210%, due 12/16/21	35,000,000	34,996,453

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB 0.150%, due 02/23/22	$33,000,000	$32,988,632
Toronto-Dominion Bank 0.060%, due 11/02/21	50,000,000	49,999,555
0.150%, due 03/21/22	25,000,000	24,984,608
0.240%, due 05/05/22	45,000,000	44,956,290
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,956,522
0.205%, due 02/07/22	43,000,000	42,983,473
0.220%, due 05/03/22	44,000,000	43,952,260
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	45,000,000	45,002,576
0.180%, due 12/01/21	45,000,000	44,997,071
0.200%, due 09/09/22	34,000,000	33,915,510
0.270%, due 10/12/22	33,000,000	32,903,981

		3,068,782,213

Banking-U.S.—1.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,958,690
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,980,816

		103,939,506
Total commercial paper (cost—$4,145,129,516)		4,145,163,377

Time deposits—5.1%
Banking-non-U.S.—5.1%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	210,000,000	210,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	63,000,000	63,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	50,000,000	50,000,000
Total time deposits (cost—$323,000,000)		323,000,000

Repurchase agreements—19.5%
Repurchase agreement dated 10/29/21 with Barclays Bank PLC, 0.050% due 11/01/21, collateralized by $208,687,184 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.500% due 05/01/51 to 10/01/51; (value—$204,000,000); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.160% due 11/01/21, collateralized by $317,290,244 various asset-backed convertible bonds, zero coupon to 8.294% due 06/15/22 to 09/25/66; (value—$187,570,549); proceeds: $175,002,333	175,000,000	175,000,000

40

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $111,698,328 various asset-backed convertible bonds, zero coupon to 8.625% due 12/29/21 to 05/15/51; (value—$54,228,913); proceeds: $50,000,833	$50,000,000	$50,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $194,732,100 U.S. Treasury Note, 1.625% due 04/30/23; (value—$200,000,905); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.300% due 11/05/21, collateralized by $171,192,746 various asset-backed convertible bonds, 3.750% to 8.250% due 02/15/23 to 01/31/29; (value—$81,000,000); proceeds: $75,004,375[4]	75,000,000	75,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.300% due 11/05/21, collateralized by $22,888,079 various asset-backed convertible bonds, zero coupon to 8.750% due 11/15/22 to 10/15/45 and $19,616 shares of an equity security; (value—$59,398,052); proceeds: $54,003,150[4]	54,000,000	54,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.400% due 12/03/21, collateralized by $28,304,910 various asset-backed convertible bonds, zero coupon to 5.000% due 02/15/22 to 12/01/50 and $320,100 shares of equity securities; (value—$55,014,440); proceeds: $50,019,444[4]	50,000,000	50,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $685,356,863 Government National Mortgage Association obligations, 3.000% due 08/20/47 to 08/20/49; (value—$204,000,000); proceeds: $200,000,833	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.720% due 02/01/22, collateralized by $219,116,850 various asset-backed convertible bonds, zero coupon to 9.350% due 03/01/22 to 12/31/99 and $3,982 shares of various equity securities; (value—$250,938,518); proceeds: $235,446,500[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,239,000,000)		1,239,000,000
Total investments (cost—$6,358,129,516 which approximates cost for federal income tax purposes)—100.0%		6,358,130,384

Other assets in excess of liabilities—0.00%†		2,664,853
Net assets—100.0%		$6,360,795,237

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$650,967,007	$—	$650,967,007
Commercial paper	—	4,145,163,377	—	4,145,163,377
Time deposits	—	323,000,000	—	323,000,000
Repurchase agreements	—	1,239,000,000	—	1,239,000,000
Total	$—	$6,358,130,384	$—	$6,358,130,384

At October 31, 2021, there were no transfers in or out of Level 3.

41

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

42

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—6.4%
Banking-non-U.S.—6.0%
Bank of Montreal 0.160%, due 04/08/22	$4,000,000	$3,999,874
0.200%, due 06/23/22	3,000,000	2,999,287
MUFG Bank Ltd. 0.140%, due 04/08/22	2,000,000	1,999,598
Norinchukin Bank 0.110%, due 11/29/21	5,000,000	5,000,129
0.150%, due 11/22/21	6,000,000	6,000,280
0.190%, due 11/05/21	3,000,000	3,000,064
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/24/22	5,000,000	4,999,393
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	2,000,000	2,000,289
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	5,000,000	5,000,119
SOFR + 0.110%, 0.160%, due 04/14/22[1]	4,000,000	4,000,137
0.200%, due 04/27/22	4,000,000	3,999,201
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.134%, due 11/17/21[1]	2,000,000	2,000,074
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	2,000,000	2,000,000

		46,998,445

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	3,000,000	3,000,290
Total certificates of deposit (cost—$50,000,000)		49,998,735

Commercial paper[2]—67.7%
Asset-backed-miscellaneous—25.5%
Albion Capital Corp. 0.140%, due 01/20/22	4,000,000	3,998,497
Atlantic Asset Securitization LLC 0.060%, due 11/01/21	1,500,000	1,499,990
SOFR + 0.070%, 0.120%, due 03/30/22[1,3]	10,000,000	10,000,000
Barton Capital SA 0.070%, due 11/01/21	15,000,000	14,999,897
Chariot Funding LLC 0.095%, due 11/16/21	13,000,000	12,999,402
Fairway Finance Corp. 0.135%, due 02/22/22	5,500,000	5,497,519
0.140%, due 02/24/22	2,000,000	1,999,082
0.150%, due 04/12/22	5,000,000	4,995,875
0.180%, due 11/05/21	3,000,000	2,999,956
0.180%, due 11/15/21	2,750,000	2,749,882
Gotham Funding Corp. 0.100%, due 01/05/22	10,000,000	9,997,677

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.115%, due 11/08/21	$5,000,000	$4,999,897
LMA Americas LLC 0.120%, due 11/30/21	2,000,000	1,999,827
0.150%, due 02/04/22	4,000,000	3,998,552
0.150%, due 02/10/22	3,000,000	2,998,830
0.170%, due 11/10/21	1,750,000	1,749,949
Manhattan Asset Funding Co. LLC 0.095%, due 11/08/21	14,000,000	13,999,662
Nieuw Amsterdam Receivables Corp. 0.095%, due 11/12/21	12,000,000	11,999,585
0.110%, due 11/12/21	4,000,000	3,999,861
Old Line Funding LLC 0.120%, due 01/20/22	10,000,000	9,997,349
0.130%, due 01/11/22	2,000,000	1,999,552
0.140%, due 01/24/22	3,000,000	2,999,144
0.160%, due 02/23/22	4,000,000	3,998,323
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	3,000,000	2,999,871
0.110%, due 12/13/21	6,000,000	5,999,250
0.110%, due 12/16/21	9,000,000	8,998,776
Starbird Funding Corp. 0.060%, due 11/01/21	28,000,000	27,999,809
Thunder Bay Funding LLC 0.140%, due 01/10/22	5,000,000	4,998,996
0.160%, due 03/04/22[3]	5,000,000	4,997,480
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	2,000,000	1,999,975
Victory Receivables Corp. 0.095%, due 11/02/21	5,000,000	4,999,954

		199,472,419

Banking-non-U.S.—39.4%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	1,000,000	1,000,017
0.190%, due 11/29/21	2,000,000	1,999,879
0.200%, due 12/21/21	2,000,000	1,999,794
ASB Finance Ltd. 0.090%, due 11/10/21	5,000,000	4,999,887
0.185%, due 04/06/22	3,000,000	2,997,986
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,987,344
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	3,000,000	3,000,099
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	4,000,000	3,998,333
0.140%, due 03/09/22	4,000,000	3,998,151
Barclays Bank PLC 0.120%, due 11/23/21	8,000,000	7,999,467
0.130%, due 11/12/21	8,000,000	7,999,754
0.140%, due 12/14/21	6,000,000	5,999,149
BNZ International Funding Ltd.
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	4,000,000	3,999,914

43

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	$2,500,000	$2,498,375
0.240%, due 05/04/22	2,500,000	2,497,598
Commonwealth Bank of Australia 0.265%, due 10/14/22	3,000,000	2,991,162
0.300%, due 10/21/22	4,000,000	3,987,862
DBS Bank Ltd. 0.130%, due 02/01/22	3,000,000	2,998,797
0.140%, due 12/21/21	3,000,000	2,999,536
0.145%, due 04/01/22	4,000,000	3,996,971
0.160%, due 11/15/21	2,500,000	2,499,888
DBS Group Holdings Ltd. 0.220%, due 04/01/22	7,000,000	6,995,359
Dexia Credit Local SA 0.105%, due 12/01/21	6,000,000	5,999,505
0.150%, due 03/17/22	8,000,000	7,995,274
Erste Finance LLC 0.070%, due 11/04/21	25,000,000	24,999,608
Kreditanstalt fuer Wiederaufbau 0.200%, due 01/26/22	2,000,000	1,999,510
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	3,500,000	3,499,973
0.115%, due 11/08/21	4,000,000	3,999,921
National Australia Bank Ltd. 0.100%, due 01/18/22	7,000,000	6,998,567
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	3,000,000	3,000,276
National Bank of Canada 0.140%, due 02/14/22	4,000,000	3,998,488
0.140%, due 02/15/22	4,000,000	3,998,474
0.170%, due 03/25/22	3,300,000	3,297,884
0.170%, due 05/20/22	4,000,000	3,995,308
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/03/22	3,000,000	2,998,876
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	4,000,000	4,000,341
0.180%, due 07/01/22	4,000,000	3,993,684
0.210%, due 12/08/21	2,000,000	1,999,816
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,995,157
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/21	6,000,000	5,999,837
0.150%, due 12/20/21	3,000,000	2,999,666
0.160%, due 11/09/21	3,000,000	2,999,936
0.185%, due 04/18/22	4,000,000	3,996,561
0.200%, due 12/10/21	2,500,000	2,499,784
0.200%, due 02/11/22	1,000,000	999,679
0.210%, due 01/05/22	2,000,000	1,999,679
Societe Generale SA 0.050%, due 11/05/21	10,000,000	9,999,864
Sumitomo Mitsui Trust Bank Ltd. 0.125%, due 12/02/21	6,000,000	5,999,541
0.140%, due 02/07/22	8,000,000	7,996,970
0.150%, due 01/28/22	4,000,000	3,998,777
Svenska Handelsbanken AB 0.095%, due 11/05/21	5,000,000	4,999,932

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
0.110%, due 11/22/21	$3,000,000	$2,999,860
0.130%, due 02/18/22	4,000,000	3,998,818
0.160%, due 02/18/22	3,000,000	2,999,113
0.170%, due 11/19/21	1,800,000	1,799,927
0.210%, due 12/16/21	2,000,000	1,999,797
Swedbank AB 0.150%, due 02/23/22	4,000,000	3,998,622
Toronto-Dominion Bank 0.060%, due 11/02/21	15,000,000	14,999,867
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	2,000,000	2,000,206
0.240%, due 05/05/22	3,000,000	2,997,086
United Overseas Bank Ltd. 0.100%, due 11/16/21	8,000,000	7,999,672
0.165%, due 06/01/22	4,000,000	3,995,031
0.190%, due 02/07/22	3,000,000	2,998,847
0.220%, due 05/03/22	3,000,000	2,996,745
Westpac Banking Corp. 0.180%, due 11/15/21	2,000,000	1,999,934
0.185%, due 11/18/21	2,000,000	1,999,922
0.195%, due 09/07/22	4,500,000	4,488,928
0.270%, due 10/12/22	4,000,000	3,988,361
Westpac Securities NZ Ltd. 0.130%, due 02/07/22	7,825,000	7,823,090
0.200%, due 11/15/21	2,000,000	1,999,934

		308,789,970

Banking-U.S.—2.8%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	2,000,000	2,000,000
0.215%, due 01/03/22	1,500,000	1,499,780
Collateralized Commercial Paper FLEX Co. LLC 0.160%, due 01/20/22	2,000,000	1,999,424
0.180%, due 04/08/22	2,000,000	1,998,372
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/22/22	2,000,000	1,999,104
0.200%, due 05/20/22	4,000,000	3,994,993
Cooperatieve Rabobank UA 0.150%, due 11/10/21	3,000,000	2,999,930
0.160%, due 05/06/22	3,000,000	2,998,016
0.170%, due 11/29/21	2,500,000	2,499,849

		21,989,468
Total commercial paper (cost—$530,254,194)		530,251,857

Time deposit—4.5%
Banking-non-U.S.—4.5%
Mizuho Bank Ltd. 0.070%, due 11/01/21 (cost—$35,000,000)	35,000,000	35,000,000

44

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—21.3%
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.400% due 12/03/21, collateralized by $1,075,000 asset-backed convertible bonds, 3.375% due 08/15/26; (value—$1,100,733); proceeds: $1,000,389[4]	$1,000,000	$1,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $162,651,200 U.S. Treasury Notes, 2.125% due 9/30/24; (value—$169,320,061); proceeds: $166,000,692	166,000,000	166,000,000
Total repurchase agreements (cost—$167,000,000)		167,000,000
Total investments (cost—$782,254,194 which approximates cost for federal income tax purposes)—99.9%		782,250,592

Other assets in excess of liabilities—0.1%		585,282
Net assets—100.0%		$782,835,874

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$49,998,735	$—	$49,998,735
Commercial paper	—	530,251,857	—	530,251,857
Time deposit	—	35,000,000	—	35,000,000
Repurchase agreements	—	167,000,000	—	167,000,000
Total	$—	$782,250,592	$—	$782,250,592

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $35,998,308, represented 4.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

45

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. government agency obligations—29.3%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,977,110
SOFR + 0.013%, 0.063%, due 11/01/21[2]	62,000,000	61,999,999
0.070%, due 08/10/22	37,000,000	36,999,726
0.070%, due 08/19/22	40,000,000	39,997,271
SOFR + 0.025%, 0.075%, due 11/01/21[2]	77,000,000	77,000,000
SOFR + 0.025%, 0.075%, due 11/01/21[2]	28,000,000	28,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	15,000,000	15,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	6,000,000	6,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	42,000,000	42,000,000
SOFR + 0.035%, 0.085%, due 11/01/21[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2,3]	40,000,000	40,000,000
SOFR + 0.050%, 0.100%, due 11/01/21[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.105%, due 11/01/21[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	2,000,000	2,000,000
Federal Home Loan Bank 0.030%, due 12/22/21[1]	75,000,000	74,996,813
0.040%, due 11/12/21	80,000,000	79,999,979
0.040%, due 11/24/21[1]	83,000,000	82,997,879
0.042%, due 12/15/21[1]	82,000,000	81,995,791
0.043%, due 01/05/22[1]	81,000,000	80,993,711
0.043%, due 01/12/22[1]	80,000,000	79,993,120
0.045%, due 02/01/22	60,000,000	59,999,844
0.050%, due 03/17/22	37,000,000	36,998,386
0.056%, due 04/22/22[1]	79,000,000	78,978,863
SOFR + 0.010%, 0.060%, due 11/01/21[2]	510,000,000	510,000,000
SOFR + 0.010%, 0.060%, due 10/07/22[2]	100,000,000	100,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.140%, due 11/01/21[2]	46,000,000	46,000,000
SOFR + 0.150%, 0.200%, due 11/01/21[2]	116,000,000	116,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.145%, due 11/01/21[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.150%, due 11/01/21[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.240%, due 11/01/21[2]	115,000,000	115,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.180%, 0.230%, due 11/01/21[2]	$115,000,000	$115,000,000
Total U.S. government agency obligations (cost—$2,474,428,492)		2,474,428,492

U.S. Treasury obligations—19.5%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	76,000,000	75,993,719
0.046%, due 01/11/22[1]	94,080,000	94,071,650
0.051%, due 02/01/22[1]	81,000,000	80,989,650
0.056%, due 03/01/22[1]	82,000,000	81,985,092
U.S. Treasury Bills 0.030%, due 11/26/21[1]	48,000,000	47,999,000
0.036%, due 12/02/21[1]	78,000,000	77,997,649
0.036%, due 12/23/21[1]	10,000,000	9,999,494
0.036%, due 12/30/21[1]	83,000,000	82,995,239
0.046%, due 03/24/22[1]	73,000,000	72,986,951
0.049%, due 12/07/21[1]	79,000,000	78,996,169
0.051%, due 11/30/21[1]	38,000,000	37,998,469
0.051%, due 12/28/21[1]	21,000,000	20,998,338
0.051%, due 02/10/22[1]	87,000,000	86,987,796
0.051%, due 02/17/22[1]	77,000,000	76,988,450
0.051%, due 02/24/22[1]	80,000,000	79,987,222
0.051%, due 03/31/22[1]	83,000,000	82,982,708
0.056%, due 02/03/22[1]	85,000,000	84,987,793
0.056%, due 03/03/22[1]	80,000,000	79,985,089
0.061%, due 04/28/22[1]	82,000,000	81,975,674
0.080%, due 08/11/22[1]	35,000,000	34,978,402
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/02/21[2]	49,000,000	49,000,000
0.125%, due 08/31/22	39,000,000	39,014,203
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	70,000,000	70,003,840
1.500%, due 09/15/22	53,000,000	53,653,247
1.875%, due 01/31/22	38,000,000	38,172,301
1.875%, due 02/28/22	19,000,000	19,113,157
Total U.S. Treasury obligations (cost—$1,640,841,302)		1,640,841,302

Repurchase agreements—52.6%
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $992,500 U.S. Treasury Bond, 1.375% due 08/15/50 and $2,971,910,400 U.S. Treasury Notes, 0.250% to 1.625% due 04/30/23 to 08/31/26; (value—$2,950,012,333); proceeds: $2,950,012,292	2,950,000,000	2,950,000,000

46

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $816,100 U.S Treasury Bill, zero coupon due 01/20/22 and $181,562,100 U.S. Treasury Note, 2.500% due 01/15/22; (value—$184,620,035); proceeds: $181,000,151	$181,000,000	$181,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $842,184 Federal Home Loan Mortgage Corp. obligation, 2.500% due 09/01/51 and $522,564,075 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/31 to 10/01/51; (value—$510,000,000); proceeds: $500,002,083	500,000,000	500,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $199,055,000 Federal Home Loan Bank obligations, 0.680% to 4.150% due 02/24/26 to 06/01/38; (value—$204,002,086); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/01/21, collateralized by $21,474,300 Federal Home Loan Mortgage Corp. obligations, 2.274% to 6.000% due 05/01/27 to 09/01/51 and $229,494,603 Federal National Mortgage Association obligations, 1.500% to 6.000% due 11/01/26 to 10/01/51 (value—$204,000,000); proceeds: $200,001,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.190% due 01/27/22, collateralized by $221,514,810 Federal Home Loan Mortgage Corp. obligations, 0.030% to 14.774% due 08/15/33 to 10/15/61 and $723,870,752 Federal National Mortgage Association obligations, 2.500% to 5.961% due 04/25/36 to 10/25/51; (value—$103,000,000); proceeds: $100,047,500[4]	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with MUFG Securities Americas, Inc., 0.060% due 12/03/21, collateralized by $131,881,933 Federal Home Loan Mortgage Corp. obligations, 1.250% to 3.650% due 02/25/23 to 04/25/51 and $91,406,166 Federal National Mortgage Association obligations, 2.988% to 4.500% due 10/25/23 to 09/25/49 and $75,538,600 Government National Mortgage Association obligations, 1.500% to 2.000% due 02/20/51 to 03/16/62; (value—$204,000,000); proceeds: $200,011,667[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Toronto-Dominion Bank, 0.050% due 11/01/21, collateralized by $217,428,422 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/26 to 09/01/51 and $9,473,383 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/45 to 07/20/51; (value—$102,000,000); proceeds: $100,000,417	100,000,000	100,000,000
Total repurchase agreements (cost—$4,431,000,000)		4,431,000,000
Total investments (cost—$8,546,269,794 which approximates cost for federal income tax purposes)—101.4%		8,546,269,794

Liabilities in excess of other assets—(1.4)%		(118,291,131)
Net assets—100.0%		$8,427,978,663

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

47

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$2,474,428,492	$—	$2,474,428,492
U.S. Treasury obligations	—	1,640,841,302	—	1,640,841,302
Repurchase agreements	—	4,431,000,000	—	4,431,000,000
Total	$—	$8,546,269,794	$—	$8,546,269,794

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

48

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—46.8%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	$464,000,000	$463,961,656
0.046%, due 01/04/22[1]	45,590,000	45,586,353
0.046%, due 01/11/22[1]	220,000,000	219,980,475
0.046%, due 01/18/22[1]	230,000,000	229,977,575
0.051%, due 02/01/22[1]	232,000,000	231,970,356
0.056%, due 03/01/22[1]	256,000,000	255,953,458
U.S. Treasury Bills 0.030%, due 11/18/21[1]	326,480,000	326,475,375
0.030%, due 11/26/21[1]	216,000,000	215,995,500
0.036%, due 11/12/21[1]	307,000,000	306,996,717
0.036%, due 12/02/21[1]	363,000,000	362,989,060
0.036%, due 12/23/21[1]	31,322,000	31,320,416
0.036%, due 12/30/21[1]	468,000,000	467,973,156
0.041%, due 12/09/21[1]	324,000,000	323,986,320
0.043%, due 03/24/22[1]	250,000,000	249,957,795
0.046%, due 03/24/22[1]	462,000,000	461,917,417
0.049%, due 12/07/21[1]	246,000,000	245,988,069
0.051%, due 11/23/21[1]	250,000,000	249,992,361
0.051%, due 11/30/21[1]	105,200,000	105,195,763
0.051%, due 12/28/21[1]	63,480,000	63,474,974
0.051%, due 01/13/22[1]	102,096,300	102,085,948
0.051%, due 01/20/22[1]	257,917,100	257,888,442
0.051%, due 01/27/22[1]	257,901,500	257,870,337
0.051%, due 02/10/22[1]	244,000,000	243,965,772
0.051%, due 02/17/22[1]	235,603,500	235,568,159
0.051%, due 02/24/22[1]	243,000,000	242,961,187
0.051%, due 03/31/22[1]	468,000,000	467,902,499
0.056%, due 02/03/22[1]	250,000,000	249,964,097
0.056%, due 03/03/22[1]	244,000,000	243,954,520
0.061%, due 04/28/22[1]	258,000,000	257,923,461
0.080%, due 08/11/22[1]	107,000,000	106,933,971
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/01/21[2]	614,210,000	614,235,328
3 mo.Treasury money market yield + 0.034%, 0.089%, due 11/02/21[2]	468,575,000	468,592,011
3 mo.Treasury money market yield + 0.035%, 0.090%, due 11/01/21[2]	250,000,000	250,000,000
3 mo.Treasury money market yield + 0.049%, 0.104%, due 11/01/21[2]	852,950,000	853,041,964
3 mo.Treasury money market yield + 0.055%, 0.110%, due 07/31/22[2]	250,000,000	249,998,110
0.125%, due 08/31/22	117,000,000	117,042,609
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	1,030,000,000	1,030,109,433
3 mo.Treasury money market yield + 0.154%, 0.209%, due 01/31/22[2]	250,000,000	249,978,797
1.500%, due 09/15/22	156,000,000	157,922,765
1.750%, due 06/15/22	150,000,000	151,562,786

	Face Amount	Value
U.S. Treasury obligations—(concluded)
1.875%, due 01/31/22	$142,000,000	$142,643,862
1.875%, due 02/28/22	71,000,000	71,422,850
Total U.S. Treasury obligations (cost—$11,883,261,704)		11,883,261,704

Repurchase agreements—55.2%
Repurchase agreement dated 10/29/21 with Barclays Capital, Inc., 0.050% due 11/01/21, collateralized by $148,019,300 U.S. Treasury Bonds, 1.875% to 3.875% due 8/15/40 to 2/15/46, $806,379,200 U.S. Treasury Notes, 0.089% to 3.125% due 10/31/21 to 5/15/30 and $34,712,300 U.S. Treasury Bill, zero coupon due 2/24/22; (value—$1,020,000,042); proceeds: $1,000,004,167	1,000,000,000	1,000,000,000

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $27,059,400 U.S. Treasury Bonds, 2.750% to 6.250% due 8/15/23 to 2/15/47, $1,181,300 U.S. Treasury Inflation Index Bonds, 2.375% to 3.625% due 1/15/25 to 4/15/28, $6,113,800 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 1/15/23 to 7/15/27, $18,331,100 U.S. Treasury Notes, 0.089% to 2.625% due 1/31/22 to 5/15/29, $2,246,800 U.S. Treasury Bills, zero coupon due 11/12/21 to 4/14/22, $35,601,285 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 5/15/48 and $30,551,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 11/15/48; (value—$102,000,000); proceeds: $100,000,417

	100,000,000	100,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $2,810,100 U.S. Treasury Bond, 1.375% due 8/15/50 and $10,178,093,200 U.S. Treasury Notes, 0.125% to 2.875% due 5/15/23 to 8/31/26; (value—$10,570,044,107); proceeds: $10,570,044,042	10,570,000,000	10,570,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $56,423,300 U.S. Treasury Note, 2.500% due 1/15/22; (value—$57,120,020); proceeds: $56,000,047	56,000,000	56,000,000

49

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/21 with Goldman Sachs & Co., 0.050% due 11/02/21, collateralized by $198,161,900 U.S. Treasury Note, 1.750% due 11/15/29; (value—$204,000,062); proceeds: $200,001,944	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with JP Morgan Securities USA LLC, 0.050% due 11/01/21, collateralized by $202,394,800 U.S. Treasury Note, 2.500% due 1/15/22 and $509,199,000 U.S. Treasury Bills, zero coupon due 12/14/21 to 1/25/22; (value—$714,000,179); proceeds: $700,002,917	700,000,000	700,000,000
Repurchase agreement dated 10/28/2021 with JP Morgan Securities LLC, 0.050% due 11/04/2021, collateralized by $300 U.S. Treasury Bond, 7.500% due 11/15/24, $441,481,700 U.S. Treasury Notes, 0.125% to 2.500% due 8/15/23 to 10/15/24 and $82 U.S. Treasury Bond STRIP, zero coupon due 8/15/23; (value—$459,000,010); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $31,229,900 U.S. Treasury Notes, 0.625% due 07/31/26; (value—$30,498,044); proceeds: $29,900,125	29,900,000	29,900,000
Repurchase agreement dated 10/29/21 with Mizuho Securities USA LLC, 0.050% due 11/01/21, collateralized by $99,121,200 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 5/15/28; (value—$102,000,009); proceeds: $100,000,417	100,000,000	100,000,000

Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/21 with MUFG Securities Americas Inc., 0.050% due 11/01/21, collateralized by $131,175,400 U.S. Treasury Bonds, 1.875% to 5.500% due 8/15/28 to 2/15/50, $24,232,900 U.S. Treasury Inflation Index Bonds, 0.750% to 3.375% due 4/15/32 to 2/15/47, $354,187,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/22 to 7/15/30, $145,614,400 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 11/15/30, $5,400,100 U.S. Treasury Bill, zero coupon due 3/10/22, $35,055,000 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/26 to 8/15/30 and $2,919,900 U.S. Treasury Bond Principal STRIP, zero coupon due 2/15/50; (value—$816,000,170); proceeds: $800,003,333

$800,000,000	$800,000,000
Total repurchase agreements (cost—$14,005,900,000)	14,005,900,000
Total investments (cost—$25,889,161,704 which approximates cost for federal income tax purposes)—102.0%	25,889,161,704

Liabilities in excess of other assets—(2.0)%	(500,598,423)
Net assets—100.0%	$25,388,563,281

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,883,261,704	$—	$11,883,261,704
Repurchase agreements	—	14,005,900,000	—	14,005,900,000
Total	$—	$25,889,161,704	$—	$25,889,161,704

At October 31, 2021, there were no transfers in or out of Level 3.

50

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

51

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—9.3%
Bank of Montreal 0.160%, due 04/08/22	$15,000,000	$15,000,000
0.200%, due 07/13/22	13,000,000	13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
MUFG Bank Ltd. 0.140%, due 04/08/22	15,000,000	15,000,000
Norinchukin Bank 0.110%, due 11/29/21	10,000,000	10,000,000
0.150%, due 11/22/21	40,000,000	40,000,000
0.150%, due 02/25/22	8,000,000	8,000,000
0.190%, due 11/05/21	40,000,000	40,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	26,000,000	26,000,000
SOFR + 0.110%, 0.160%, due 04/14/22[1]	15,000,000	15,000,000
0.200%, due 04/27/22	15,000,000	15,000,000
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	8,000,000	8,000,000

		258,000,000

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	20,000,000	20,000,000
Total certificates of deposit (cost—$278,000,000)		278,000,000

Commercial paper[2]—72.0%
Asset-backed-miscellaneous—17.8%
Albion Capital Corp. 0.140%, due 01/20/22	15,084,000	15,079,307
0.142%, due 12/23/21	15,000,000	14,996,967
Antalis SA 0.070%, due 11/02/21	10,000,000	9,999,981
Barton Capital Corp. 0.080%, due 11/04/21	10,000,000	9,999,933
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,963
0.140%, due 02/24/22	12,000,000	11,994,633
0.180%, due 11/05/21	23,000,000	22,999,540
LMA Americas LLC 0.120%, due 11/30/21	18,000,000	17,998,260
0.150%, due 02/10/22	11,000,000	10,995,371
0.160%, due 04/07/22	28,000,000	27,980,462
Old Line Funding LLC 0.130%, due 01/11/22	16,000,000	15,995,898
0.160%, due 02/10/22	20,000,000	19,991,022
0.160%, due 02/23/22	21,000,000	20,989,360
0.210%, due 02/14/22	20,000,000	19,987,750

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	$12,000,000	$11,999,533
0.110%, due 12/13/21	20,000,000	19,997,433
0.115%, due 01/06/22	23,000,000	22,995,151
Starbird Funding Corp. 0.060%, due 11/01/21	12,000,000	12,000,000
0.100%, due 01/06/22	15,000,000	14,997,250
Thunder Bay Funding LLC 0.140%, due 01/10/22	27,000,000	26,992,650
0.150%, due 04/04/22	39,000,000	38,974,975
0.160%, due 03/04/22[3]	20,000,000	19,989,067
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	20,000,000	20,000,000
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.095%, due 11/02/21	25,000,000	24,999,934
0.140%, due 01/12/22	28,085,000	28,077,136

		495,026,576

Banking-non-U.S.—51.5%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	10,000,000	10,000,000
0.190%, due 11/29/21	17,000,000	16,997,488
0.200%, due 12/21/21	17,000,000	16,995,278
ASB Finance Ltd. 0.185%, due 04/06/22	18,000,000	17,985,570
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	20,000,000	20,000,000
0.230%, due 04/07/22	11,000,000	10,988,966
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	34,000,000	33,984,133
Barclays Bank PLC 0.120%, due 11/23/21	29,000,000	28,997,873
0.140%, due 12/14/21	26,000,000	25,995,652
BNZ International Funding Ltd. 0.150%, due 04/01/22	15,000,000	14,990,562
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	15,000,000	15,000,000
Caisse des Depots et Consignations 0.190%, due 01/26/22	20,000,000	19,990,922
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	16,000,000	15,984,258
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,971,903
0.300%, due 10/21/22	14,000,000	13,958,700
DBS Bank Ltd. 0.100%, due 11/18/21	17,000,000	16,999,197
0.145%, due 04/01/22	15,000,000	14,990,877
Dexia Credit Local SA 0.095%, due 11/02/21	10,000,000	9,999,974
0.105%, due 12/01/21	22,000,000	21,998,075
0.150%, due 03/17/22	31,000,000	30,982,433

52

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	$115,000,000	$115,000,000
Erste Finance LLC 0.070%, due 11/04/21	110,000,000	109,999,358
Federation des Caisses Desjardins du Quebec 0.040%, due 11/01/21	50,000,000	50,000,000
0.050%, due 11/03/21	40,000,000	39,999,889
0.050%, due 11/04/21	25,000,000	24,999,896
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	16,000,000	15,999,949
0.115%, due 11/08/21	16,000,000	15,999,642
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	14,000,000	14,000,000
National Bank of Canada 0.140%, due 02/14/22	17,000,000	16,993,058
0.170%, due 03/25/22	18,000,000	17,987,760
0.175%, due 05/20/22	10,000,000	9,990,278
Nordea Bank Abp 0.090%, due 12/14/21	15,000,000	14,998,387
NRW Bank 0.055%, due 11/03/21	75,000,000	74,999,771
0.055%, due 11/05/21	25,000,000	24,999,847
0.060%, due 11/02/21	20,000,000	19,999,967
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	15,000,000	14,990,375
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	15,000,000	15,000,000
0.180%, due 07/01/22	15,000,000	14,981,850
0.200%, due 12/08/21	19,100,000	19,096,074
Skandinaviska Enskilda Banken AB 0.105%, due 12/09/21	20,000,000	19,997,783
0.150%, due 12/20/21	20,000,000	19,995,917
0.185%, due 04/18/22	15,000,000	14,987,050
0.200%, due 12/10/21	22,500,000	22,495,125
Societe Generale SA 0.050%, due 11/02/21	32,000,000	31,999,956
0.050%, due 11/05/21	60,000,000	59,999,667
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	22,000,000	21,995,869
0.140%, due 02/07/22	29,000,000	28,988,948
0.150%, due 01/28/22	7,000,000	6,997,433
Svenska Handelsbanken AB 0.130%, due 02/18/22	17,000,000	16,993,309
0.180%, due 11/09/21	20,000,000	19,999,200
Swedbank AB 0.150%, due 02/23/22	15,000,000	14,992,875

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Toronto-Dominion Bank 0.060%, due 11/02/21	$15,000,000	$14,999,975
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	20,000,000	20,000,000
0.150%, due 03/21/22	13,000,000	12,992,417
0.240%, due 05/05/22	20,000,000	19,975,333
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,984,983
0.220%, due 05/03/22	23,000,000	22,974,278
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	20,000,000	20,000,000
0.200%, due 09/09/22	16,000,000	15,972,267
0.270%, due 10/12/22	15,000,000	14,961,188

		1,434,151,535

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 04/08/22	15,000,000	14,988,150
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	15,000,000	14,983,334
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,989,253
0.170%, due 11/29/21	12,550,000	12,548,341

		73,509,078
Total commercial paper (cost—$2,002,687,189)		2,002,687,189

Time deposits—6.9%
Banking-non-U.S.—6.9%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	52,000,000	52,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	40,000,000	40,000,000
Total time deposits (cost—$192,000,000)		192,000,000

Repurchase agreements—11.0%
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $60,544,422 various asset-backed convertible bonds zero coupon to 6.750% due 1/01/22 to 12/31/99; (value—$53,817,378); proceeds: $50,000,833	50,000,000	50,000,000

53

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $110,000 various asset-backed convertible bonds 2.000% to 2.500% due 1/26/22 to 6/18/29, $24,000 Federal Farm Credit Bank, 2.040% to 3.460% due 7/18/34 to 12/22/45, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $4,600,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.150% due 12/11/25 to 7/13/40, $17,650,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 5/15/22 to 1/15/33, $252,400 U.S. Treasury Bonds, 2.500% to 7.500% due 8/15/23 to 2/15/45, $9,967,600 U.S. Treasury Inflation Index Bonds, 0.750% to 1.750% due 1/15/28 to 2/15/49, $19,003,500 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/24 to 1/15/26, $9,972,600 U.S. Treasury Notes, 0.125% to 2.750% due 1/15/22 to 11/15/26, $4,795,200 U.S. Treasury Bills, zero coupon due 11/02/21 to 10/06/22, $40,050,558 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/25 to 11/15/47 and $566,800 U.S. Treasury Bonds Principal STRIPs, zero coupon due 2/15/45 to 8/15/46; (value—$102,001,112); proceeds: $100,000,417

	$100,000,000	$100,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $11,083,200 U.S. Treasury Note, 2.500% due 1/15/22; (value—$11,220,056); proceeds: $11,000,009	11,000,000	11,000,000

Repurchase agreement dated 10/29/21 with Goldman Sachs & Co., 0.050% due 11/01/21, collateralized by $1,000,000 Federal Farm Credit Bank, 0.205% due 12/13/21, $8,150,000 Federal Home Loan Bank obligations, zero coupon to 5.500% due 11/26/21 to 7/15/36, $3,928,000 Federal Home Loan Mortgage Corp. obligations, 2.375% due 1/13/22, $4,000 Federal National Mortgage Association obligations, 1.375% due 9/06/22, $300 U.S. Treasury Bond, 6.125% due 8/15/29, $3,200 U.S. Treasury Notes, 2.250% to 2.625% due 3/31/25 to 8/15/27, $500 U.S. Treasury Bill, zero coupon due 2/08/22 and $6,872,581 U.S. Treasury Bonds STRIPs, zero coupon due 8/15/32 to 8/15/48; (value—$22,338,000); proceeds: $21,900,091

	21,900,000	21,900,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with JP Morgan, 0.400% due 12/03/21, collateralized by $30,139,000 various asset-backed convertible bonds 3.250% to 4.000% due 6/15/24 to 10/15/37; (value—$38,500,173); proceeds: $35,013,611[4]	$35,000,000	$35,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $24,691,123 various asset-backed convertible bonds zero coupon to 13.000% due 1/15/22 to 6/01/50; (value—$26,348,453); proceeds: $25,047,500[4]	25,000,000	25,000,000
Repurchase agreement dated 10/29/21with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $59,432,870 various asset-backed convertible bonds zero coupon to 11.000% due 1/15/22 to 06/05/2115 and $4,622 shares of various equity securities; (value—$69,154,831); proceeds: $65,123,500[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$2,780,587,189 which approximates cost for federal income tax purposes)—99.9%		2,780,587,189

Other assets in excess of liabilities—0.1%		2,082,084
Net assets—100.0%		$2,782,669,273

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

54

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$278,000,000	$—	$278,000,000
Commercial paper	—	2,002,687,189	—	2,002,687,189
Time deposits	—	192,000,000	—	192,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$2,780,587,189	$—	$2,780,587,189

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $191,989,067, represented 6.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

55

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—90.4%
Alaska—1.7%
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$800,000	$800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		13,235,000

Arizona—0.9%
Arizona Health Facilities Authority, (Banner Health Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	6,000,000	6,000,000
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), Refunding, Revenue Bonds 0.030%, VRD	900,000	900,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		7,300,000

California—0.9%
California Health Facilities Financing Authority Revenue, (CommonSpirit Health Obligated Group), Revenue Bonds, Series C, 0.060%, VRD	2,500,000	2,500,000
City of Irvine, (Assessment District No.03-19), Series A, 0.010%, VRD	500,000	500,000
City of Irvine, (Reassessment District No. 85-7A) 0.010%, VRD	1,684,000	1,684,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.020%, VRD	400,000	400,000
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds, Series A-1, 0.020%, VRD	1,940,000	1,940,000

		7,024,000

Colorado—1.0%
City & County of Denver CO,Refunding, COP, Series A2, 0.030%, VRD	600,000	600,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.060%, VRD	5,000,000	5,000,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Colorado Health Facilities Authority, (Children’s Hospital Colorado Obligated Group), Refunding, Revenue Bonds 0.030%, VRD	$250,000	$250,000
0.060%, VRD	2,000,000	2,000,000

		7,850,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority, (Yale University), Revenue Bonds, Series V-1, 0.010%, VRD	300,000	300,000
Series V-2, 0.010%, VRD	200,000	200,000

		500,000

Delaware—0.2%
Delaware State Economic Development Authority, (YMCA of Delaware), Revenue Bonds 0.060%, VRD	1,245,000	1,245,000

District of Columbia—1.4%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.050%, VRD	11,000,000	11,000,000

Florida—1.3%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.060%, VRD	2,450,000	2,450,000
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.030%, VRD	5,500,000	5,500,000
Series C, 0.050%, VRD	400,000	400,000
Sarasota County Public Hospital District, (Sarasota Memorial Hospital), Refunding, Revenue Bonds, Series B, 0.060%, VRD	1,605,000	1,605,000

		9,955,000

Illinois—16.6%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.060%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.070%, VRD	19,700,000	19,700,000

56

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, (Edward-Elmhurst Healthcare Obligated Group), Revenue Bonds, Series D, 0.050%, VRD	$10,000,000	$10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.060%, VRD	9,110,000	9,110,000
Illinois Finance Authority, (Hospital Sisters Services Obligated Group), Refunding, Revenue Bonds 0.050%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds 0.030%, VRD	510,000	510,000
0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre Co.), Revenue Bonds 0.080%, VRD	6,815,000	6,815,000
0.080%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago Medical Center Obligated Group), Revenue Bonds, Series E-1, 0.060%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	22,600,000	22,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,016,000	13,016,000

		127,601,000

Indiana—7.2%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	24,020,000	24,020,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.050%, VRD	27,700,000	27,700,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.030%, VRD	3,650,000	3,650,000

		55,370,000

Louisiana—0.1%
Louisiana Public Facilities Authority, (Christus Health Obligated Group), Refunding, Revenue Bonds, Series B2, 0.040%, VRD	620,000	620,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—0.5%
Maryland Economic Development Corp., (Howard Hughes Medical Institute), Revenue Bonds, Series A, 0.060%, VRD	$1,180,000	$1,180,000
Montgomery County Housing Development Corp. Opportunities Commission, Revenue Bonds, Series A, 0.060%, VRD	2,400,000	2,400,000

		3,580,000

Massachusetts—0.8%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds, Series Y, 0.040%, VRD	700,000	700,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		5,955,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.030%, VRD	1,700,000	1,700,000

Minnesota—0.7%
City of Minneapolis MN, (Fairview Health Services Obligated Group), Refunding, Revenue Bonds 0.060%, VRD	1,700,000	1,700,000
Midwest Consortium of Municipal Utilities, (Draw Down-Association Financing Program), Revenue Bonds, Series B, 0.050%, VRD	650,000	650,000
Rochester Minnesota Health Care Facilities, (Mayo Clinic), Revenue Bonds, Series A, 0.050%, VRD	3,100,000	3,100,000

		5,450,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds,
Series A, 0.030%, VRD	1,385,000	1,385,000
Series A, 0.030%, VRD	1,525,000	1,525,000
Series A, 0.060%, VRD	1,845,000	1,845,000

57

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$755,000	$755,000
Series B, 0.030%, VRD	1,800,000	1,800,000
Series B, 0.030%, VRD	2,050,000	2,050,000
Series B, 0.060%, VRD	600,000	600,000
Series C, 0.030%, VRD	1,000,000	1,000,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series C, 0.030%, VRD	1,780,000	1,780,000
Series D, 0.030%, VRD	1,900,000	1,900,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	2,350,000	2,350,000
Series F, 0.030%, VRD	1,725,000	1,725,000
Series G, 0.030%, VRD	795,000	795,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Series H, 0.030%, VRD	5,425,000	5,425,000
Series L, 0.030%, VRD	600,000	600,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	900,000	900,000

		33,335,000

Missouri—3.1%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health Credit Group), Revenue Bonds,
Series C-3, 0.050%, VRD	10,000,000	10,000,000
Series C-5, 0.060%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (BJC Healthcare Obligated Group), Revenue Bonds, Series D, 0.060%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.040%, VRD	5,620,000	5,620,000

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	$2,200,000	$2,200,000

		23,615,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.030%, VRD	5,455,000	5,455,000
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.030%, VRD	5,005,000	5,005,000

		10,460,000

Nevada—0.1%
County of Clark Department of Aviation, Revenue Bonds, Series D-2A, 0.070%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.030%, VRD	410,000	410,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—15.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.030%, VRD	10,250,000	10,250,000
Subseries L-4, 0.030%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.050%, VRD	4,790,000	4,790,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.040%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	19,430,000	19,430,000

58

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series A-3, 0.050%, VRD	$8,675,000	$8,675,000
Series C6, 0.060%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.060%, VRD	2,400,000	2,400,000
Series BB-5, 0.020%, VRD	8,700,000	8,700,000
Series DD-2, 0.030%, VRD	6,560,000	6,560,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, (Consolidated Edison Co of New York Inc.), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C, 0.030%, VRD	4,350,000	4,350,000
Series C, 0.040%, VRD	5,170,000	5,170,000
Subseries B-3, 0.040%, VRD	13,095,000	13,095,000

		115,510,000

North Carolina—0.6%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.030%, VRD	4,305,000	4,305,000

Ohio—4.4%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds, Series A-R, 0.050%, VRD	9,800,000	9,800,000
Series B-R, 0.050%, VRD	3,040,000	3,040,000
County of Montgomery, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	4,100,000	4,100,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, (Cleveland Clinic Health System Obligated Group), Revenue Bonds, Series D-1, 0.050%, VRD	$3,170,000	$3,170,000
Series F, 0.030%, VRD	4,125,000	4,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		33,925,000

Oregon—0.6%
Clackamas County Hospital Facility Authority, (Legacy Health Obligated Group), Revenue Bonds, Series B, 0.050%, VRD	400,000	400,000
Oregon State Facilities Authority, (PeaceHealth Obligated Group), Refunding, Revenue Bonds, Series A, 0.030%, VRD	4,300,000	4,300,000

		4,700,000

Pennsylvania—6.6%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.050%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.080%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.050%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 0.050%, VRD	5,000,000	5,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.050%, VRD	2,400,000	2,400,000

		50,520,000

59

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute Technology), Refunding, Revenue Bonds 0.080%, VRD	$840,000	$840,000

Tennessee—1.5%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.050%, VRD	700,000	700,000
Montgomery County Public Building Authority, Revenue Bonds 0.050%, VRD	3,200,000	3,200,000
0.050%, VRD	7,600,000	7,600,000

		11,500,000

Texas—9.9%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.060%, VRD	12,955,000	12,955,000
City of Houston TX Combined Utility System Revenue First lien, Refunding, Revenue Bonds, Series B-4, 0.050%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.030%, VRD	14,445,000	14,445,000
Harris County Cultural Education Facilities Finance Corp., (Texas Children’s Hospital Obligated Group), Refunding, Revenue Bonds, Series C, 0.030%, VRD	2,000,000	2,000,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds, Series A-1, 0.030%, VRD	5,300,000	5,300,000
Series A-2, 0.030%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.060%, VRD	8,115,000	8,115,000
Lower Neches Valley Authority Industrial Development Corp., (Exxon Capital Ventures Inc.), Refunding, Revenue Bonds 0.040%, VRD	1,000,000	1,000,000
0.040%, VRD	11,130,000	11,130,000
Subseries A-3, 0.030%, VRD	100,000	100,000

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp., (Exxon Mobil Corp.), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$4,400,000	$4,400,000
State of Texas, GO Bonds, Series B-R, 0.050%, VRD	800,000	800,000
Series C, 0.060%, VRD	10,000,000	10,000,000

		75,805,000

Utah—1.2%
City of Murray UT, (IHC Health Services Inc. Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	9,455,000	9,455,000

Virginia—3.0%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), Revenue Bonds,
Series A, 0.070%, VRD	1,800,000	1,800,000
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), Revenue Bonds, Series B, 0.060%, VRD	1,700,000	1,700,000

		22,705,000

Washington—1.2%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.040%, VRD	9,400,000	9,400,000

Wisconsin—2.7%
Public Finance Authority, (WakeMed Obligated Group), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	10,100,000	10,100,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health, Inc.), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		21,115,000
Total municipal bonds (cost—$694,540,000)		694,540,000

60

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—9.6%
California—1.3%
San Francisco City & County Public Utilities Commission Power Revenue 0.080%, due 11/16/21	$10,000,000	$10,000,000

Colorado—1.3%
Lower Colorado River Authority 0.100%, due 01/06/22	10,000,000	10,000,000

District of Columbia—0.4%
District Of Columbia 0.080%, due 11/02/21	3,000,000	3,000,000

Florida—1.3%
Florida Local Government Finance Commission 0.060%, due 11/02/21	10,000,000	10,000,000

Minnesota—1.3%
City of Rochester MN 0.100%, due 11/04/21	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—4.0%
Board of Regents of the University of Texas System 0.080%, due 12/02/21	$25,000,000	$25,000,000
0.080%, due 12/02/21	1,350,000	1,350,000
City of Garland TX 0.060%, due 11/17/21	4,000,000	4,000,000

		30,350,000
Total tax-exempt commercial paper (cost—$73,350,000)		73,350,000
Total investments (cost—$767,890,000 which approximates cost for federal income tax purposes)—100.0%		767,890,000

Other assets in excess of liabilities—0.00%†		166,861
Net assets—100.0%		$768,056,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$694,540,000	$—	$694,540,000
Tax-exempt commercial paper	—	73,350,000	—	73,350,000
Total	$—	$767,890,000	$—	$767,890,000

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

61

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
BSBY	Bloomberg Short-Term Bank Yield Index
GO	General Obligation
COP	Certificate of Participation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate

SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2021 and reset periodically.

See accompanying notes to financial statements.

62

Master Trust

Statement of assets and liabilities

October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$5,119,129,516	$615,254,194	$4,115,269,794	$11,883,261,704	$2,472,687,189	$767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—

Investments, at value
Investments	5,119,130,384	615,250,592	4,115,269,794	11,883,261,704	2,472,687,189	767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—
Cash	2,655,475	537,796	3,250,227	2,971,377	2,103,576	522,166
Receivable for investments sold	—	—	—	—	—	4,445,023
Receivable for interest	535,850	21,936	803,366	3,349,779	215,952	34,663
Receivable from affiliate	—	25,550	—	—	—	—
Total assets	6,361,321,709	782,835,874	8,550,323,387	25,895,482,860	2,782,906,717	772,891,852

Liabilities:
Payable for investments purchased	—	—	121,985,092	505,954,083	—	4,820,087
Payable to affiliate	526,472	—	359,632	965,496	237,444	14,904
Total liabilities	526,472	—	122,344,724	506,919,579	237,444	4,834,991
Net assets, at value	$6,360,795,237	$782,835,874	$8,427,978,663	$25,388,563,281	$2,782,669,273	$768,056,861

See accompanying notes to financial statements.

63

Master Trust

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$5,981,315	$407,608	$2,554,182	$7,259,800	$2,622,334	$154,802
Expenses:
Investment advisory and administration fees	3,655,764	363,182	3,857,922	13,569,704	1,723,459	393,249
Trustees’ fees and expenses	25,140	8,725	26,901	72,987	14,956	8,845
Total expenses	3,680,904	371,907	3,884,823	13,642,691	1,738,415	402,094
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(371,907)	(1,709,671)	(7,749,799)	—	(287,492)
Net expenses	3,680,904	—	2,175,152	5,892,892	1,738,415	114,602
Net investment income (loss)	2,300,411	407,608	379,030	1,366,908	883,919	40,200
Net realized gain (loss)	30,021	—	9,171	10,309	—	—
Net change in unrealized appreciation (depreciation)	(576,233)	(26,214)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$1,754,199	$381,394	$388,201	$1,377,217	$883,919	$40,200

See accompanying notes to financial statements.

64

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$2,300,411	$25,391,678
Net realized gain (loss)	30,021	(1,170)
Net change in unrealized appreciation (depreciation)	(576,233)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	1,754,199	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(2,464,068,091)	(7,719,748,147)
Net increase (decrease) in net assets	(2,462,313,892)	(7,697,644,749)
Net assets:

Beginning of period	8,823,109,129	16,520,753,878
End of period	$6,360,795,237	$8,823,109,129

	ESG Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$407,608	$575,115
Net realized gain (loss)	—	1,551
Net change in unrealized appreciation (depreciation)	(26,214)	(24,570)
Net increase (decrease) in net assets resulting from operations	381,394	552,096
Net increase (decrease) in net assets from beneficial interest transactions	171,946,390	536,344,294
Net increase (decrease) in net assets	172,327,784	536,896,390
Net assets:

Beginning of period	610,508,090	73,611,700
End of period	$782,835,874	$610,508,090

	Government Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$379,030	$11,209,051
Net realized gain (loss)	9,171	256,465
Net increase (decrease) in net assets resulting from operations	388,201	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(395,102,394)	(8,951,448,030)
Net increase (decrease) in net assets	(394,714,193)	(8,939,982,514)
Net assets:

Beginning of period	8,822,692,856	17,762,675,370
End of period	$8,427,978,663	$8,822,692,856

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$1,366,908	$29,139,827
Net realized gain (loss)	10,309	(2)
Net increase (decrease) in net assets resulting from operations	1,377,217	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(7,288,004,899)	(2,157,669,635)
Net increase (decrease) in net assets	(7,286,627,682)	(2,128,529,810)
Net assets:

Beginning of period	32,675,190,963	34,803,720,773
End of period	$25,388,563,281	$32,675,190,963

	Prime CNAV Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$883,919	$12,383,882
Net realized gain (loss)	—	13,975
Net increase (decrease) in net assets resulting from operations	883,919	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(1,667,622,067)	(3,058,221,326)
Net increase (decrease) in net assets	(1,666,738,148)	(3,045,823,469)
Net assets:

Beginning of period	4,449,407,421	7,495,230,890
End of period	$2,782,669,273	$4,449,407,421

	Tax-Free Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$40,200	$598,064
Net increase (decrease) in net assets resulting from operations	40,200	598,064
Net increase (decrease) in net assets from beneficial interest transactions	(46,208,788)	(1,759,955,281)
Net increase (decrease) in net assets	(46,168,588)	(1,759,357,217)
Net assets:

Beginning of period	814,225,449	2,573,582,666
End of period	$768,056,861	$814,225,449

See accompanying notes to financial statements.

66

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.06%[1]	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[2]	0.03%	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of period (000’s)	$6,360,795	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	—%[2]	—%	0.00%[2]
Net investment income (loss)	0.11%[2]	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.06%	0.22%	0.47%
Net assets, end of period (000’s)	$782,836	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

68

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.01%[2]	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.00%	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,427,979	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[2]	0.01%	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of period (000’s)	$25,388,563	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%[1]	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[2]	0.03%	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of period (000’s)	$2,782,669	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.03%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[2]	0.01%	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of period (000’s)	$768,057	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

73

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

74

Master Trust

Notes to financial statements (unaudited)

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

75

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the US dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

76

Master Trust

Notes to financial statements (unaudited)

At October 31, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services (or related waivers/reimbursements) as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$526,472
ESG Prime Master Fund	(25,550)
Government Master Fund	359,632
Treasury Master Fund	965,496
Prime CNAV Master Fund	237,444
Tax-Free Master Fund	14,904

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$1,709,671
Treasury Master Fund	7,749,799
Tax-Free Master Fund	287,492

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until December 31, 2021. For the period ended October 31, 2021, UBS AM voluntarily waived $371,907 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	4,790,000

77

Master Trust

Notes to financial statements (unaudited)

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$1,345,456,782	$9,072,253,790
Withdrawals	(3,809,524,873)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(2,464,068,091)	$(7,719,748,147)

ESG Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$740,937,827	$1,132,688,561
Withdrawals	(568,991,437)	(596,344,267)
Net increase (decrease) in beneficial interest	$171,946,390	$536,344,294

Government Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$81,246,315,452	$47,491,220,565
Withdrawals	(81,641,417,846)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(395,102,394)	$(8,951,448,030)

Treasury Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$27,891,228,654	$54,430,506,105
Withdrawals	(35,179,233,553)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(7,288,004,899)	$(2,157,669,635)

78

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$185,195,878	$5,114,679,407
Withdrawals	(1,852,817,945)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(1,667,622,067)	$(3,058,221,326)

Tax-Free Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$194,596,000	$402,602,443
Withdrawals	(240,804,788)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$(46,208,788)	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$169,000
Gross unrealized depreciation	(168,132)
Net unrealized appreciation (depreciation)	$868

ESG Prime Master Fund

Gross unrealized appreciation	$17,536
Gross unrealized depreciation	(21,138)
Net unrealized appreciation (depreciation)	$(3,602)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

79

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of a Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Master Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

80

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

81

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2022. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (or, with respect to RMA Government Money Market Feeder Fund, funds selected based on utilization as a specialized “sweep fund” product) (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with Select ESG Prime Preferred Feeder Fund’s total expenses and Select ESG Prime Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or

82

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select ESG Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select ESG Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the RMA Government Money Market Feeder Fund’s Actual Management Fee the lowest in the Expense Group).

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 2 basis points (i.e., 0.02%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

83

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by less than 4 basis points (i.e., 0.04%) and 1 basis point (i.e., 0.01%), respectively, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2021 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2021. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s

84

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select ESG Prime Institutional Feeder Fund and the Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception, and the performance of the Select ESG Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-year period and at the corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) It was noted that each fund commenced operations in January 2020.

Management explained that the Select ESG Prime Investor Feeder Fund’s relative underperformance was largely attributed to the exceptionally low interest rate environment and the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select ESG Prime Investor Feeder Fund was compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select ESG Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select ESG Prime Investor Feeder Fund’s performance was below the Performance Group median by 3 basis points (i.e., 0.03%) for the one-year period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and

85

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

since inception, except for the one-year period when performance of the Prime Investor Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 2 basis points (i.e., 0.02%) for the one-year period.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, except for the one-year period when the Tax-Free Reserves Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the third quintile in the one-year period. The Board noted the improved relative performance of the Tax-Free Investor Feeder Fund over prior periods.

86

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

87

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1663

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2021

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 21, 2021

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six months ended October 31, 2021 (the “reporting period”).

Performance

The US Federal Reserve maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2021. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) As a result, the yields on a number of short-term investments remained low. Against this backdrop, the Funds’ yields declined during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Select ESG Prime Institutional Fund: 0.03% on October 31, 2021, versus 0.04% as of April 30, 2021.

•	UBS Select Government Institutional Fund: 0.01% as of October 31, 2021, unchanged from 0.01% as of April 30, 2020.

•	UBS Select Treasury Institutional Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Prime Reserves Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

•	UBS Tax-Free Reserves Fund: 0.01% on October 31, 2021, unchanged from 0.01% as of April 30, 2021.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand following the dramatic downturn due to the COVID-19 pandemic. Looking back, first and second quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.3% and 6.7%,

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

respectively. Economic activity then moderated as consumer spending was less robust. This was partially attributed to the headwinds from the COVID Delta variant and supply chain constraints. According to the Commerce Department’s initial estimate, third quarter 2021 annualized GDP growth was 2.0%.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy during the reporting period. Throughout the six months ended October 31, 2021, the Fed kept the federal funds rate in a record-low range between 0.00% and 0.25%. The Fed also continued to purchase Treasury and mortgage securities. While inflation sharply increased, at its June 2021 meeting the Fed stated, “Progress on vaccinations has reduced the spread of COVID-19 in the United States… Inflation has risen, largely reflecting transitory factors.” However, Fed officials pushed forward the time table for raising rates. Finally, at its November 2021 meeting—after the reporting period ended—the Fed announced it would begin tapering its monthly asset purchases, although it did not announce when it expected to begin raising the federal fund rate.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 49 days. By the end of the period on October 31, 2021, the Master Fund’s WAM was 53 days.

At the issuer level, we maintained a high level of diversification with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we modestly increased the Master Fund’s exposures to repurchase agreements, commercial paper and certificates of deposit. Conversely, we decreased its allocation to time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Institutional Fund invests was 51 days when the reporting period began. By the end of the review period on October 31, 2021 the Master Fund had a WAM of 53 days. At the security level, we increased the Master Fund’s exposures to commercial paper and certificates of deposit. In contrast, we decreased its exposures to time deposits and repurchase agreements.

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 34 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2021, it was 32 days. At the security level, we meaningfully increased the Master Fund’s exposure to repurchase agreements backed by government securities. Conversely, we significantly reduced its allocation to direct US Treasury obligations and, to a lesser extent, US government agency obligations.

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

2

UBS Institutional/Reserves Funds

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 43 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 33 days. At the security level, we meaningly increased the Master Fund’s exposure to repurchase agreements backed by US Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 53 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 58 days. Over the review period, we increased the Master Fund’s exposures to commercial paper, certificates of deposit and time deposits. Conversely, we decreased its exposure to repurchase agreements.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was 10 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was seven days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and slightly reduced its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the economy has rebounded since the depths of the COVID-19 pandemic, a number of headwinds persist, including the vaccine rollout and new variants of the virus. While the Fed has indicated that it will begin removing some monetary policy accommodation, we expect it to take a measured approach. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

3

UBS Institutional/Reserves Funds

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2021. The views and opinions in the letter were current as of December 21, 2021. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value[2] October 31, 2021	Expenses paid during period[3] 05/01/21 to 10/31/21	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,000.00	$0.75	0.15%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

UBS Select ESG Prime Institutional Fund
Actual	$1,000.00	$1,000.20	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS Prime Reserves Fund
Actual	$1,000.00	$1,000.10	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.03)
Seven-day effective yield before fee waivers[1]	(0.03)
Weighted average maturity[2]	53 days

UBS Select ESG Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.03%
Seven-day effective yield after fee waivers[1]	0.03
Seven-day current yield before fee waivers[1]	(0.07)
Seven-day effective yield before fee waivers[1]	(0.07)
Weighted average maturity[2]	53 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.12)
Seven-day effective yield before fee waivers[1]	(0.11)
Weighted average maturity[2]	32 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.12)
Seven-day effective yield before fee waivers[1]	(0.12)
Weighted average maturity[2]	33 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2021 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.04)
Seven-day effective yield before fee waivers[1]	(0.03)
Weighted average maturity[2]	58 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.13)
Seven-day effective yield before fee waivers[1]	(0.13)
Weighted average maturity[2]	7 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2021 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$3,522,258,577	$153,497,438

Investments in Master Fund, at value	3,522,079,442	153,509,955
Receivable from affiliate	—	—
Total assets	3,522,079,442	153,509,955

Liabilities:
Dividends payable to shareholders	30,253	3,899
Payable to affiliate	108,554	2,322
Total liabilities	138,807	6,221
Net assets	$3,521,940,635	$153,503,734
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,521,310,988; 153,425,885; 2,611,277,171; 9,750,216,774; 1,395,749,962 and 650,687,129 outstanding, respectively	$3,522,103,313	$153,490,920
Distributable earnings (accumulated losses)	(162,678)	12,814
Net assets	$3,521,940,635	$153,503,734
Net asset value per share	$1.0002	$1.0005

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$2,611,264,429	$9,750,247,433	$1,395,799,093	$650,676,846

2,611,264,429	9,750,247,433	1,395,799,093	650,676,846
70,998	57,884	—	16,109
2,611,335,427	9,750,305,317	1,395,799,093	650,692,955

22,250	84,278	12,087	5,581
—	—	28,975	—
22,250	84,278	41,062	5,581
$2,611,313,177	$9,750,221,039	$1,395,758,031	$650,687,374
$2,611,277,171	$9,750,216,774	$1,395,749,962	$650,687,129
36,006	4,265	8,069	245
$2,611,313,177	$9,750,221,039	$1,395,758,031	$650,687,374
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

11

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$3,406,825	$99,610
Expenses allocated from Master Fund	(2,094,126)	(90,047)
Expense waiver allocated from Master Fund	—	90,047
Net investment income allocated from Master Fund	1,312,699	99,610
Expenses:
Administration fees	1,658,448	64,750
Trustees’ fees	16,586	7,274
	1,675,034	72,024
Fee waivers and/or Trustees’ fees reimbursement by administrator	(571,682)	—
Net expenses	1,103,352	72,024
Net investment income (loss)	209,347	27,586
Net realized gain (loss) allocated from Master Fund	17,166	—
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(326,730)	(4,157)
Net increase (decrease) in net assets resulting from operations	$(100,217)	$23,429

12

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$829,388	$2,659,795	$1,248,856	$128,808
(1,260,273)	(4,903,663)	(828,321)	(335,030)
556,913	2,735,043	—	239,759
126,028	491,175	420,535	33,537

995,092	3,894,074	651,835	259,474
13,100	31,625	10,762	8,516
1,008,192	3,925,699	662,597	267,990
(1,008,192)	(3,925,259)	(324,889)	(267,990)
—	440	337,708	—
126,028	490,735	82,827	33,537
3,049	4,267	—	—
—	—	—	—
$129,077	$495,002	$82,827	$33,537

See accompanying notes to financial statements and the attached Master Trust financial statements

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$209,347	$8,948,277
Net realized gain (loss) allocated from Master Fund	17,166	(699)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(326,730)	(2,005,912)
Net increase (decrease) in net assets resulting from operations	(100,217)	6,941,666
Total distributions	(209,347)	(9,009,944)
Net increase (decrease) in net assets from beneficial interest transactions	(1,671,241,327)	(4,138,602,412)
Net increase (decrease) in net assets	(1,671,550,891)	(4,140,670,690)
Net assets:

Beginning of period	5,193,491,526	9,334,162,216
End of period	$3,521,940,635	$5,193,491,526

	UBS Select ESG Prime Institutional Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$27,586	$178,616
Net realized gain (loss) allocated from Master Fund	—	880
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(4,157)	(13,036)
Net increase (decrease) in net assets resulting from operations	23,429	166,460
Total distributions	(27,585)	(179,200)
Net increase (decrease) in net assets from beneficial interest transactions	(49,101,848)	156,213,627
Net increase (decrease) in net assets	(49,106,004)	156,200,887
Net assets:

Beginning of period	202,609,738	46,408,851
End of period	$153,503,734	$202,609,738

See accompanying notes to financial statements and the attached Master Trust financial statements

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$126,028	$1,527,738
Net realized gain (loss) allocated from Master Fund	3,049	85,883
Net increase (decrease) in net assets resulting from operations	129,077	1,613,621
Total distributions	(126,028)	(1,612,020)
Net increase (decrease) in net assets from beneficial interest transactions	(214,644,143)	(2,991,192,678)
Net increase (decrease) in net assets	(214,641,094)	(2,991,191,077)
Net assets:

Beginning of period	2,825,954,271	5,817,145,348
End of period	$2,611,313,177	$2,825,954,271

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$490,735	$5,976,633
Net realized gain (loss) allocated from Master Fund	4,267	—
Net increase (decrease) in net assets resulting from operations	495,002	5,976,633
Total distributions	(490,734)	(5,976,636)
Net increase (decrease) in net assets from beneficial interest transactions	(722,110,269)	(2,882,151,628)
Net increase (decrease) in net assets	(722,106,001)	(2,882,151,631)
Net assets:

Beginning of period	10,472,327,040	13,354,478,671
End of period	$9,750,221,039	$10,472,327,040

See accompanying notes to financial statements and the attached Master Trust financial statements

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$82,827	$4,073,705
Net realized gain (loss) allocated from Master Fund	—	8,069
Net increase (decrease) in net assets resulting from operations	82,827	4,081,774
Total distributions	(82,827)	(4,108,989)
Net increase (decrease) in net assets from beneficial interest transactions	(625,698,101)	(1,808,560,330)
Net increase (decrease) in net assets	(625,698,101)	(1,808,587,545)
Net assets:

Beginning of period	2,021,456,132	3,830,043,677
End of period	$1,395,758,031	$2,021,456,132

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$33,537	$145,105
Net increase (decrease) in net assets resulting from operations	33,537	145,105
Total distributions	(33,536)	(145,104)
Net increase (decrease) in net assets from beneficial interest transactions	(23,158,716)	(1,299,221,434)
Net increase (decrease) in net assets	(23,158,715)	(1,299,221,433)
Net assets:

Beginning of period	673,846,089	1,973,067,522
End of period	$650,687,374	$673,846,089

See accompanying notes to financial statements and the attached Master Trust financial statements

16

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002	$1.0000
Net investment income (loss)	0.0000 [1]	0.0009	0.0182	0.0222	0.0133	0.0057
Net realized and unrealized gain (loss)	(0.0001)	(0.0002)	0.0004	0.0000 [1]	(0.0001)	0.0004
Net increase (decrease) from operations	(0.0001)	0.0007	0.0186	0.0222	0.0132	0.0061
Dividends from net investment income	(0.0000)[1]	(0.0009)	(0.0182)	(0.0222)	(0.0133)	(0.0057)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0002)
Total dividends and distributions	(0.0000)[1]	(0.0009)	(0.0182)	(0.0222)	(0.0133)	(0.0059)
Net asset value, end of period	$1.0002	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002
Total investment return[2]	0.00%	0.07%	1.88%	2.24%	1.33%	0.61%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.15%[4]	0.18%	0.18%	0.16%	0.12%	0.15%
Net investment income (loss)[3]	0.01%[4]	0.11%	1.83%	2.26%	1.37%	0.51%
Supplemental data:
Net assets, end of period (000’s)	$3,521,941	$5,193,492	$9,334,162	$9,780,634	$5,226,567	$2,307,192

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

17

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0005	$1.0008	$1.0000
Net investment income (loss)	0.0001	0.0014	0.0036
Net realized gain (loss)	0.0000 [2]	(0.0003)	0.0008
Net increase (decrease) from operations	0.0001	0.0011	0.0044
Dividends from net investment income	(0.0001)	(0.0014)	(0.0036)
Distributions from net realized gains	—	(0.0000)[2]	—
Total dividends and distributions	(0.0001)	(0.0014)	(0.0036)
Net asset value, end of period	$1.0005	$1.0005	$1.0008
Total investment return[3]	0.02%	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.08%[5]	0.08%	0.08%[5]
Net investment income (loss)[4]	0.03%[5]	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$153,504	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

18

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from July 26, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.000 [2]	0.016	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.000 [2]	0.016	0.020	0.010	0.003
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.016)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.016)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.04%	1.66%	2.01%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.06%[5]	0.15%	0.18%	0.18%	0.18%	0.13%[5]
Net investment income (loss)[4]	0.01%[5]	0.04%	1.46%	2.03%	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,611,313	$2,825,954	$5,817,145	$2,123,329	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

19

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.016	0.020	0.010	0.003
Net realized gain (loss)	0.000 [1]	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.016	0.020	0.010	0.003
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.04%	1.62%	2.02%	1.00%	0.30%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.04%[4]	0.13%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.01%[4]	0.05%	1.47%	2.02%	0.98%	0.30%
Supplemental data:
Net assets, end of period (000’s)	$9,750,221	$10,472,327	$13,354,479	$6,934,537	$4,331,846	$4,272,835

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

20

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.018	0.022	0.012	0.005
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.018	0.022	0.012	0.005
Dividends from net investment income	(0.000)[1]	(0.001)	(0.018)	(0.022)	(0.012)	(0.005)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.001)	(0.018)	(0.022)	(0.012)	(0.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.10%	1.82%	2.19%	1.24%	0.54%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.01%[4]	0.12%	1.77%	2.20%	1.28%	0.58%
Supplemental data:
Net assets, end of period (000’s)	$1,395,758	$2,021,456	$3,830,044	$2,799,959	$1,594,687	$742,674

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

21

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.011	0.013	0.008	0.004
Net realized gain (loss)	—	—	—	—	—	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.011	0.013	0.008	0.004
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)	(0.008)	(0.004)
Distributions from net realized gains	—	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)	(0.008)	(0.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	1.15%	1.30%	0.83%	0.38%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.03%[4]	0.12%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.01%[4]	0.01%	1.13%	1.29%	0.84%	0.44%
Supplemental data:
Net assets, end of period (000’s)	$650,687	$673,846	$1,973,068	$1,677,875	$1,936,271	$1,369,824

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

22

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (55.37% for Prime Institutional Fund, 19.61% for ESG Prime Institutional Fund, 30.99% for Government Institutional Fund, 38.40% for Treasury Institutional Fund, 50.16% for Prime Reserves Fund, and 84.72% for Tax-Free Reserves Fund at October 31, 2021.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

23

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2021, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

24

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2021, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$243,774
ESG Prime Institutional Fund	10,853
Government Institutional Fund	179,048
Treasury Institutional Fund	680,606
Prime Reserves Fund	98,851
Tax-Free Reserves Fund	44,821

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and

25

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2021, UBS AM owed the Funds the following, representing reductions in administration fees for independent trustees’ fees and expenses:

Prime Institutional Fund	$16,586
ESG Prime Institutional Fund	8,531
Government Institutional Fund	13,100
Treasury Institutional Fund	31,625
Prime Reserves Fund	10,762
Tax-Free Reserves Fund	8,516

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2021, UBS AM owed the Funds, and for the period ended October 31, 2021, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$118,634	$571,682
Government Institutional Fund	236,946	1,008,192
Treasury Institutional Fund	706,865	3,925,259
Prime Reserves Fund	59,114	324,889
Tax-Free Reserves Fund	52,414	267,990

These amounts owed by or owed to UBS AM are shown at a net level on the statement of assets and liabilities.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2021 and April 30, 2021 were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2021		For the year ended April 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	753,849,871	$754,026,947	10,471,650,584	$10,476,209,039
Shares repurchased	(2,424,908,670)	(2,425,483,264)	(14,621,886,768)	(14,627,555,622)
Dividends reinvested	214,937	214,990	12,738,060	12,744,171
Net increase (decrease) in shares outstanding	(1,670,843,862)	$(1,671,241,327)	(4,137,498,124)	$(4,138,602,412)

ESG Prime Institutional Fund

	For the six months ended October 31, 2021		For the year ended April 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	47,966,467	$47,991,337	681,124,625	$681,489,682
Shares repurchased	(97,072,540)	(97,122,596)	(525,151,229)	(525,431,537)
Dividends reinvested	29,395	29,411	155,400	155,482
Net increase (decrease) in shares outstanding	(49,076,678)	$(49,101,848)	156,128,796	$156,213,627

26

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	4,435,050,509	9,529,172,221
Shares repurchased	(4,649,813,800)	(12,522,824,858)
Dividends reinvested	119,148	2,459,959
Net increase (decrease) in shares outstanding	(214,644,143)	(2,991,192,678)

Treasury Institutional Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	9,678,074,353	25,476,034,208
Shares repurchased	(10,400,640,240)	(28,365,437,833)
Dividends reinvested	455,618	7,251,997
Net increase (decrease) in shares outstanding	(722,110,269)	(2,882,151,628)

Prime Reserves Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	251,927,371	4,332,932,464
Shares repurchased	(877,707,954)	(6,147,092,828)
Dividends reinvested	82,482	5,600,034
Net increase (decrease) in shares outstanding	(625,698,101)	(1,808,560,330)

Tax-Free Reserves Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Shares sold	217,597,556	660,252,134
Shares repurchased	(240,787,017)	(1,959,872,759)
Dividends reinvested	30,745	399,191
Net increase (decrease) in shares outstanding	(23,158,716)	(1,299,221,434)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2021 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Institutional Fund	$—	$9,009,944	$—
UBS Select ESG Prime Institutional Fund	—	179,200	—
UBS Select Government Institutional Fund	—	1,612,020	—
UBS Select Treasury Institutional Fund	—	5,976,636	—
UBS Prime Reserves Fund	—	4,108,989	—
UBS Tax-Free Reserves Fund	145,104	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2022.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for the ESG Prime Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2021

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2021 to October 31, 2021.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

31

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2021	Ending account value October 31, 2021	Expenses paid during period 05/01/21 to 10/31/21[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,000.60	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Treasury Master Fund
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.10	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.05	0.15	0.03

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

32

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Japan	11.5
Canada	9.0
France	6.9
Germany	6.7
Total	51.4%

Portfolio composition[2]
Commercial paper	65.2%
Repurchase agreements	19.5
Certificates of deposit	10.2
Time deposits	5.1
Other assets less liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	53 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.1%
Japan	10.7
Canada	8.0
Singapore	7.2
Sweden	5.7
Total	55.7%

Portfolio composition[2]
Commercial paper	67.7%
Repurchase agreements	21.3
Certificates of deposit	6.4
Time deposits	4.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	32 days

Portfolio composition[2]
Repurchase agreements	52.6%
U.S. government agency obligations	29.3
U.S. Treasury obligations	19.5
Liabilities in excess of other assets	(1.4)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	33 days

Portfolio composition[2]
Repurchase agreements	55.2%
U.S. Treasury obligations	46.8
Liabilities in excess of other assets	(2.0)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	58 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	12.8
Japan	10.7
France	8.9
Germany	8.4
Total	58.1%

Portfolio composition[2]
Commercial paper	72.0%
Repurchase agreements	11.0
Certificates of deposit	10.0
Time deposits	6.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2021 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.4%
Tax-exempt commercial paper	9.6
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.2%
Banking-non-U.S.—9.4%
Bank of Montreal 0.160%, due 04/08/22	$33,000,000	$32,998,965
0.200%, due 07/13/22	19,000,000	18,992,261
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,966,114
MUFG Bank Ltd. 0.140%, due 04/08/22	33,000,000	32,993,362
0.150%, due 01/18/22	35,000,000	35,002,752
Norinchukin Bank 0.150%, due 11/22/21	85,000,000	85,003,964
0.150%, due 02/25/22	42,000,000	41,999,994
0.190%, due 11/05/21	85,000,000	85,001,816
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	32,000,000	32,004,629
Sumitomo Mitsui Banking Corp. 0.160%, due 11/18/21	40,000,000	40,001,843
SOFR + 0.110%, 0.160%, due 04/14/22[1]	33,000,000	33,001,135
0.200%, due 04/27/22	32,000,000	31,993,606
Sumitomo Mitsui Trust Bank Ltd. 0.120%, due 11/17/21	55,000,000	55,001,306
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	16,000,000	16,000,424
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	28,000,000	28,000,000

		600,962,171

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	50,000,000	50,004,836
Total certificates of deposit (cost—$651,000,000)		650,967,007

Commercial paper[2]—65.2%
Asset-backed-miscellaneous—15.3%
Albion Capital Corp. 0.140%, due 01/20/22	33,000,000	32,987,598
0.142%, due 12/23/21	36,466,000	36,458,367
Barton Capital Corp. 0.080%, due 11/04/21	40,000,000	39,999,440
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,400
0.140%, due 02/24/22	26,000,000	25,988,069
0.150%, due 04/12/22	35,500,000	35,470,712
0.180%, due 11/05/21	44,000,000	43,999,358
LMA Americas LLC 0.120%, due 11/30/21	40,000,000	39,996,551
0.150%, due 02/04/22	36,000,000	35,986,966
0.150%, due 02/10/22	23,000,000	22,991,030
0.150%, due 02/14/22	20,300,000	20,291,718
0.160%, due 04/07/22	22,000,000	21,983,084
0.170%, due 11/08/21	20,000,000	19,999,517
0.170%, due 11/10/21	6,000,000	5,999,824

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Nieuw Amsterdam Receivables Corp. BV 0.110%, due 11/12/21	$16,000,000	$15,999,446
Old Line Funding LLC 0.130%, due 01/11/22	82,000,000	81,981,627
0.140%, due 01/24/22	32,000,000	31,990,875
0.150%, due 03/30/22	50,000,000	49,967,700
0.160%, due 02/10/22	30,000,000	29,989,167
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	25,000,000	24,998,926
0.110%, due 12/13/21	45,000,000	44,994,375
0.115%, due 01/06/22	49,000,000	48,989,106
Starbird Funding Corp. 0.100%, due 01/06/22	10,000,000	9,997,777
Thunder Bay Funding LLC 0.160%, due 03/04/22[3]	47,000,000	46,976,312
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	44,000,000	43,999,449
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	43,000,000	43,004,106
Victory Receivables Corp. 0.095%, due 11/02/21	53,812,000	53,811,504
0.115%, due 12/08/21	48,600,000	48,594,654

		972,441,658

Banking-non-U.S.—48.3%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	22,000,000	22,000,373
0.190%, due 11/29/21	31,000,000	30,998,131
0.200%, due 12/21/21	31,000,000	30,996,805
ASB Finance Ltd. 0.170%, due 03/25/22	35,000,000	34,980,277
0.185%, due 04/06/22	39,000,000	38,973,818
0.220%, due 11/24/21	67,000,000	66,996,274
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	41,000,000	41,001,358
0.230%, due 04/07/22	24,750,000	24,736,030
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	71,000,000	70,970,405
Barclays Bank PLC 0.120%, due 11/23/21	63,000,000	62,995,800
0.140%, due 12/14/21	54,700,000	54,692,242
BNZ International Funding Ltd. 0.150%, due 04/01/22	33,000,000	32,979,531
0.170%, due 11/15/21	47,000,000	46,998,424
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	33,000,000	32,999,288
Caisse des Depots et Consignations 0.180%, due 01/14/22	25,000,000	24,993,583
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	37,000,000	36,975,957
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,929,300
0.300%, due 10/21/22	31,000,000	30,905,931

39

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DBS Bank Ltd. 0.100%, due 11/18/21	$36,000,000	$35,997,960
0.145%, due 04/01/22	31,000,000	30,976,528
0.160%, due 11/15/21	40,000,000	39,998,206
Dexia Credit Local SA 0.095%, due 11/02/21	35,000,000	34,999,716
0.105%, due 12/01/21	49,000,000	48,995,957
0.150%, due 03/17/22	65,000,000	64,961,601
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	255,000,000	254,998,258
Erste Finance LLC 0.070%, due 11/04/21	230,000,000	229,996,396
Federation des Caisses Desjardins du Quebec 0.050%, due 11/03/21	60,000,000	59,999,550
0.050%, due 11/04/21	50,000,000	49,999,550
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	34,000,000	33,999,735
Mizuho Bank Ltd. 0.115%, due 12/13/21	30,000,000	29,997,563
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	29,000,000	29,002,665
National Bank of Canada 0.140%, due 02/14/22	36,000,000	35,986,392
0.170%, due 03/25/22	39,000,000	38,974,998
0.175%, due 05/20/22	21,000,000	20,975,369
Nordea Bank Abp 0.090%, due 12/14/21	25,000,000	24,997,445
NRW Bank 0.055%, due 11/05/21	50,000,000	49,999,319
0.060%, due 11/02/21	120,000,000	119,999,066
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	33,000,000	32,973,088
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	31,000,000	31,002,640
0.180%, due 07/01/22	31,000,000	30,951,054
Skandinaviska Enskilda Banken AB 0.170%, due 04/01/22	35,000,000	34,975,445
0.180%, due 11/18/21	45,000,000	44,998,250
0.185%, due 04/18/22	30,000,000	29,974,208
0.200%, due 02/11/22	40,000,000	39,987,167
Societe Generale SA 0.050%, due 11/02/21	73,000,000	72,999,432
0.050%, due 11/05/21	130,000,000	129,998,231
Sumitomo Mitsui Banking Corp. 0.125%, due 11/01/21	42,350,000	42,349,823
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	30,000,000	29,995,967
0.140%, due 02/07/22	63,000,000	62,976,139
0.150%, due 01/28/22	16,000,000	15,995,106
0.170%, due 11/10/21	23,000,000	22,999,571
Svenska Handelsbanken AB 0.130%, due 02/18/22	36,000,000	35,989,360
0.210%, due 12/16/21	35,000,000	34,996,453

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB 0.150%, due 02/23/22	$33,000,000	$32,988,632
Toronto-Dominion Bank 0.060%, due 11/02/21	50,000,000	49,999,555
0.150%, due 03/21/22	25,000,000	24,984,608
0.240%, due 05/05/22	45,000,000	44,956,290
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,956,522
0.205%, due 02/07/22	43,000,000	42,983,473
0.220%, due 05/03/22	44,000,000	43,952,260
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	45,000,000	45,002,576
0.180%, due 12/01/21	45,000,000	44,997,071
0.200%, due 09/09/22	34,000,000	33,915,510
0.270%, due 10/12/22	33,000,000	32,903,981

		3,068,782,213

Banking-U.S.—1.6%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	42,000,000	42,000,000
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,958,690
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,980,816

		103,939,506
Total commercial paper (cost—$4,145,129,516)		4,145,163,377

Time deposits—5.1%
Banking-non-U.S.—5.1%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	210,000,000	210,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	63,000,000	63,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	50,000,000	50,000,000
Total time deposits (cost—$323,000,000)		323,000,000

Repurchase agreements—19.5%
Repurchase agreement dated 10/29/21 with Barclays Bank PLC, 0.050% due 11/01/21, collateralized by $208,687,184 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.500% due 05/01/51 to 10/01/51; (value—$204,000,000); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.160% due 11/01/21, collateralized by $317,290,244 various asset-backed convertible bonds, zero coupon to 8.294% due 06/15/22 to 09/25/66; (value—$187,570,549); proceeds: $175,002,333	175,000,000	175,000,000

40

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $111,698,328 various asset-backed convertible bonds, zero coupon to 8.625% due 12/29/21 to 05/15/51; (value—$54,228,913); proceeds: $50,000,833	$50,000,000	$50,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $194,732,100 U.S. Treasury Note, 1.625% due 04/30/23; (value—$200,000,905); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.300% due 11/05/21, collateralized by $171,192,746 various asset-backed convertible bonds, 3.750% to 8.250% due 02/15/23 to 01/31/29; (value—$81,000,000); proceeds: $75,004,375[4]	75,000,000	75,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.300% due 11/05/21, collateralized by $22,888,079 various asset-backed convertible bonds, zero coupon to 8.750% due 11/15/22 to 10/15/45 and $19,616 shares of an equity security; (value—$59,398,052); proceeds: $54,003,150[4]	54,000,000	54,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.400% due 12/03/21, collateralized by $28,304,910 various asset-backed convertible bonds, zero coupon to 5.000% due 02/15/22 to 12/01/50 and $320,100 shares of equity securities; (value—$55,014,440); proceeds: $50,019,444[4]	50,000,000	50,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $685,356,863 Government National Mortgage Association obligations, 3.000% due 08/20/47 to 08/20/49; (value—$204,000,000); proceeds: $200,000,833	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.720% due 02/01/22, collateralized by $219,116,850 various asset-backed convertible bonds, zero coupon to 9.350% due 03/01/22 to 12/31/99 and $3,982 shares of various equity securities; (value—$250,938,518); proceeds: $235,446,500[4]	235,000,000	235,000,000
Total repurchase agreements (cost—$1,239,000,000)		1,239,000,000
Total investments (cost—$6,358,129,516 which approximates cost for federal income tax purposes)—100.0%		6,358,130,384

Other assets in excess of liabilities—0.00%†		2,664,853
Net assets—100.0%		$6,360,795,237

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$650,967,007	$—	$650,967,007
Commercial paper	—	4,145,163,377	—	4,145,163,377
Time deposits	—	323,000,000	—	323,000,000
Repurchase agreements	—	1,239,000,000	—	1,239,000,000
Total	$—	$6,358,130,384	$—	$6,358,130,384

At October 31, 2021, there were no transfers in or out of Level 3.

41

Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $522,024,782, represented 5.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

42

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—6.4%
Banking-non-U.S.—6.0%
Bank of Montreal 0.160%, due 04/08/22	$4,000,000	$3,999,874
0.200%, due 06/23/22	3,000,000	2,999,287
MUFG Bank Ltd. 0.140%, due 04/08/22	2,000,000	1,999,598
Norinchukin Bank 0.110%, due 11/29/21	5,000,000	5,000,129
0.150%, due 11/22/21	6,000,000	6,000,280
0.190%, due 11/05/21	3,000,000	3,000,064
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/24/22	5,000,000	4,999,393
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	2,000,000	2,000,289
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	5,000,000	5,000,119
SOFR + 0.110%, 0.160%, due 04/14/22[1]	4,000,000	4,000,137
0.200%, due 04/27/22	4,000,000	3,999,201
Svenska Handelsbanken
3 mo. USD LIBOR + 0.010%, 0.134%, due 11/17/21[1]	2,000,000	2,000,074
Toronto-Dominion Bank
3 mo. BSBY + 0.050%, 0.143%, due 12/09/21[1]	2,000,000	2,000,000

		46,998,445

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	3,000,000	3,000,290
Total certificates of deposit (cost—$50,000,000)		49,998,735

Commercial paper[2]—67.7%
Asset-backed-miscellaneous—25.5%
Albion Capital Corp. 0.140%, due 01/20/22	4,000,000	3,998,497
Atlantic Asset Securitization LLC 0.060%, due 11/01/21	1,500,000	1,499,990
SOFR + 0.070%, 0.120%, due 03/30/22[1,3]	10,000,000	10,000,000
Barton Capital SA 0.070%, due 11/01/21	15,000,000	14,999,897
Chariot Funding LLC 0.095%, due 11/16/21	13,000,000	12,999,402
Fairway Finance Corp. 0.135%, due 02/22/22	5,500,000	5,497,519
0.140%, due 02/24/22	2,000,000	1,999,082
0.150%, due 04/12/22	5,000,000	4,995,875
0.180%, due 11/05/21	3,000,000	2,999,956
0.180%, due 11/15/21	2,750,000	2,749,882
Gotham Funding Corp. 0.100%, due 01/05/22	10,000,000	9,997,677

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Liberty Street Funding LLC 0.115%, due 11/08/21	$5,000,000	$4,999,897
LMA Americas LLC 0.120%, due 11/30/21	2,000,000	1,999,827
0.150%, due 02/04/22	4,000,000	3,998,552
0.150%, due 02/10/22	3,000,000	2,998,830
0.170%, due 11/10/21	1,750,000	1,749,949
Manhattan Asset Funding Co. LLC 0.095%, due 11/08/21	14,000,000	13,999,662
Nieuw Amsterdam Receivables Corp. 0.095%, due 11/12/21	12,000,000	11,999,585
0.110%, due 11/12/21	4,000,000	3,999,861
Old Line Funding LLC 0.120%, due 01/20/22	10,000,000	9,997,349
0.130%, due 01/11/22	2,000,000	1,999,552
0.140%, due 01/24/22	3,000,000	2,999,144
0.160%, due 02/23/22	4,000,000	3,998,323
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	3,000,000	2,999,871
0.110%, due 12/13/21	6,000,000	5,999,250
0.110%, due 12/16/21	9,000,000	8,998,776
Starbird Funding Corp. 0.060%, due 11/01/21	28,000,000	27,999,809
Thunder Bay Funding LLC 0.140%, due 01/10/22	5,000,000	4,998,996
0.160%, due 03/04/22[3]	5,000,000	4,997,480
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	2,000,000	1,999,975
Victory Receivables Corp. 0.095%, due 11/02/21	5,000,000	4,999,954

		199,472,419

Banking-non-U.S.—39.4%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	1,000,000	1,000,017
0.190%, due 11/29/21	2,000,000	1,999,879
0.200%, due 12/21/21	2,000,000	1,999,794
ASB Finance Ltd. 0.090%, due 11/10/21	5,000,000	4,999,887
0.185%, due 04/06/22	3,000,000	2,997,986
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,987,344
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	3,000,000	3,000,099
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	4,000,000	3,998,333
0.140%, due 03/09/22	4,000,000	3,998,151
Barclays Bank PLC 0.120%, due 11/23/21	8,000,000	7,999,467
0.130%, due 11/12/21	8,000,000	7,999,754
0.140%, due 12/14/21	6,000,000	5,999,149
BNZ International Funding Ltd.
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	4,000,000	3,999,914

43

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	$2,500,000	$2,498,375
0.240%, due 05/04/22	2,500,000	2,497,598
Commonwealth Bank of Australia 0.265%, due 10/14/22	3,000,000	2,991,162
0.300%, due 10/21/22	4,000,000	3,987,862
DBS Bank Ltd. 0.130%, due 02/01/22	3,000,000	2,998,797
0.140%, due 12/21/21	3,000,000	2,999,536
0.145%, due 04/01/22	4,000,000	3,996,971
0.160%, due 11/15/21	2,500,000	2,499,888
DBS Group Holdings Ltd. 0.220%, due 04/01/22	7,000,000	6,995,359
Dexia Credit Local SA 0.105%, due 12/01/21	6,000,000	5,999,505
0.150%, due 03/17/22	8,000,000	7,995,274
Erste Finance LLC 0.070%, due 11/04/21	25,000,000	24,999,608
Kreditanstalt fuer Wiederaufbau 0.200%, due 01/26/22	2,000,000	1,999,510
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	3,500,000	3,499,973
0.115%, due 11/08/21	4,000,000	3,999,921
National Australia Bank Ltd. 0.100%, due 01/18/22	7,000,000	6,998,567
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	3,000,000	3,000,276
National Bank of Canada 0.140%, due 02/14/22	4,000,000	3,998,488
0.140%, due 02/15/22	4,000,000	3,998,474
0.170%, due 03/25/22	3,300,000	3,297,884
0.170%, due 05/20/22	4,000,000	3,995,308
Oversea-Chinese Banking Corp. Ltd. 0.140%, due 02/03/22	3,000,000	2,998,876
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	4,000,000	4,000,341
0.180%, due 07/01/22	4,000,000	3,993,684
0.210%, due 12/08/21	2,000,000	1,999,816
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,995,157
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/21	6,000,000	5,999,837
0.150%, due 12/20/21	3,000,000	2,999,666
0.160%, due 11/09/21	3,000,000	2,999,936
0.185%, due 04/18/22	4,000,000	3,996,561
0.200%, due 12/10/21	2,500,000	2,499,784
0.200%, due 02/11/22	1,000,000	999,679
0.210%, due 01/05/22	2,000,000	1,999,679
Societe Generale SA 0.050%, due 11/05/21	10,000,000	9,999,864
Sumitomo Mitsui Trust Bank Ltd. 0.125%, due 12/02/21	6,000,000	5,999,541
0.140%, due 02/07/22	8,000,000	7,996,970
0.150%, due 01/28/22	4,000,000	3,998,777
Svenska Handelsbanken AB 0.095%, due 11/05/21	5,000,000	4,999,932

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
0.110%, due 11/22/21	$3,000,000	$2,999,860
0.130%, due 02/18/22	4,000,000	3,998,818
0.160%, due 02/18/22	3,000,000	2,999,113
0.170%, due 11/19/21	1,800,000	1,799,927
0.210%, due 12/16/21	2,000,000	1,999,797
Swedbank AB 0.150%, due 02/23/22	4,000,000	3,998,622
Toronto-Dominion Bank 0.060%, due 11/02/21	15,000,000	14,999,867
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	2,000,000	2,000,206
0.240%, due 05/05/22	3,000,000	2,997,086
United Overseas Bank Ltd. 0.100%, due 11/16/21	8,000,000	7,999,672
0.165%, due 06/01/22	4,000,000	3,995,031
0.190%, due 02/07/22	3,000,000	2,998,847
0.220%, due 05/03/22	3,000,000	2,996,745
Westpac Banking Corp. 0.180%, due 11/15/21	2,000,000	1,999,934
0.185%, due 11/18/21	2,000,000	1,999,922
0.195%, due 09/07/22	4,500,000	4,488,928
0.270%, due 10/12/22	4,000,000	3,988,361
Westpac Securities NZ Ltd. 0.130%, due 02/07/22	7,825,000	7,823,090
0.200%, due 11/15/21	2,000,000	1,999,934

		308,789,970

Banking-U.S.—2.8%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	2,000,000	2,000,000
0.215%, due 01/03/22	1,500,000	1,499,780
Collateralized Commercial Paper FLEX Co. LLC 0.160%, due 01/20/22	2,000,000	1,999,424
0.180%, due 04/08/22	2,000,000	1,998,372
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/22/22	2,000,000	1,999,104
0.200%, due 05/20/22	4,000,000	3,994,993
Cooperatieve Rabobank UA 0.150%, due 11/10/21	3,000,000	2,999,930
0.160%, due 05/06/22	3,000,000	2,998,016
0.170%, due 11/29/21	2,500,000	2,499,849

		21,989,468
Total commercial paper (cost—$530,254,194)		530,251,857

Time deposit—4.5%
Banking-non-U.S.—4.5%
Mizuho Bank Ltd. 0.070%, due 11/01/21 (cost—$35,000,000)	35,000,000	35,000,000

44

ESG Prime Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—21.3%
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.400% due 12/03/21, collateralized by $1,075,000 asset-backed convertible bonds, 3.375% due 08/15/26; (value—$1,100,733); proceeds: $1,000,389[4]	$1,000,000	$1,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $162,651,200 U.S. Treasury Notes, 2.125% due 9/30/24; (value—$169,320,061); proceeds: $166,000,692	166,000,000	166,000,000
Total repurchase agreements (cost—$167,000,000)		167,000,000
Total investments (cost—$782,254,194 which approximates cost for federal income tax purposes)—99.9%		782,250,592

Other assets in excess of liabilities—0.1%		585,282
Net assets—100.0%		$782,835,874

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$49,998,735	$—	$49,998,735
Commercial paper	—	530,251,857	—	530,251,857
Time deposit	—	35,000,000	—	35,000,000
Repurchase agreements	—	167,000,000	—	167,000,000
Total	$—	$782,250,592	$—	$782,250,592

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $35,998,308, represented 4.6% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

45

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. government agency obligations—29.3%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,977,110
SOFR + 0.013%, 0.063%, due 11/01/21[2]	62,000,000	61,999,999
0.070%, due 08/10/22	37,000,000	36,999,726
0.070%, due 08/19/22	40,000,000	39,997,271
SOFR + 0.025%, 0.075%, due 11/01/21[2]	77,000,000	77,000,000
SOFR + 0.025%, 0.075%, due 11/01/21[2]	28,000,000	28,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	15,000,000	15,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	6,000,000	6,000,000
SOFR + 0.030%, 0.080%, due 11/01/21[2]	42,000,000	42,000,000
SOFR + 0.035%, 0.085%, due 11/01/21[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2,3]	40,000,000	40,000,000
SOFR + 0.050%, 0.100%, due 11/01/21[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.105%, due 11/01/21[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	2,000,000	2,000,000
Federal Home Loan Bank 0.030%, due 12/22/21[1]	75,000,000	74,996,813
0.040%, due 11/12/21	80,000,000	79,999,979
0.040%, due 11/24/21[1]	83,000,000	82,997,879
0.042%, due 12/15/21[1]	82,000,000	81,995,791
0.043%, due 01/05/22[1]	81,000,000	80,993,711
0.043%, due 01/12/22[1]	80,000,000	79,993,120
0.045%, due 02/01/22	60,000,000	59,999,844
0.050%, due 03/17/22	37,000,000	36,998,386
0.056%, due 04/22/22[1]	79,000,000	78,978,863
SOFR + 0.010%, 0.060%, due 11/01/21[2]	510,000,000	510,000,000
SOFR + 0.010%, 0.060%, due 10/07/22[2]	100,000,000	100,000,000
SOFR + 0.040%, 0.090%, due 11/01/21[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.110%, due 11/01/21[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.140%, due 11/01/21[2]	46,000,000	46,000,000
SOFR + 0.150%, 0.200%, due 11/01/21[2]	116,000,000	116,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.145%, due 11/01/21[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.150%, due 11/01/21[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.240%, due 11/01/21[2]	115,000,000	115,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
Federal National Mortgage Association
SOFR + 0.180%, 0.230%, due 11/01/21[2]	$115,000,000	$115,000,000
Total U.S. government agency obligations (cost—$2,474,428,492)		2,474,428,492

U.S. Treasury obligations—19.5%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	76,000,000	75,993,719
0.046%, due 01/11/22[1]	94,080,000	94,071,650
0.051%, due 02/01/22[1]	81,000,000	80,989,650
0.056%, due 03/01/22[1]	82,000,000	81,985,092
U.S. Treasury Bills 0.030%, due 11/26/21[1]	48,000,000	47,999,000
0.036%, due 12/02/21[1]	78,000,000	77,997,649
0.036%, due 12/23/21[1]	10,000,000	9,999,494
0.036%, due 12/30/21[1]	83,000,000	82,995,239
0.046%, due 03/24/22[1]	73,000,000	72,986,951
0.049%, due 12/07/21[1]	79,000,000	78,996,169
0.051%, due 11/30/21[1]	38,000,000	37,998,469
0.051%, due 12/28/21[1]	21,000,000	20,998,338
0.051%, due 02/10/22[1]	87,000,000	86,987,796
0.051%, due 02/17/22[1]	77,000,000	76,988,450
0.051%, due 02/24/22[1]	80,000,000	79,987,222
0.051%, due 03/31/22[1]	83,000,000	82,982,708
0.056%, due 02/03/22[1]	85,000,000	84,987,793
0.056%, due 03/03/22[1]	80,000,000	79,985,089
0.061%, due 04/28/22[1]	82,000,000	81,975,674
0.080%, due 08/11/22[1]	35,000,000	34,978,402
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/02/21[2]	49,000,000	49,000,000
0.125%, due 08/31/22	39,000,000	39,014,203
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	70,000,000	70,003,840
1.500%, due 09/15/22	53,000,000	53,653,247
1.875%, due 01/31/22	38,000,000	38,172,301
1.875%, due 02/28/22	19,000,000	19,113,157
Total U.S. Treasury obligations (cost—$1,640,841,302)		1,640,841,302

Repurchase agreements—52.6%
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $992,500 U.S. Treasury Bond, 1.375% due 08/15/50 and $2,971,910,400 U.S. Treasury Notes, 0.250% to 1.625% due 04/30/23 to 08/31/26; (value—$2,950,012,333); proceeds: $2,950,012,292	2,950,000,000	2,950,000,000

46

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $816,100 U.S Treasury Bill, zero coupon due 01/20/22 and $181,562,100 U.S. Treasury Note, 2.500% due 01/15/22; (value—$184,620,035); proceeds: $181,000,151	$181,000,000	$181,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $842,184 Federal Home Loan Mortgage Corp. obligation, 2.500% due 09/01/51 and $522,564,075 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/31 to 10/01/51; (value—$510,000,000); proceeds: $500,002,083	500,000,000	500,000,000
Repurchase agreement dated 10/29/21 with J.P. Morgan Securities LLC, 0.050% due 11/01/21, collateralized by $199,055,000 Federal Home Loan Bank obligations, 0.680% to 4.150% due 02/24/26 to 06/01/38; (value—$204,002,086); proceeds: $200,000,833	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/01/21, collateralized by $21,474,300 Federal Home Loan Mortgage Corp. obligations, 2.274% to 6.000% due 05/01/27 to 09/01/51 and $229,494,603 Federal National Mortgage Association obligations, 1.500% to 6.000% due 11/01/26 to 10/01/51 (value—$204,000,000); proceeds: $200,001,000[4]	200,000,000	200,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.190% due 01/27/22, collateralized by $221,514,810 Federal Home Loan Mortgage Corp. obligations, 0.030% to 14.774% due 08/15/33 to 10/15/61 and $723,870,752 Federal National Mortgage Association obligations, 2.500% to 5.961% due 04/25/36 to 10/25/51; (value—$103,000,000); proceeds: $100,047,500[4]	100,000,000	100,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with MUFG Securities Americas, Inc., 0.060% due 12/03/21, collateralized by $131,881,933 Federal Home Loan Mortgage Corp. obligations, 1.250% to 3.650% due 02/25/23 to 04/25/51 and $91,406,166 Federal National Mortgage Association obligations, 2.988% to 4.500% due 10/25/23 to 09/25/49 and $75,538,600 Government National Mortgage Association obligations, 1.500% to 2.000% due 02/20/51 to 03/16/62; (value—$204,000,000); proceeds: $200,011,667[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with Toronto-Dominion Bank, 0.050% due 11/01/21, collateralized by $217,428,422 Federal National Mortgage Association obligations, 1.500% to 4.500% due 05/01/26 to 09/01/51 and $9,473,383 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/45 to 07/20/51; (value—$102,000,000); proceeds: $100,000,417	100,000,000	100,000,000
Total repurchase agreements (cost—$4,431,000,000)		4,431,000,000
Total investments (cost—$8,546,269,794 which approximates cost for federal income tax purposes)—101.4%		8,546,269,794

Liabilities in excess of other assets—(1.4)%		(118,291,131)
Net assets—100.0%		$8,427,978,663

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

47

Government Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$2,474,428,492	$—	$2,474,428,492
U.S. Treasury obligations	—	1,640,841,302	—	1,640,841,302
Repurchase agreements	—	4,431,000,000	—	4,431,000,000
Total	$—	$8,546,269,794	$—	$8,546,269,794

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

48

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—46.8%
U.S. Cash Management Bill 0.036%, due 01/25/22[1]	$464,000,000	$463,961,656
0.046%, due 01/04/22[1]	45,590,000	45,586,353
0.046%, due 01/11/22[1]	220,000,000	219,980,475
0.046%, due 01/18/22[1]	230,000,000	229,977,575
0.051%, due 02/01/22[1]	232,000,000	231,970,356
0.056%, due 03/01/22[1]	256,000,000	255,953,458
U.S. Treasury Bills 0.030%, due 11/18/21[1]	326,480,000	326,475,375
0.030%, due 11/26/21[1]	216,000,000	215,995,500
0.036%, due 11/12/21[1]	307,000,000	306,996,717
0.036%, due 12/02/21[1]	363,000,000	362,989,060
0.036%, due 12/23/21[1]	31,322,000	31,320,416
0.036%, due 12/30/21[1]	468,000,000	467,973,156
0.041%, due 12/09/21[1]	324,000,000	323,986,320
0.043%, due 03/24/22[1]	250,000,000	249,957,795
0.046%, due 03/24/22[1]	462,000,000	461,917,417
0.049%, due 12/07/21[1]	246,000,000	245,988,069
0.051%, due 11/23/21[1]	250,000,000	249,992,361
0.051%, due 11/30/21[1]	105,200,000	105,195,763
0.051%, due 12/28/21[1]	63,480,000	63,474,974
0.051%, due 01/13/22[1]	102,096,300	102,085,948
0.051%, due 01/20/22[1]	257,917,100	257,888,442
0.051%, due 01/27/22[1]	257,901,500	257,870,337
0.051%, due 02/10/22[1]	244,000,000	243,965,772
0.051%, due 02/17/22[1]	235,603,500	235,568,159
0.051%, due 02/24/22[1]	243,000,000	242,961,187
0.051%, due 03/31/22[1]	468,000,000	467,902,499
0.056%, due 02/03/22[1]	250,000,000	249,964,097
0.056%, due 03/03/22[1]	244,000,000	243,954,520
0.061%, due 04/28/22[1]	258,000,000	257,923,461
0.080%, due 08/11/22[1]	107,000,000	106,933,971
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.084%, due 11/01/21[2]	614,210,000	614,235,328
3 mo.Treasury money market yield + 0.034%, 0.089%, due 11/02/21[2]	468,575,000	468,592,011
3 mo.Treasury money market yield + 0.035%, 0.090%, due 11/01/21[2]	250,000,000	250,000,000
3 mo.Treasury money market yield + 0.049%, 0.104%, due 11/01/21[2]	852,950,000	853,041,964
3 mo.Treasury money market yield + 0.055%, 0.110%, due 07/31/22[2]	250,000,000	249,998,110
0.125%, due 08/31/22	117,000,000	117,042,609
3 mo. Treasury money market yield + 0.114%, 0.169%, due 04/30/22[2]	1,030,000,000	1,030,109,433
3 mo.Treasury money market yield + 0.154%, 0.209%, due 01/31/22[2]	250,000,000	249,978,797
1.500%, due 09/15/22	156,000,000	157,922,765
1.750%, due 06/15/22	150,000,000	151,562,786

	Face Amount	Value
U.S. Treasury obligations—(concluded)
1.875%, due 01/31/22	$142,000,000	$142,643,862
1.875%, due 02/28/22	71,000,000	71,422,850
Total U.S. Treasury obligations (cost—$11,883,261,704)		11,883,261,704

Repurchase agreements—55.2%
Repurchase agreement dated 10/29/21 with Barclays Capital, Inc., 0.050% due 11/01/21, collateralized by $148,019,300 U.S. Treasury Bonds, 1.875% to 3.875% due 8/15/40 to 2/15/46, $806,379,200 U.S. Treasury Notes, 0.089% to 3.125% due 10/31/21 to 5/15/30 and $34,712,300 U.S. Treasury Bill, zero coupon due 2/24/22; (value—$1,020,000,042); proceeds: $1,000,004,167	1,000,000,000	1,000,000,000

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $27,059,400 U.S. Treasury Bonds, 2.750% to 6.250% due 8/15/23 to 2/15/47, $1,181,300 U.S. Treasury Inflation Index Bonds, 2.375% to 3.625% due 1/15/25 to 4/15/28, $6,113,800 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 1/15/23 to 7/15/27, $18,331,100 U.S. Treasury Notes, 0.089% to 2.625% due 1/31/22 to 5/15/29, $2,246,800 U.S. Treasury Bills, zero coupon due 11/12/21 to 4/14/22, $35,601,285 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 5/15/48 and $30,551,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 11/15/48; (value—$102,000,000); proceeds: $100,000,417

	100,000,000	100,000,000
Repurchase agreement dated 10/29/21 with Federal Reserve Bank of New York, 0.050% due 11/01/21, collateralized by $2,810,100 U.S. Treasury Bond, 1.375% due 8/15/50 and $10,178,093,200 U.S. Treasury Notes, 0.125% to 2.875% due 5/15/23 to 8/31/26; (value—$10,570,044,107); proceeds: $10,570,044,042	10,570,000,000	10,570,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $56,423,300 U.S. Treasury Note, 2.500% due 1/15/22; (value—$57,120,020); proceeds: $56,000,047	56,000,000	56,000,000

49

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/21 with Goldman Sachs & Co., 0.050% due 11/02/21, collateralized by $198,161,900 U.S. Treasury Note, 1.750% due 11/15/29; (value—$204,000,062); proceeds: $200,001,944	$200,000,000	$200,000,000
Repurchase agreement dated 10/29/21 with JP Morgan Securities USA LLC, 0.050% due 11/01/21, collateralized by $202,394,800 U.S. Treasury Note, 2.500% due 1/15/22 and $509,199,000 U.S. Treasury Bills, zero coupon due 12/14/21 to 1/25/22; (value—$714,000,179); proceeds: $700,002,917	700,000,000	700,000,000
Repurchase agreement dated 10/28/2021 with JP Morgan Securities LLC, 0.050% due 11/04/2021, collateralized by $300 U.S. Treasury Bond, 7.500% due 11/15/24, $441,481,700 U.S. Treasury Notes, 0.125% to 2.500% due 8/15/23 to 10/15/24 and $82 U.S. Treasury Bond STRIP, zero coupon due 8/15/23; (value—$459,000,010); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/01/21, collateralized by $31,229,900 U.S. Treasury Notes, 0.625% due 07/31/26; (value—$30,498,044); proceeds: $29,900,125	29,900,000	29,900,000
Repurchase agreement dated 10/29/21 with Mizuho Securities USA LLC, 0.050% due 11/01/21, collateralized by $99,121,200 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 5/15/28; (value—$102,000,009); proceeds: $100,000,417	100,000,000	100,000,000

Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/21 with MUFG Securities Americas Inc., 0.050% due 11/01/21, collateralized by $131,175,400 U.S. Treasury Bonds, 1.875% to 5.500% due 8/15/28 to 2/15/50, $24,232,900 U.S. Treasury Inflation Index Bonds, 0.750% to 3.375% due 4/15/32 to 2/15/47, $354,187,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/22 to 7/15/30, $145,614,400 U.S. Treasury Notes, 0.125% to 2.875% due 11/15/21 to 11/15/30, $5,400,100 U.S. Treasury Bill, zero coupon due 3/10/22, $35,055,000 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/26 to 8/15/30 and $2,919,900 U.S. Treasury Bond Principal STRIP, zero coupon due 2/15/50; (value—$816,000,170); proceeds: $800,003,333

$800,000,000	$800,000,000
Total repurchase agreements (cost—$14,005,900,000)	14,005,900,000
Total investments (cost—$25,889,161,704 which approximates cost for federal income tax purposes)—102.0%	25,889,161,704

Liabilities in excess of other assets—(2.0)%	(500,598,423)
Net assets—100.0%	$25,388,563,281

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,883,261,704	$—	$11,883,261,704
Repurchase agreements	—	14,005,900,000	—	14,005,900,000
Total	$—	$25,889,161,704	$—	$25,889,161,704

At October 31, 2021, there were no transfers in or out of Level 3.

50

Treasury Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

51

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—9.3%
Bank of Montreal 0.160%, due 04/08/22	$15,000,000	$15,000,000
0.200%, due 07/13/22	13,000,000	13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
MUFG Bank Ltd. 0.140%, due 04/08/22	15,000,000	15,000,000
Norinchukin Bank 0.110%, due 11/29/21	10,000,000	10,000,000
0.150%, due 11/22/21	40,000,000	40,000,000
0.150%, due 02/25/22	8,000,000	8,000,000
0.190%, due 11/05/21	40,000,000	40,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.110%, 0.228%, due 12/16/21[1]	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp. 0.120%, due 11/17/21	26,000,000	26,000,000
SOFR + 0.110%, 0.160%, due 04/14/22[1]	15,000,000	15,000,000
0.200%, due 04/27/22	15,000,000	15,000,000
Svenska Handelsbanken
SOFR + 0.080%, 0.130%, due 03/23/22[1]	8,000,000	8,000,000

		258,000,000

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.010%, 0.134%, due 12/21/21[1]	20,000,000	20,000,000
Total certificates of deposit (cost—$278,000,000)		278,000,000

Commercial paper[2]—72.0%
Asset-backed-miscellaneous—17.8%
Albion Capital Corp. 0.140%, due 01/20/22	15,084,000	15,079,307
0.142%, due 12/23/21	15,000,000	14,996,967
Antalis SA 0.070%, due 11/02/21	10,000,000	9,999,981
Barton Capital Corp. 0.080%, due 11/04/21	10,000,000	9,999,933
Fairway Finance Corp. 0.130%, due 02/02/22	15,000,000	14,994,963
0.140%, due 02/24/22	12,000,000	11,994,633
0.180%, due 11/05/21	23,000,000	22,999,540
LMA Americas LLC 0.120%, due 11/30/21	18,000,000	17,998,260
0.150%, due 02/10/22	11,000,000	10,995,371
0.160%, due 04/07/22	28,000,000	27,980,462
Old Line Funding LLC 0.130%, due 01/11/22	16,000,000	15,995,898
0.160%, due 02/10/22	20,000,000	19,991,022
0.160%, due 02/23/22	21,000,000	20,989,360
0.210%, due 02/14/22	20,000,000	19,987,750

	Face Amount	Value
Commercial paper[2]—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC 0.100%, due 11/15/21	$12,000,000	$11,999,533
0.110%, due 12/13/21	20,000,000	19,997,433
0.115%, due 01/06/22	23,000,000	22,995,151
Starbird Funding Corp. 0.060%, due 11/01/21	12,000,000	12,000,000
0.100%, due 01/06/22	15,000,000	14,997,250
Thunder Bay Funding LLC 0.140%, due 01/10/22	27,000,000	26,992,650
0.150%, due 04/04/22	39,000,000	38,974,975
0.160%, due 03/04/22[3]	20,000,000	19,989,067
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.050%, 0.130%, due 02/04/22[1,3]	20,000,000	20,000,000
SOFR + 0.120%, 0.170%, due 03/01/22[1,3]	20,000,000	20,000,000
Victory Receivables Corp. 0.095%, due 11/02/21	25,000,000	24,999,934
0.140%, due 01/12/22	28,085,000	28,077,136

		495,026,576

Banking-non-U.S.—51.5%
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 0.010%, 0.138%, due 11/10/21[1,3]	10,000,000	10,000,000
0.190%, due 11/29/21	17,000,000	16,997,488
0.200%, due 12/21/21	17,000,000	16,995,278
ASB Finance Ltd. 0.185%, due 04/06/22	18,000,000	17,985,570
Bank of Nova Scotia
SOFR + 0.170%, 0.220%, due 06/02/22[1,3]	20,000,000	20,000,000
0.230%, due 04/07/22	11,000,000	10,988,966
Banque et Caisse d Epargne de I Etat 0.140%, due 03/01/22	34,000,000	33,984,133
Barclays Bank PLC 0.120%, due 11/23/21	29,000,000	28,997,873
0.140%, due 12/14/21	26,000,000	25,995,652
BNZ International Funding Ltd. 0.150%, due 04/01/22	15,000,000	14,990,562
SOFR + 0.120%, 0.170%, due 07/08/22[1,3]	15,000,000	15,000,000
Caisse des Depots et Consignations 0.190%, due 01/26/22	20,000,000	19,990,922
Canadian Imperial Bank of Commerce 0.230%, due 04/04/22	16,000,000	15,984,258
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,971,903
0.300%, due 10/21/22	14,000,000	13,958,700
DBS Bank Ltd. 0.100%, due 11/18/21	17,000,000	16,999,197
0.145%, due 04/01/22	15,000,000	14,990,877
Dexia Credit Local SA 0.095%, due 11/02/21	10,000,000	9,999,974
0.105%, due 12/01/21	22,000,000	21,998,075
0.150%, due 03/17/22	31,000,000	30,982,433

52

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.050%, due 11/01/21	$115,000,000	$115,000,000
Erste Finance LLC 0.070%, due 11/04/21	110,000,000	109,999,358
Federation des Caisses Desjardins du Quebec 0.040%, due 11/01/21	50,000,000	50,000,000
0.050%, due 11/03/21	40,000,000	39,999,889
0.050%, due 11/04/21	25,000,000	24,999,896
Mitsubishi UFJ Trust & Banking Corp. 0.115%, due 11/02/21	16,000,000	15,999,949
0.115%, due 11/08/21	16,000,000	15,999,642
National Australia Bank Ltd.
SOFR + 0.085%, 0.135%, due 02/16/22[1,3]	14,000,000	14,000,000
National Bank of Canada 0.140%, due 02/14/22	17,000,000	16,993,058
0.170%, due 03/25/22	18,000,000	17,987,760
0.175%, due 05/20/22	10,000,000	9,990,278
Nordea Bank Abp 0.090%, due 12/14/21	15,000,000	14,998,387
NRW Bank 0.055%, due 11/03/21	75,000,000	74,999,771
0.055%, due 11/05/21	25,000,000	24,999,847
0.060%, due 11/02/21	20,000,000	19,999,967
Oversea-Chinese Banking Corp. Ltd. 0.150%, due 04/04/22	15,000,000	14,990,375
SOFR + 0.120%, 0.170%, due 06/23/22[1,3]	15,000,000	15,000,000
0.180%, due 07/01/22	15,000,000	14,981,850
0.200%, due 12/08/21	19,100,000	19,096,074
Skandinaviska Enskilda Banken AB 0.105%, due 12/09/21	20,000,000	19,997,783
0.150%, due 12/20/21	20,000,000	19,995,917
0.185%, due 04/18/22	15,000,000	14,987,050
0.200%, due 12/10/21	22,500,000	22,495,125
Societe Generale SA 0.050%, due 11/02/21	32,000,000	31,999,956
0.050%, due 11/05/21	60,000,000	59,999,667
Sumitomo Mitsui Trust Bank Ltd. 0.130%, due 12/23/21	22,000,000	21,995,869
0.140%, due 02/07/22	29,000,000	28,988,948
0.150%, due 01/28/22	7,000,000	6,997,433
Svenska Handelsbanken AB 0.130%, due 02/18/22	17,000,000	16,993,309
0.180%, due 11/09/21	20,000,000	19,999,200
Swedbank AB 0.150%, due 02/23/22	15,000,000	14,992,875

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Toronto-Dominion Bank 0.060%, due 11/02/21	$15,000,000	$14,999,975
3 mo. USD LIBOR + 0.030%, 0.148%, due 12/16/21[1,3]	20,000,000	20,000,000
0.150%, due 03/21/22	13,000,000	12,992,417
0.240%, due 05/05/22	20,000,000	19,975,333
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,984,983
0.220%, due 05/03/22	23,000,000	22,974,278
Westpac Banking Corp.
3 mo. USD LIBOR + 0.020%, 0.148%, due 11/24/21[1,3]	20,000,000	20,000,000
0.200%, due 09/09/22	16,000,000	15,972,267
0.270%, due 10/12/22	15,000,000	14,961,188

		1,434,151,535

Banking-U.S.—2.7%
Bedford Row Funding Corp.
3 mo. USD LIBOR + 0.010%, 0.128%, due 11/01/21[1,3]	18,000,000	18,000,000
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 04/08/22	15,000,000	14,988,150
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	15,000,000	14,983,334
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,989,253
0.170%, due 11/29/21	12,550,000	12,548,341

		73,509,078
Total commercial paper (cost—$2,002,687,189)		2,002,687,189

Time deposits—6.9%
Banking-non-U.S.—6.9%
ABN AMRO Bank N.V. 0.070%, due 11/01/21	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank 0.070%, due 11/01/21	52,000,000	52,000,000
Mizuho Bank Ltd. 0.070%, due 11/01/21	40,000,000	40,000,000
Total time deposits (cost—$192,000,000)		192,000,000

Repurchase agreements—11.0%
Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.200% due 11/01/21, collateralized by $60,544,422 various asset-backed convertible bonds zero coupon to 6.750% due 1/01/22 to 12/31/99; (value—$53,817,378); proceeds: $50,000,833	50,000,000	50,000,000

53

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/21 with BNP Paribas SA, 0.050% due 11/01/21, collateralized by $110,000 various asset-backed convertible bonds 2.000% to 2.500% due 1/26/22 to 6/18/29, $24,000 Federal Farm Credit Bank, 2.040% to 3.460% due 7/18/34 to 12/22/45, $315,000 Federal Home Loan Bank obligations, 4.100% to 5.250% due 12/09/22 to 10/24/33, $4,600,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.150% due 12/11/25 to 7/13/40, $17,650,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 5/15/22 to 1/15/33, $252,400 U.S. Treasury Bonds, 2.500% to 7.500% due 8/15/23 to 2/15/45, $9,967,600 U.S. Treasury Inflation Index Bonds, 0.750% to 1.750% due 1/15/28 to 2/15/49, $19,003,500 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 7/15/24 to 1/15/26, $9,972,600 U.S. Treasury Notes, 0.125% to 2.750% due 1/15/22 to 11/15/26, $4,795,200 U.S. Treasury Bills, zero coupon due 11/02/21 to 10/06/22, $40,050,558 U.S. Treasury Bonds STRIPs, zero coupon due 5/15/25 to 11/15/47 and $566,800 U.S. Treasury Bonds Principal STRIPs, zero coupon due 2/15/45 to 8/15/46; (value—$102,001,112); proceeds: $100,000,417

	$100,000,000	$100,000,000
Repurchase agreement dated 10/29/21 with Fixed Income Clearing Corp., 0.010% due 11/01/21, collateralized by $11,083,200 U.S. Treasury Note, 2.500% due 1/15/22; (value—$11,220,056); proceeds: $11,000,009	11,000,000	11,000,000

Repurchase agreement dated 10/29/21 with Goldman Sachs & Co., 0.050% due 11/01/21, collateralized by $1,000,000 Federal Farm Credit Bank, 0.205% due 12/13/21, $8,150,000 Federal Home Loan Bank obligations, zero coupon to 5.500% due 11/26/21 to 7/15/36, $3,928,000 Federal Home Loan Mortgage Corp. obligations, 2.375% due 1/13/22, $4,000 Federal National Mortgage Association obligations, 1.375% due 9/06/22, $300 U.S. Treasury Bond, 6.125% due 8/15/29, $3,200 U.S. Treasury Notes, 2.250% to 2.625% due 3/31/25 to 8/15/27, $500 U.S. Treasury Bill, zero coupon due 2/08/22 and $6,872,581 U.S. Treasury Bonds STRIPs, zero coupon due 8/15/32 to 8/15/48; (value—$22,338,000); proceeds: $21,900,091

	21,900,000	21,900,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/29/21 with JP Morgan, 0.400% due 12/03/21, collateralized by $30,139,000 various asset-backed convertible bonds 3.250% to 4.000% due 6/15/24 to 10/15/37; (value—$38,500,173); proceeds: $35,013,611[4]	$35,000,000	$35,000,000
Repurchase agreement dated 10/29/21 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $24,691,123 various asset-backed convertible bonds zero coupon to 13.000% due 1/15/22 to 6/01/50; (value—$26,348,453); proceeds: $25,047,500[4]	25,000,000	25,000,000
Repurchase agreement dated 10/29/21with Merrill Lynch Pierce Fenner & Smith, Inc., 0.720% due 02/01/22, collateralized by $59,432,870 various asset-backed convertible bonds zero coupon to 11.000% due 1/15/22 to 06/05/2115 and $4,622 shares of various equity securities; (value—$69,154,831); proceeds: $65,123,500[4]	65,000,000	65,000,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$2,780,587,189 which approximates cost for federal income tax purposes)—99.9%		2,780,587,189

Other assets in excess of liabilities—0.1%		2,082,084
Net assets—100.0%		$2,782,669,273

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

54

Prime CNAV Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$278,000,000	$—	$278,000,000
Commercial paper	—	2,002,687,189	—	2,002,687,189
Time deposits	—	192,000,000	—	192,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$2,780,587,189	$—	$2,780,587,189

At October 31, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $191,989,067, represented 6.9% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2021 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2021.

See accompanying notes to financial statements.

55

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—90.4%
Alaska—1.7%
City of Valdez, (Exxon Pipeline Co. Project), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$800,000	$800,000
Series B, 0.030%, VRD	10,335,000	10,335,000
Series C, 0.030%, VRD	2,100,000	2,100,000

		13,235,000

Arizona—0.9%
Arizona Health Facilities Authority, (Banner Health Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	6,000,000	6,000,000
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), Refunding, Revenue Bonds 0.030%, VRD	900,000	900,000
Industrial Development Authority of the City of Phoenix, (Mayo Clinic), Revenue Bonds, Series B, 0.020%, VRD	400,000	400,000

		7,300,000

California—0.9%
California Health Facilities Financing Authority Revenue, (CommonSpirit Health Obligated Group), Revenue Bonds, Series C, 0.060%, VRD	2,500,000	2,500,000
City of Irvine, (Assessment District No.03-19), Series A, 0.010%, VRD	500,000	500,000
City of Irvine, (Reassessment District No. 85-7A) 0.010%, VRD	1,684,000	1,684,000
Los Angeles Department of Water & Power System, Refunding, Revenue Bonds, Subseries A-3, 0.020%, VRD	400,000	400,000
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds, Series A-1, 0.020%, VRD	1,940,000	1,940,000

		7,024,000

Colorado—1.0%
City & County of Denver CO,Refunding, COP, Series A2, 0.030%, VRD	600,000	600,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.060%, VRD	5,000,000	5,000,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Colorado Health Facilities Authority, (Children’s Hospital Colorado Obligated Group), Refunding, Revenue Bonds 0.030%, VRD	$250,000	$250,000
0.060%, VRD	2,000,000	2,000,000

		7,850,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority, (Yale University), Revenue Bonds, Series V-1, 0.010%, VRD	300,000	300,000
Series V-2, 0.010%, VRD	200,000	200,000

		500,000

Delaware—0.2%
Delaware State Economic Development Authority, (YMCA of Delaware), Revenue Bonds 0.060%, VRD	1,245,000	1,245,000

District of Columbia—1.4%
District of Columbia Water & Sewer Authority Subordinate Lien, Revenue Bonds, Subseries B-2, 0.050%, VRD	11,000,000	11,000,000

Florida—1.3%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.060%, VRD	2,450,000	2,450,000
Hillsborough County Industrial Development Authority, (BayCare Health System), Refunding, Revenue Bonds, Series B, 0.030%, VRD	5,500,000	5,500,000
Series C, 0.050%, VRD	400,000	400,000
Sarasota County Public Hospital District, (Sarasota Memorial Hospital), Refunding, Revenue Bonds, Series B, 0.060%, VRD	1,605,000	1,605,000

		9,955,000

Illinois—16.6%
Illinois Development Finance Authority, (Chicago Symphony Project), Revenue Bonds 0.060%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, (Francis W. Parker School Project), Revenue Bonds 0.070%, VRD	19,700,000	19,700,000

56

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, (Edward-Elmhurst Healthcare Obligated Group), Revenue Bonds, Series D, 0.050%, VRD	$10,000,000	$10,000,000
Illinois Finance Authority, (Gift of Hope Donor Project), Revenue Bonds 0.060%, VRD	9,110,000	9,110,000
Illinois Finance Authority, (Hospital Sisters Services Obligated Group), Refunding, Revenue Bonds 0.050%, VRD	8,300,000	8,300,000
Illinois Finance Authority, (OSF Healthcare System), Refunding, Revenue Bonds 0.030%, VRD	510,000	510,000
0.030%, VRD	6,600,000	6,600,000
Illinois Finance Authority, (Steppenwolf Theatre Co.), Revenue Bonds 0.080%, VRD	6,815,000	6,815,000
0.080%, VRD	8,450,000	8,450,000
Illinois Finance Authority, (University of Chicago Medical Center Obligated Group), Revenue Bonds, Series E-1, 0.060%, VRD	10,000,000	10,000,000
Illinois Finance Authority, (University of Chicago), Refunding, Revenue Bonds, Series C, 0.050%, VRD	22,600,000	22,600,000
Illinois Finance Authority, (University of Chicago), Revenue Bonds, Series B, 0.050%, VRD	13,016,000	13,016,000

		127,601,000

Indiana—7.2%
Indiana Finance Authority, (Duke Energy Indiana Project), Refunding, Revenue Bonds, Series A-5, 0.040%, VRD	24,020,000	24,020,000
Indiana Finance Authority, (Trinity Health), Refunding, Revenue Bonds, Series D-1, 0.050%, VRD	27,700,000	27,700,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.030%, VRD	3,650,000	3,650,000

		55,370,000

Louisiana—0.1%
Louisiana Public Facilities Authority, (Christus Health Obligated Group), Refunding, Revenue Bonds, Series B2, 0.040%, VRD	620,000	620,000

	Face Amount	Value
Municipal bonds—(continued)
Maryland—0.5%
Maryland Economic Development Corp., (Howard Hughes Medical Institute), Revenue Bonds, Series A, 0.060%, VRD	$1,180,000	$1,180,000
Montgomery County Housing Development Corp. Opportunities Commission, Revenue Bonds, Series A, 0.060%, VRD	2,400,000	2,400,000

		3,580,000

Massachusetts—0.8%
Massachusetts Health & Educational Facilities Authority, (Harvard University), Revenue Bonds, Series Y, 0.040%, VRD	700,000	700,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.050%, VRD	5,255,000	5,255,000

		5,955,000

Michigan—0.2%
Green Lake Township Economic Development Corp., (Interlochen Center Project), Refunding, Revenue Bonds 0.030%, VRD	1,700,000	1,700,000

Minnesota—0.7%
City of Minneapolis MN, (Fairview Health Services Obligated Group), Refunding, Revenue Bonds 0.060%, VRD	1,700,000	1,700,000
Midwest Consortium of Municipal Utilities, (Draw Down-Association Financing Program), Revenue Bonds, Series B, 0.050%, VRD	650,000	650,000
Rochester Minnesota Health Care Facilities, (Mayo Clinic), Revenue Bonds, Series A, 0.050%, VRD	3,100,000	3,100,000

		5,450,000

Mississippi—4.3%
County of Jackson MS, (Chevron USA, Inc. Project), Refunding, Revenue Bonds 0.030%, VRD	600,000	600,000
Mississippi Business Finance Corp., (Chevron USA, Inc. Project), Revenue Bonds,
Series A, 0.030%, VRD	1,385,000	1,385,000
Series A, 0.030%, VRD	1,525,000	1,525,000
Series A, 0.060%, VRD	1,845,000	1,845,000

57

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series B, 0.030%, VRD	$755,000	$755,000
Series B, 0.030%, VRD	1,800,000	1,800,000
Series B, 0.030%, VRD	2,050,000	2,050,000
Series B, 0.060%, VRD	600,000	600,000
Series C, 0.030%, VRD	1,000,000	1,000,000
Series C, 0.030%, VRD	1,475,000	1,475,000
Series C, 0.030%, VRD	1,780,000	1,780,000
Series D, 0.030%, VRD	1,900,000	1,900,000
Series E, 0.030%, VRD	1,300,000	1,300,000
Series E, 0.030%, VRD	2,350,000	2,350,000
Series F, 0.030%, VRD	1,725,000	1,725,000
Series G, 0.030%, VRD	795,000	795,000
Series G, 0.030%, VRD	1,535,000	1,535,000
Series G, 0.030%, VRD	1,990,000	1,990,000
Series H, 0.030%, VRD	5,425,000	5,425,000
Series L, 0.030%, VRD	600,000	600,000
Mississippi Development Bank, (Jackson County Industrial Water System), Revenue Bonds 0.030%, VRD	900,000	900,000

		33,335,000

Missouri—3.1%
Health & Educational Facilities Authority of the State of Missouri, (Ascension Health Credit Group), Revenue Bonds,
Series C-3, 0.050%, VRD	10,000,000	10,000,000
Series C-5, 0.060%, VRD	3,675,000	3,675,000
Health & Educational Facilities Authority of the State of Missouri, (BJC Healthcare Obligated Group), Revenue Bonds, Series D, 0.060%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, (St. Louis University), Revenue Bonds, Series B-1, 0.040%, VRD	5,620,000	5,620,000

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, (Washington University), Revenue Bonds, Series C, 0.030%, VRD	$2,200,000	$2,200,000

		23,615,000

Nebraska—1.4%
Douglas County Hospital Authority No. 2, (Health Facilities for Children), Refunding, Revenue Bonds, Series A, 0.030%, VRD	5,455,000	5,455,000
Hospital Authority No. 1 of Lancaster County, (Bryanlgh Medical Center), Refunding, Revenue Bonds, Series B-1, 0.030%, VRD	5,005,000	5,005,000

		10,460,000

Nevada—0.1%
County of Clark Department of Aviation, Revenue Bonds, Series D-2A, 0.070%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, (Dartmouth College), Revenue Bonds 0.030%, VRD	410,000	410,000

New Jersey—1.0%
Industrial Pollution Control Financing Authority of Union County, (Exxon Project), Refunding, Revenue Bonds 0.030%, VRD	8,000,000	8,000,000

New York—15.0%
City of New York, GO Bonds,
Subseries B-3, 0.060%, VRD	8,300,000	8,300,000
Subseries D-4, 0.030%, VRD	10,250,000	10,250,000
Subseries L-4, 0.030%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, (Marist College), Revenue Bonds, Series A, 0.050%, VRD	4,790,000	4,790,000
New York City Housing Development Corp., Revenue Bonds, Series A, 0.040%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.050%, VRD	19,430,000	19,430,000

58

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Series A-3, 0.050%, VRD	$8,675,000	$8,675,000
Series C6, 0.060%, VRD	3,000,000	3,000,000
New York City Water & Sewer System, Revenue Bonds,
Series BB-1, 0.060%, VRD	2,400,000	2,400,000
Series BB-5, 0.020%, VRD	8,700,000	8,700,000
Series DD-2, 0.030%, VRD	6,560,000	6,560,000
New York State Dormitory Authority, (Rockefeller University), Revenue Bonds, Series A, 0.050%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, (Consolidated Edison Co of New York Inc.), Revenue Bonds, Subseries A-1, 0.060%, VRD	3,000,000	3,000,000
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A-5, 0.050%, VRD	3,575,000	3,575,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds, Series 2005B-4C, 0.030%, VRD	4,350,000	4,350,000
Series C, 0.040%, VRD	5,170,000	5,170,000
Subseries B-3, 0.040%, VRD	13,095,000	13,095,000

		115,510,000

North Carolina—0.6%
Charlotte-Mecklenburg Hospital Authority, (Carolinas), Revenue Bonds, AGM, Series E, 0.030%, VRD	4,305,000	4,305,000

Ohio—4.4%
Akron Bath Copley Joint Township Hospital District, (Summa Health Obligated Group), Revenue Bonds, Series A-R, 0.050%, VRD	9,800,000	9,800,000
Series B-R, 0.050%, VRD	3,040,000	3,040,000
County of Montgomery, (Premier Health Partners Obligated), Refunding, Revenue Bonds, Series C, 0.040%, VRD	4,100,000	4,100,000

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, (Cleveland Clinic Health System Obligated Group), Revenue Bonds, Series D-1, 0.050%, VRD	$3,170,000	$3,170,000
Series F, 0.030%, VRD	4,125,000	4,125,000
State of Ohio, GO Bonds, Series D, 0.050%, VRD	9,690,000	9,690,000

		33,925,000

Oregon—0.6%
Clackamas County Hospital Facility Authority, (Legacy Health Obligated Group), Revenue Bonds, Series B, 0.050%, VRD	400,000	400,000
Oregon State Facilities Authority, (PeaceHealth Obligated Group), Refunding, Revenue Bonds, Series A, 0.030%, VRD	4,300,000	4,300,000

		4,700,000

Pennsylvania—6.6%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), Refunding, Revenue Bonds 0.030%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority, (Education Center Watson), Revenue Bonds 0.050%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, (Watson Institute Friendship), Revenue Bonds 0.080%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.050%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series A, 0.050%, VRD	5,000,000	5,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.050%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.050%, VRD	2,400,000	2,400,000

		50,520,000

59

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., (New England Institute Technology), Refunding, Revenue Bonds 0.080%, VRD	$840,000	$840,000

Tennessee—1.5%
Greeneville Health & Educational Facilities Board, (Ballad Health), Revenue Bonds, Series B, 0.050%, VRD	700,000	700,000
Montgomery County Public Building Authority, Revenue Bonds 0.050%, VRD	3,200,000	3,200,000
0.050%, VRD	7,600,000	7,600,000

		11,500,000

Texas—9.9%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.040%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.060%, VRD	12,955,000	12,955,000
City of Houston TX Combined Utility System Revenue First lien, Refunding, Revenue Bonds, Series B-4, 0.050%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., (Methodist Hospital), Refunding, Revenue Bonds, Series B, 0.030%, VRD	14,445,000	14,445,000
Harris County Cultural Education Facilities Finance Corp., (Texas Children’s Hospital Obligated Group), Refunding, Revenue Bonds, Series C, 0.030%, VRD	2,000,000	2,000,000
Harris County Health Facilities Development Corp., (Methodist Hospital System), Refunding, Revenue Bonds, Series A-1, 0.030%, VRD	5,300,000	5,300,000
Series A-2, 0.030%, VRD	510,000	510,000
Harris County Hospital District Senior lien, Refunding, Revenue Bonds 0.060%, VRD	8,115,000	8,115,000
Lower Neches Valley Authority Industrial Development Corp., (Exxon Capital Ventures Inc.), Refunding, Revenue Bonds 0.040%, VRD	1,000,000	1,000,000
0.040%, VRD	11,130,000	11,130,000
Subseries A-3, 0.030%, VRD	100,000	100,000

	Face Amount	Value
Municipal bonds—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp., (Exxon Mobil Corp.), Refunding, Revenue Bonds, Series A, 0.030%, VRD	$4,400,000	$4,400,000
State of Texas, GO Bonds, Series B-R, 0.050%, VRD	800,000	800,000
Series C, 0.060%, VRD	10,000,000	10,000,000

		75,805,000

Utah—1.2%
City of Murray UT, (IHC Health Services Inc. Obligated Group), Revenue Bonds, Series C, 0.030%, VRD	9,455,000	9,455,000

Virginia—3.0%
Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), Revenue Bonds,
Series A, 0.070%, VRD	1,800,000	1,800,000
Series D, 0.070%, VRD	14,055,000	14,055,000
Series F, 0.060%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), Revenue Bonds, Series B, 0.060%, VRD	1,700,000	1,700,000

		22,705,000

Washington—1.2%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.040%, VRD	9,400,000	9,400,000

Wisconsin—2.7%
Public Finance Authority, (WakeMed Obligated Group), Revenue Bonds,
Series B, 0.060%, VRD	7,900,000	7,900,000
Series C, 0.040%, VRD	10,100,000	10,100,000
Wisconsin Health & Educational Facilities Authority, (Marshfield Clinic Health, Inc.), Revenue Bonds, Series A, 0.040%, VRD	3,115,000	3,115,000

		21,115,000
Total municipal bonds (cost—$694,540,000)		694,540,000

60

Tax-Free Master Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—9.6%
California—1.3%
San Francisco City & County Public Utilities Commission Power Revenue 0.080%, due 11/16/21	$10,000,000	$10,000,000

Colorado—1.3%
Lower Colorado River Authority 0.100%, due 01/06/22	10,000,000	10,000,000

District of Columbia—0.4%
District Of Columbia 0.080%, due 11/02/21	3,000,000	3,000,000

Florida—1.3%
Florida Local Government Finance Commission 0.060%, due 11/02/21	10,000,000	10,000,000

Minnesota—1.3%
City of Rochester MN 0.100%, due 11/04/21	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—4.0%
Board of Regents of the University of Texas System 0.080%, due 12/02/21	$25,000,000	$25,000,000
0.080%, due 12/02/21	1,350,000	1,350,000
City of Garland TX 0.060%, due 11/17/21	4,000,000	4,000,000

		30,350,000
Total tax-exempt commercial paper (cost—$73,350,000)		73,350,000
Total investments (cost—$767,890,000 which approximates cost for federal income tax purposes)—100.0%		767,890,000

Other assets in excess of liabilities—0.00%†		166,861
Net assets—100.0%		$768,056,861

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2021 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$694,540,000	$—	$694,540,000
Tax-exempt commercial paper	—	73,350,000	—	73,350,000
Total	$—	$767,890,000	$—	$767,890,000

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

61

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
BSBY	Bloomberg Short-Term Bank Yield Index
GO	General Obligation
COP	Certificate of Participation
LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate

SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October, 2021 and reset periodically.

See accompanying notes to financial statements.

62

Master Trust

Statement of assets and liabilities

October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$5,119,129,516	$615,254,194	$4,115,269,794	$11,883,261,704	$2,472,687,189	$767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—

Investments, at value
Investments	5,119,130,384	615,250,592	4,115,269,794	11,883,261,704	2,472,687,189	767,890,000
Repurchase agreements	1,239,000,000	167,000,000	4,431,000,000	14,005,900,000	307,900,000	—
Cash	2,655,475	537,796	3,250,227	2,971,377	2,103,576	522,166
Receivable for investments sold	—	—	—	—	—	4,445,023
Receivable for interest	535,850	21,936	803,366	3,349,779	215,952	34,663
Receivable from affiliate	—	25,550	—	—	—	—
Total assets	6,361,321,709	782,835,874	8,550,323,387	25,895,482,860	2,782,906,717	772,891,852

Liabilities:
Payable for investments purchased	—	—	121,985,092	505,954,083	—	4,820,087
Payable to affiliate	526,472	—	359,632	965,496	237,444	14,904
Total liabilities	526,472	—	122,344,724	506,919,579	237,444	4,834,991
Net assets, at value	$6,360,795,237	$782,835,874	$8,427,978,663	$25,388,563,281	$2,782,669,273	$768,056,861

See accompanying notes to financial statements.

63

Master Trust

Statement of operations

For the six months ended October 31, 2021 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$5,981,315	$407,608	$2,554,182	$7,259,800	$2,622,334	$154,802
Expenses:
Investment advisory and administration fees	3,655,764	363,182	3,857,922	13,569,704	1,723,459	393,249
Trustees’ fees and expenses	25,140	8,725	26,901	72,987	14,956	8,845
Total expenses	3,680,904	371,907	3,884,823	13,642,691	1,738,415	402,094
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(371,907)	(1,709,671)	(7,749,799)	—	(287,492)
Net expenses	3,680,904	—	2,175,152	5,892,892	1,738,415	114,602
Net investment income (loss)	2,300,411	407,608	379,030	1,366,908	883,919	40,200
Net realized gain (loss)	30,021	—	9,171	10,309	—	—
Net change in unrealized appreciation (depreciation)	(576,233)	(26,214)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$1,754,199	$381,394	$388,201	$1,377,217	$883,919	$40,200

See accompanying notes to financial statements.

64

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$2,300,411	$25,391,678
Net realized gain (loss)	30,021	(1,170)
Net change in unrealized appreciation (depreciation)	(576,233)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	1,754,199	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(2,464,068,091)	(7,719,748,147)
Net increase (decrease) in net assets	(2,462,313,892)	(7,697,644,749)
Net assets:

Beginning of period	8,823,109,129	16,520,753,878
End of period	$6,360,795,237	$8,823,109,129

	ESG Prime Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$407,608	$575,115
Net realized gain (loss)	—	1,551
Net change in unrealized appreciation (depreciation)	(26,214)	(24,570)
Net increase (decrease) in net assets resulting from operations	381,394	552,096
Net increase (decrease) in net assets from beneficial interest transactions	171,946,390	536,344,294
Net increase (decrease) in net assets	172,327,784	536,896,390
Net assets:

Beginning of period	610,508,090	73,611,700
End of period	$782,835,874	$610,508,090

	Government Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$379,030	$11,209,051
Net realized gain (loss)	9,171	256,465
Net increase (decrease) in net assets resulting from operations	388,201	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(395,102,394)	(8,951,448,030)
Net increase (decrease) in net assets	(394,714,193)	(8,939,982,514)
Net assets:

Beginning of period	8,822,692,856	17,762,675,370
End of period	$8,427,978,663	$8,822,692,856

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$1,366,908	$29,139,827
Net realized gain (loss)	10,309	(2)
Net increase (decrease) in net assets resulting from operations	1,377,217	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(7,288,004,899)	(2,157,669,635)
Net increase (decrease) in net assets	(7,286,627,682)	(2,128,529,810)
Net assets:

Beginning of period	32,675,190,963	34,803,720,773
End of period	$25,388,563,281	$32,675,190,963

	Prime CNAV Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$883,919	$12,383,882
Net realized gain (loss)	—	13,975
Net increase (decrease) in net assets resulting from operations	883,919	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(1,667,622,067)	(3,058,221,326)
Net increase (decrease) in net assets	(1,666,738,148)	(3,045,823,469)
Net assets:

Beginning of period	4,449,407,421	7,495,230,890
End of period	$2,782,669,273	$4,449,407,421

	Tax-Free Master Fund
	For the six months ended October 31, 2021 (unaudited)	For the year ended April 30, 2021
From operations:

Net investment income (loss)	$40,200	$598,064
Net increase (decrease) in net assets resulting from operations	40,200	598,064
Net increase (decrease) in net assets from beneficial interest transactions	(46,208,788)	(1,759,955,281)
Net increase (decrease) in net assets	(46,168,588)	(1,759,357,217)
Net assets:

Beginning of period	814,225,449	2,573,582,666
End of period	$768,056,861	$814,225,449

See accompanying notes to financial statements.

66

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.08%	0.09%
Net investment income (loss)	0.06%[1]	0.19%	1.90%	2.32%	1.41%	0.52%
Supplemental data:
Total investment return[2]	0.03%	0.15%	1.92%	2.31%	1.38%	0.64%
Net assets, end of period (000’s)	$6,360,795	$8,823,109	$16,520,754	$15,779,160	$7,775,651	$3,161,118

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Year ended April 30, 2021	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	—%[2]	—%	0.00%[2]
Net investment income (loss)	0.11%[2]	0.18%	1.24%[2]
Supplemental data:
Total investment return[3]	0.06%	0.22%	0.47%
Net assets, end of period (000’s)	$782,836	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

68

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,				For the period from June 24, 2016[1] to April 30, 2017
		2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.06%[2]	0.10%	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.01%[2]	0.09%	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.00%	0.08%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$8,427,979	$8,822,693	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.09%	1.56%	2.07%	1.08%	0.39%
Supplemental data:
Total investment return[2]	0.01%	0.08%	1.70%	2.10%	1.08%	0.38%
Net assets, end of period (000’s)	$25,388,563	$32,675,191	$34,803,721	$17,222,690	$18,029,945	$18,194,995

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%[1]	0.19%	1.83%	2.29%	1.34%	0.66%
Supplemental data:
Total investment return[2]	0.03%	0.17%	1.90%	2.27%	1.32%	0.62%
Net assets, end of period (000’s)	$2,782,669	$4,449,407	$7,495,231	$4,881,630	$2,370,336	$1,336,158

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2021 (unaudited)	Years ended April 30,
		2021	2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.03%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.01%[1]	0.04%	1.19%	1.35%	0.93%	0.50%
Supplemental data:
Total investment return[2]	0.01%	0.04%	1.23%	1.38%	0.91%	0.46%
Net assets, end of period (000’s)	$768,057	$814,225	$2,573,583	$2,276,103	$3,327,962	$2,317,734

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the implications, if any, of the additional requirements and the impact on the Portfolio’s financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

73

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the

74

Master Trust

Notes to financial statements (unaudited)

event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2021, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

75

Master Trust

Notes to financial statements (unaudited)

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the US dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

76

Master Trust

Notes to financial statements (unaudited)

At October 31, 2021, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services (or related waivers/reimbursements) as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$526,472
ESG Prime Master Fund	(25,550)
Government Master Fund	359,632
Treasury Master Fund	965,496
Prime CNAV Master Fund	237,444
Tax-Free Master Fund	14,904

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2021, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$1,709,671
Treasury Master Fund	7,749,799
Tax-Free Master Fund	287,492

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until December 31, 2021. For the period ended October 31, 2021, UBS AM voluntarily waived $371,907 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being deemed an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2021, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	4,790,000

77

Master Trust

Notes to financial statements (unaudited)

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$1,345,456,782	$9,072,253,790
Withdrawals	(3,809,524,873)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(2,464,068,091)	$(7,719,748,147)

ESG Prime Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$740,937,827	$1,132,688,561
Withdrawals	(568,991,437)	(596,344,267)
Net increase (decrease) in beneficial interest	$171,946,390	$536,344,294

Government Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$81,246,315,452	$47,491,220,565
Withdrawals	(81,641,417,846)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(395,102,394)	$(8,951,448,030)

Treasury Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$27,891,228,654	$54,430,506,105
Withdrawals	(35,179,233,553)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(7,288,004,899)	$(2,157,669,635)

78

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$185,195,878	$5,114,679,407
Withdrawals	(1,852,817,945)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(1,667,622,067)	$(3,058,221,326)

Tax-Free Master Fund

	For the six months ended October 31, 2021	For the year ended April 30, 2021
Contributions	$194,596,000	$402,602,443
Withdrawals	(240,804,788)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$(46,208,788)	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$169,000
Gross unrealized depreciation	(168,132)
Net unrealized appreciation (depreciation)	$868

ESG Prime Master Fund

Gross unrealized appreciation	$17,536
Gross unrealized depreciation	(21,138)
Net unrealized appreciation (depreciation)	$(3,602)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2021, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2021, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

79

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of a Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Master Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

80

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 20-21, 2021, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to ESG Prime Master Fund (“ESG Prime Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with ESG Prime Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $277 billion in assets under management as of March 31, 2021 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2021. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

81

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select ESG Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2022. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Select ESG Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund, Prime Investor Feeder Fund and Select ESG Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (or, with respect to RMA Government Money Market Feeder Fund, funds selected based on utilization as a specialized “sweep fund” product) (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee, the ESG Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with Select ESG Prime Preferred Feeder Fund’s total expenses and Select ESG Prime Investor Feeder Fund’s Actual Management Fee the lowest in the Expense Group). (Below median fees or

82

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select ESG Prime Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select ESG Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select ESG Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fee, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the RMA Government Money Market Feeder Fund’s Actual Management Fee the lowest in the Expense Group).

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 2 basis points (i.e., 0.02%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Investor Feeder Fund’s Actual Management Fee and total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

83

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by less than 4 basis points (i.e., 0.04%) and 1 basis point (i.e., 0.01%), respectively, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of ESG Prime Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2021 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2021. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s

84

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

ESG Prime Master

Select ESG Prime Institutional Feeder Fund, Select ESG Prime Preferred Feeder Fund and Select ESG Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select ESG Prime Institutional Feeder Fund and the Select ESG Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-year period and since inception, and the performance of the Select ESG Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-year period and at the corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) It was noted that each fund commenced operations in January 2020.

Management explained that the Select ESG Prime Investor Feeder Fund’s relative underperformance was largely attributed to the exceptionally low interest rate environment and the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select ESG Prime Investor Feeder Fund was compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select ESG Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select ESG Prime Investor Feeder Fund’s performance was below the Performance Group median by 3 basis points (i.e., 0.03%) for the one-year period.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one-, three- and five-year periods and

85

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

since inception, except for the one-year period when performance of the Prime Investor Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to the composition of the Refinitiv (formerly, Lipper) Institutional Money Market category, which changed in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other FNAV prime money market funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 2 basis points (i.e., 0.02%) for the one-year period.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, except for the one-year period when the Tax-Free Reserves Feeder Fund was one basis point (i.e., 0.01%) below its corresponding Performance Universe median, ranking in the third quintile of the Performance Universe, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception, ranking in the third quintile in the one-year period. The Board noted the improved relative performance of the Tax-Free Investor Feeder Fund over prior periods.

86

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund, Tax-Free Master Fund and ESG Prime Master Fund) (unaudited)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

87

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2021. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1664

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 10, 2022

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 10, 2022